Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._22__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
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                           (Exact Name of Registrant)

                        Principal Life Insurance Company
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                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
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     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            _X__   on May 1, 2006 pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            ___   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A GROUP VARIABLE ANNUITY CONTRACT

                        FOR EMPLOYER-SPONSORED QUALIFIED

                      AND NON-QUALIFIED RETIREMENT PLANS)

           Issued by Principal Life Insurance Company (the "Company")

                          Prospectus dated May 1, 2006


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. The Company no longer offers or issues the contract. This Prospectus is only for the use of current Contractholders. The contracts are funded with the Principal Life Insurance Company Separate Account B ("Separate Account"). The assets of the Separate Account Divisions ("Divisions") are invested in the following underlying mutual funds:

                   Principal Variable Contracts Fund, Inc.
                   ---------------------------------------
 Asset Allocation Account                 LargeCap Growth Equity Account
 Balanced Account                         LargeCap Stock Index Account
 Bond Account                             MidCap Account
 Capital Value Account                    MidCap Growth Account
 Diversified International Account        MidCap Value Account
 Equity Growth Account                    Money Market Account
 Equity Income Account                    Real Estate Securities Account
 Government & High Quality Bond
 Account/(1)/                             SmallCap Account
 Growth Account                           SmallCap Growth Account
 International Emerging Markets Account   SmallCap Value Account
 International SmallCap Account





 /(1)/ On November 21, 2005, the Government Securities Account changed its name to Government & High Quality Bond Account.

This Prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference. Additional information about the Contract, including a Statement of Additional Information ("SAI"), dated May 1, 2006, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is part of this Prospectus. The table of contents of the SAI appears at the end of this Prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

TABLE OF CONTENTS


Glossary of Special Terms ...............................................

Synopsis................................................................

Expense Table and Example...............................................

Summary.................................................................

Description of Principal Life Insurance Company.........................

Principal Life Insurance Company Separate Account B.....................

The Underlying Mutual Fund..............................................

Deductions Under the Contract...........................................

Other Expenses..........................................................

Surplus Distribution at Sole Discretion of the Company..................

The Contract ............................................................

Statement of Values.....................................................

Services Available by Telephone.........................................

Distribution of the Contract............................................

Performance Calculation.................................................

Voting Rights...........................................................

Federal Tax Status......................................................

Rights Reserved by the Company..........................................

State Regulation........................................................

General Information.....................................................

Table of Separate Account Divisions.....................................

Table of Contents of the Statement of Additional Information............

Condensed Financial Information.........................................

Appendix
A.....................................................




This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contract holder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contract holder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTRACT DATE - The date this contract is effective, as shown on the face page of the contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.


EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract to another group annuity contract issued by the Company to the Contractholder.

INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option, or (b) for a married Plan Participant, the joint and one-half survivor variable annuity option.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.


PLAN PARTICIPANT - A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.


SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.

SYNOPSIS


The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between investment options.

         CONTRACTHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Sales charge imposed on purchase payments (as a        none
percentage of purchase payments)
-------------------------------------------------------------------------------
Transaction Fees (as a percentage of amount            .$25 for each
surrendered)                                             unscheduled
.. guaranteed maximum                                     partial surrender
                                                         after the 12th in a
                                                         Contract Year
..current                                               .none
-------------------------------------------------------------------------------

                                                       .$30 for each
                                                         unscheduled
                                                         transfer after the
Transfer Fee                                             12th in a
.. guaranteed maximum                                     Contract Year plus a
                                                         $15 charge if
                                                         transfers are made via
                                                         paper instruction
                                                       .none (if transfer
..current                                                 instructions are
                                                         received via our
                                                         toll-free number); a
                                                         $15 charge is imposed
                                                         if transfers are made
                                                         via paper instruction
-------------------------------------------------------------------------------
Documentation Expense
.. Principal Standard Plan                              $125
.. Principal Custom-written Plan
 initial plan document                                 $700
 plan amendments                                       $300
 summary plan booklet                                  $500
.. Plan not provided by Principal -
 summary plan booklet                                  $900
-------------------------------------------------------------------------------

The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Separate Account Annual Expenses (as a
percentage of average account value)
.. guaranteed maximum                      1.25%
..current                                  0.42%
-------------------------------------------------------------------------------
Annual Recordkeeping Expense paid
quarterly /(//1//)/
.. maximum charge                          $10 per participant + $25,316
 (5,000 plan participants or more)
.. minimum charge                          $2,250
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Annual Recordkeeping Expense for Outside
Assets /(//2//)/
.. maximum charge                          $4.50 per member + $11,392
 (5,000 plan participants or more)
.. minimum charge                          $1,000
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Location Fee
.. one location                            none
.. each additional location                $150 per quarter for each employee
                                          location
-------------------------------------------------------------------------------
Flexible Income Option (if elected by     $25 per year
the Owner of Benefits)
-------------------------------------------------------------------------------



/ //(//1//)/ if reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.
/ //(//2//)/ The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2005

                                                       MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including management  0.38         1.60
fees and other expenses)                             %            %
-------------------------------------------------------------------------------



Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2004:

                                                                     TOTAL
                                                                     GROSS
   UNDERLYING MUTUAL FUNDS     MANAGEMENT FEES  OTHER EXPENSES   EXPENSES/(1)/
   -----------------------     ---------------  --------------  ---------------
 Principal VCF Asset
 Allocation Account                 0.80%           0.06%           0.86%
 Principal VCF Balanced
 Account                            0.59            0.05            0.64
 Principal VCF Bond Account         0.45            0.02            0.47
 Principal VCF Capital Value
 Account                            0.60            0.01            0.61
 Principal VCF Diversified
 International Account              0.85            0.12            0.97/(2)/
 Principal VCF Equity Growth
 Account                            0.76            0.01            0.77
 Principal VCF Equity Income
 Account                            0.60            0.06            0.66
 Principal VCF Government &
 High Quality Bond Account          0.44            0.02            0.46
 Principal VCF Growth Account       0.60            0.02            0.62
 Principal VCF International
 Emerging Markets Account           1.25            0.35            1.60/(//2//)/
 Principal VCF International
 SmallCap Account                   1.19            0.14            1.33/(2)/
 Principal VCF LargeCap
 Growth Equity Account              1.00            0.09            1.09
 Principal VCF LargeCap Stock
 Index Account                      0.35            0.03            0.38/(//3)/
 Principal VCF MidCap Account       0.57            0.01            0.58
 Principal VCF MidCap Growth
 Account                            0.90            0.02            0.92
 Principal VCF MidCap Value
 Account                            1.05            0.02            1.07
 Principal VCF Money Market
 Account                            0.49            0.12            0.61
 Real Estate Securities
 Account                            0.88            0.01            0.89
 Principal VCF SmallCap
 Account                            0.85            0.03            0.88
 Principal VCF SmallCap
 Growth Account                     1.00            0.05            1.05
 Principal VCF SmallCap Value
 Account                            1.09            0.04            1.13

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.

/ //(//2) /Expense ratio without custodian credits.
/ //(//3//) /Expense ratio without the Manager's voluntary expense limit.
 Expense limit ceased on April 29, 2005. Effective January 1, 2006, the Management fee was reduced from 0.35% to 0.25%.

Example
This Example is intended to help the Contractholder compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that the Plan Participant invests $10,000 in the contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although actual costs may be higher or lower, based on these assumptions, the costs would be:


(1) If the Owner of Benefits surrenders the contract at the end of the applicable time period:


        SEPARATE ACCOUNT DIVISION          1 YEAR  3 YEARS  5 YEARS   10 YEARS
        -------------------------          ------  -------  -------   --------
 Principal VCF
 Asset Allocation Account                   $130    $406    $  702     $1,545
 Principal VCF
 Balanced Account                            108     337       585      1,294
 Principal VCF
 Bond Account                                 91     284       493      1,096
 Principal VCF
 Capital Value Account                       105     328       569      1,259
 Principal VCF
 Diversified International Account           142     440       761      1,669
 Principal VCF
 Equity Growth Account                       121     378       654      1,443
 Principal VCF
 Equity Income Account                       110     343       595      1,317
 Principal VCF
 Government & High Quality Bond Account       90     281       488      1,084
 Principal VCF
 Growth Account                              106     331       574      1,271
 Principal VCF
 International Emerging Markets Account      205     634     1,088      2,348
 Principal VCF
 International SmallCap Account              178     551       949      2,062
 Principal VCF
 LargeCap Growth Equity Account              154     477       824      1,802
 Principal VCF LargeCap Stock Index
 Account                                      82     255       444        990
 Principal VCF
 MidCap Account                              102     318       552      1,225
 Principal VCF
 MidCap Growth Account                       136     425       734      1,613
 Principal VCF
 MidCap Value Account                        152     471       813      1,779
 Principal VCF
 Money Market Account                        105     328       569      1,259
 Principal VCF
 Real Estate Securities Account              133     415       718      1,579
 Principal VCF
 SmallCap Account                            132     412       713      1,568
 Principal VCF
 SmallCap Growth Account                     150     465       803      1,757
 Principal VCF
 SmallCap Value Account                      158     490       845      1,845



SUMMARY


The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

The group variable annuity contract described in this Prospectus was issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 2006, the contract is no longer offered or issued.

CONTRIBUTIONS
The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. The following divisions (subject to state availability) are currently available:

      Asset Allocation                               Government &             MidCap Growth
                                                     High Quality Bond
      Balanced                                       Growth                    MidCap Value
      Bond                                           International Emerging    Money Market
                                                     Markets
      Capital Value                                  International SmallCap    Real Estate Securities
      Diversified International                      LargeCap Growth Equity   SmallCap
      Equity Growth                                  LargeCap Stock Index      SmallCap Growth
      Equity Income                                  MidCap                    SmallCap Value



The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.


SEPARATE ACCOUNT B
Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                                    DIVISION:                                   THE DIVISION INVESTS IN:
                                    ---------                                   ------------------------
            Asset Allocation                                              Asset Allocation Account
            Balanced                                                      Balanced Account
            Bond                                                          Bond Account
            Capital Value                                                 Capital Value Account
            Diversified International                                     Diversified International Account
            Equity Growth                                                 Equity Growth Account
            Equity Income                                                 Equity Income Account
                                                                          Government & High Quality Bond
            Government & High Quality Bond                                Account
            Growth                                                        Growth Account
                                                                          International Emerging Markets
            International Emerging Markets                                Account
            International SmallCap                                        International SmallCap Account
            LargeCap Growth Equity                                        LargeCap Growth Equity Account
            LargeCap Stock Index                                          LargeCap Stock Index Account
            MidCap                                                        MidCap Account
            MidCap Growth                                                 MidCap Growth Account
            MidCap Value                                                  MidCap Value Account
            Money Market                                                  Money Market Account
            Real Estate Securities                                        Real Estate Securities Account
            SmallCap                                                      SmallCap Account
            SmallCap Growth                                               SmallCap Growth Account
            SmallCap Value                                                SmallCap Value Account

DISTRIBUTIONS, TRANSFERS, AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.


DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.

The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUND


Each Division invests in shares of a corresponding Account of the underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially. A brief description for each Account is given in the TABLE OF SEPARATE ACCOUNT DIVISIONS.


DEDUCTIONS UNDER THE CONTRACT


A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.


MORTALITY AND EXPENSE RISKS CHARGE
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and
(ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

TRANSACTION FEE
The Company reserves the right to charge a transaction fee of $25 to each cash withdrawal after the twelfth cash withdrawal in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant's Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the withdrawal will be reduced by an amount equal to the fee.

TRANSFER FEE
The Company also reserves the right to charge a transfer fee of $30 on each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the charge. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the servicing of the contract and the Plan in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. For services offered under the contract, see Appendix A.The Contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the Investment Accounts that correlate to a Plan participant. If expenses are deducted from the Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. Please see Appendix A for services available under the contract.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY


It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.


THE CONTRACT


The contracts were issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. Contributions that correlate to a Plan Participant are allocated to and invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS

   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by
   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of 0.0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 701/2. See "Federal Tax Status."


   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.


     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.


   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).

     An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.


     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.


     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.


     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.


   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (a) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of
     1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

   Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:


   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.


   The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.


   An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.


   A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status."


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.

   d. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.


   (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO A COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.


 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.


   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES

   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.


   Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.


STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.


SERVICES AVAILABLE BY TELEPHONE



TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.



TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.

PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The contract is no longer offered.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").


Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other
investment vehicles.   The Separate Account may also quote rankings, yields or
returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.

The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.


Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


 Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor-Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.

   An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $15,000 in 2006; additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant's compensation, or $44,000 in 2006. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.



   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.



   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. 457 PLANS

   CONTRIBUTIONS. Under section 457 of the Code, there are three types of 457 plans. Tax exempt 457(b), Governmental 457(b) and 457(f). Tax exempt 457(b) plans and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.


   Federal Tax Status

   These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $15,000 for 2006. Catch up contributions are also allowed under certain circumstances.The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer's creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.


   TAXATION OF DISTRIBUTIONS. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.


   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until separated from service except for unforeseeable emergencies, certain De minimus withdrawals and reaching age 70 1/2. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.


   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.


   TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $15,000 (2006 limit). In addition, an individual over age 50 may make a "catch-up" contribution of up to $3,000.


   For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $44,000 (2006 limit).


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.

   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.


   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.


   If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary;
   (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.


   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


 The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

GENERAL INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Executive Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES
Your questions should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (515) 247-5711.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account

              INVESTMENT ADVISOR: Morgan Stanley Investment Management, Inc.
                (doing business as Van Kampen) through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

GOVERNMENT & HIGH QUALITY BOND DIVISION (PREVIOUSLY GOVERNMENT SECURITIES DIVISION)

              INVESTS IN: Principal Variable Contracts Fund - Government & High
                Quality Bond Account (previously Government Securities Account)

              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the home office.

By paying the prescribed fees, you may obtain a copy of Part C of the registration statement from:
   SEC's Public Reference Branch,
   100 F Street, NE, Room 1580
   Washington, D.C. 20549
   Telephone: (202) 551-5850
The filings are also available on the SEC's webiste at www.sec.gov.

The registration number for the Contract is 333-128079.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Freedom Variable Annuity 2, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

General Information and History .........................................

Independent Registered Public Accounting Firm ...........................

Principal Underwriter ...................................................

Calculation of Performance Data .........................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Registered Public Accounting Firm................

 Financial Statements ...................................................

Principal Life Insurance Company

 Report of Independent Registered Public Accounting Firm ................

 Consolidated Financial Statements ......................................

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080

                         Telephone: 1-800-852-4450

CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.


                                                                                                                             NUMBER
                                                                                        ACCUMULATION UNIT VALUE                OF
                                                                             ----------------------------------------------ACCUMULAT
                                                                              BEGINNING       END      PERCENTAGE OF CHANGE  END OF
                                                                              OF PERIOD    OF PERIOD    FROM PRIOR PERIOD  OUPERIODI
                                                                              ---------    ---------   --------------------    (IN
                                                                                                                            THOUSAND
                                                                                                                             -------
 Asset Allocation Division
  2005                                                                         $1.130       $1.190             5.31%            108
  2004                                                                          1.046        1.130             8.03             112
  2003                                                                          0.864        1.046            21.06              49
  2002                                                                          0.990        0.864           (12.73)              1
  2001/(1)/                                                                     1.000        0.990            (1.00)              1
 Balanced Division
  2005                                                                          1.887        2.006             6.31           2,362
  2004                                                                          1.722        1.887             9.58           4,714
  2003                                                                          1.455        1.722            18.35           5,850
  2002                                                                          1.683        1.455           (13.55)          6,811
  2001                                                                          1.817        1.683            (7.37)          8,130
  2000                                                                          1.822        1.817            (0.27)         12,915
  1999                                                                          1.787        1.822             1.96          16,370
  1998                                                                          1.604        1.787            11.41          14,770
  1997                                                                          1.366        1.604            17.42          10,617
  1996                                                                          1.212        1.366            12.71           7,467
 Bond Division
  2005                                                                          1.980        2.020             2.02           1,881
  2004                                                                          1.892        1.980             4.65           3,782
  2003                                                                          1.817        1.892             4.13           4,194
  2002                                                                          1.670        1.817             8.80           5,048
  2001                                                                          1.551        1.670             7.67           5,065
  2000                                                                          1.440        1.551             7.71           6,222
  1999                                                                          1.484        1.440            (2.96)          7,415
  1998                                                                          1.384        1.484             7.23           6,013
  1997                                                                          1.257        1.384            10.10           4,009
  1996                                                                          1.232        1.257             2.03           2,612
 Capital Value Division
  2005                                                                          2.870        3.053             6.38           4,428
  2004                                                                          2.565        2.870            11.89           7,193
  2003                                                                          2.053        2.565            24.94           7,849
  2002                                                                          2.388        2.053           (14.03)          9,823
  2001                                                                          2.608        2.388            (8.44)         11,828
  2000                                                                          2.563        2.608             1.76          15,798
  1999                                                                          2.689        2.563            (4.69)         22,466
  1998                                                                          2.378        2.689            13.08          22,328
  1997                                                                          1.858        2.378            27.99          21,339
  1996                                                                          1.510        1.858            23.05          17,962
 Diversified International Division
  2005                                                                          1.905        2.348            23.25           2,643
  2004                                                                          1.581        1.905            20.52           3,958
  2003                                                                          1.199        1.581            31.83           4,372
  2002                                                                          1.435        1.199           (16.45)          5,395
  2001                                                                          1.903        1.435           (24.59)          6,977
  2000                                                                          2.085        1.903            (8.73)         10,573
  1999                                                                          1.663        2.085            25.38          10,814
  1998                                                                          1.518        1.663             9.55           9,442
  1997                                                                          1.358        1.518            11.78           7,684
  1996                                                                          1.090        1.358            24.59           4,298
 Equity Growth Division
  2005                                                                          0.935        1.001             7.06              65
  2004                                                                          0.859        0.935             8.89             160
  2003                                                                          0.685        0.859            25.35              84
  2002                                                                          0.951        0.685           (27.97)             41
  2001/(1)/                                                                     1.000        0.951            (4.90)              1
 Equity Income Division
  2005                                                                          0.928        1.003             8.08              78
  2004                                                                          0.792        0.928            17.17              82
  2003                                                                          0.699        0.792            13.30              18
  2002                                                                          0.803        0.699           (12.95)              5
  2001/(1)/                                                                     1.000        0.803           (19.70)              0
 Government & High Quality Bond Division
  2005                                                                          2.064        2.096             1.55             202
  2004                                                                          2.002        2.064             3.12           4,173
  2003                                                                          1.974        2.002             1.40           4,948
  2002                                                                          1.822        1.974             8.34           6,987
  2001                                                                          1.700        1.822             7.18           5,965
  2000                                                                          1.532        1.700            10.97           6,314
  1999                                                                          1.543        1.532            (0.71)          8,432
  1998                                                                          1.431        1.543             7.83           8,358
  1997                                                                          1.302        1.431             9.91           7,686
  1996                                                                          1.265        1.302             2.92           7,513
 Growth Division
  2005                                                                          1.600        1.785            11.56             632
  2004                                                                          1.469        1.600             8.95           8,493
  2003                                                                          1.166        1.469            25.95          10,006
  2002                                                                          1.651        1.166           (29.38)         11,578
  2001                                                                          2.223        1.651           (25.73)         14,820
  2000                                                                          2.488        2.223           (10.65)         20,921
  1999                                                                          2.145        2.488            15.99          20,774
  1998                                                                          1.775        2.145            20.85          16,370
  1997                                                                          1.404        1.775            26.42          11,441
  1996                                                                          1.253        1.404            12.05           6,802
 International Emerging Markets Division
  2005                                                                          1.722        2.303            33.74               -
  2004                                                                          1.385        1.722            24.34             122
  2003                                                                          0.885        1.385            56.49              32
  2002                                                                          0.962        0.885            (8.00)              1
  2001/(1)/                                                                     1.000        0.962            (3.80)              0
 International SmallCap Division
  2005                                                                          1.485        1.909            28.55             168
  2004                                                                          1.145        1.485            29.69             132
  2003                                                                          0.746        1.145            53.49              17
  2002                                                                          0.894        0.746           (16.55)              1
  2001/(1)/                                                                     1.000        0.894           (10.60)              0
 LargeCap Growth Equity Division
  2005                                                                          0.739        0.762             3.11             129
  2004                                                                          0.719        0.739             2.78              96
  2003                                                                          0.587        0.719            22.49              46
  2002                                                                          0.883        0.587           (33.52)              0
  2001/(1)/                                                                     1.000        0.883           (11.70)              0
 LargeCap Stock Index Division
  2005                                                                          1.021        1.062             4.02             602
  2004                                                                          0.929        1.021             9.90             592
  2003                                                                          0.727        0.929            27.79             239
  2002                                                                          0.941        0.727           (22.74)             80
  2001/(1)/                                                                     1.000        0.941            (5.90)             52
 MidCap Division
  2005                                                                          3.367        3.661             8.73           2,758
  2004                                                                          2.872        3.367            17.24           4,931
  2003                                                                          2.171        2.872            32.29           5,547
  2002                                                                          2.390        2.171            (9.16)          7,024
  2001                                                                          2.492        2.390            (4.09)          8,858
  2000                                                                          2.184        2.492            14.10          12,724
  1999                                                                          1.940        2.184            12.58          12,883
  1998                                                                          1.879        1.940             3.25          12,204
  1997                                                                          1.537        1.879            22.25           9,536
  1996                                                                          1.274        1.537            20.64           5,722
 MidCap Growth Division
  2005                                                                          1.060        1.199            13.11              81
  2004                                                                          0.952        1.060            11.34              68
  2003                                                                          0.680        0.952            40.00              88
  2002                                                                          0.926        0.680           (26.57)              1
  2001/(1)/                                                                     1.000        0.926            (7.40)              0
 MidCap Value Division
  2005                                                                          1.470        1.618            10.07             323
  2004                                                                          1.203        1.470            22.19             304
  2003                                                                          0.885        1.203            35.93             173
  2002                                                                          0.987        0.885           (10.33)             40
  2001/(1)/                                                                     1.000        0.987            (1.30)              1
 Money Market Division
  2005                                                                          1.505        1.537             2.13           1,358
  2004                                                                          1.498        1.505             0.47           5,108
  2003                                                                          1.493        1.498             0.33           5,903
  2002                                                                          1.478        1.493             1.01           8,250
  2001                                                                          1.430        1.478             3.36           9,389
  2000                                                                          1.354        1.430             5.61          10,369
  1999                                                                          1.296        1.354             4.48          10,632
  1998                                                                          1.237        1.296             4.77           9,868
  1997                                                                          1.181        1.237             4.74           6,515
  1996                                                                          1.128        1.181             4.70           5,379
 Real Estate Securities Division
  2005                                                                          2.022        2.338            15.63             268
  2004                                                                          1.512        2.022            33.73             308
  2003                                                                          1.093        1.512            38.33             184
  2002                                                                          1.019        1.093             7.26              64
  2001/(1)/                                                                     1.000        1.019             1.90               4
 SmallCap Division
  2005                                                                          1.098        1.170             6.56             131
  2004                                                                          0.920        1.098            19.35              86
  2003                                                                          0.675        0.920            36.30              30
  2002                                                                          0.933        0.675           (27.65)              1
  2001/(1)/                                                                     1.000        0.933            (6.70)              1
 SmallCap Growth Division
  2005                                                                          0.686        0.734             7.00             157
  2004                                                                          0.624        0.686             9.94             129
  2003                                                                          0.430        0.624            45.12             125
  2002                                                                          0.798        0.430           (46.12)             33
  2001/(1)/                                                                     1.000        0.798           (20.20)              0
 SmallCap Value Division
  2005                                                                          1.609        1.701             5.72             244
  2004                                                                          1.312        1.609            22.64             266
  2003                                                                          0.875        1.312            49.94             121
  2002                                                                          0.964        0.875            (9.23)             36
  2001/(1)/                                                                     1.000        0.964            (3.60)             13

/(1)/Commenced operations on June 29, 2001.

APPENDIX A


The contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.

A. RECORDKEEPING EXPENSE

 The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                                                             ANNUAL EXPENSE (BENEFIT REPORT
                            PLAN PARTICIPANTS                                 SENT TO THE CONTRACTHOLDER)
                            -----------------                                ------------------------------
                                  1-25                                    $2,250
                                  26-49                                   $34 per Plan Participant + $1,366
                                  50-99                                   $31 per Plan Participant + $1,516
                                 100-299                                  $28 per Plan Participant + $1,816
                                 300-499                                  $23 per Plan Participant + $3,316
                                500 - 999                                 $19 per Plan Participant + $5,316
                              1,000 - 2,499                               $14 per Plan Participant + $10,316
                              2,500 - 4,999                               $12 per Plan Participant + $15,316
                             5,000 and over                               $10 per Plan Participant + $25,316



     Example: Assume 600 Plan Participants with Benefit Reports sent to the
           Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 =
           $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

 The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.


 If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.


 If the Company performs more (or less) than one 401(k)/401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).


 The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.


 A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number
 (1-800-633-1373).


 The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.


 If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.


 If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

 If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

              NUMBER OF PLAN PARTICIPANTS                         OUTSIDE ASSET
                 WITH OUTSIDE ACCOUNTS                        ANNUAL RECORDKEEPING
                   DURING THE QUARTER                                EXPENSE
              ---------------------------                     --------------------
                          1-25                           $1,000 minimum
                         26-49                           $15.30 per member + $614.70
                         50-99                           $13.95 per member + $682.20
                        100-299                          $12.60 per member+ $817.20
                        300-499                          $10.35per member + $1,492.20
                        500-999                          $8.55 per member+ $2,392.20
                       1000-2499                         $6.30per member + $4,642.20
                       2500-4999                         $5.40 per member + $6,892.20
                     5000 and over                       $4.50 per member + $11,392.20



 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


 The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.


B. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.


C. FLEXIBLE INCOME OPTION CHARGE

 An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.


D. DOCUMENTATION EXPENSE

 The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.







                                     PART B






              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                                PREMIER VARIABLE


                     (A GROUP VARIABLE ANNUITY CONTRACT FOR


        EMPLOYER-SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION



                               DATED MAY 1, 2006


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2006.






This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                          Des Moines, Iowa 50392-2080
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                            Page


Independent Registered Public Accounting Firm ...........................3

Underwriting Commissions................................................3

Calculation of Performance Data .........................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors......................................... 70

 Consolidated Financial Statements...................................... 71

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for all Separate Account B contracts:

                 YEAR                 PAID TO             RETAINED BY
                 ----                 -------             -----------
                 2005           $         5,599.74             -
                 2004           $6,997.76                      -
                 2003           $        14,843.48             -




CALCULATION OF PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992.


Some of the Accounts were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2005, the 7-day annualized and effective yields were 3.00% and 3.04%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2005 are:

                            EFFECTIVE                                          SINCE
                               DATE         ONE YEAR    FIVE YEAR  TEN YEAR  INCEPTION
                            ---------       --------   ----------  --------  ---------
 Asset Allocation        June 1, 1994          5.34       2.83       6.64       7.43
 Balanced                December 18, 1987     6.34       2.01       5.18       8.02
 Bond                    December 18, 1987     2.07       5.43       5.07       7.29
 Capital Value           May 13, 1970          6.36       3.20       7.30      11.37
 Diversified
 International           May 2, 1994          23.27       4.29       7.98       7.65
 Equity Growth           June 1, 1994          7.10      -2.25       7.95      10.45
 Equity Income           May 1, 1998           8.21      -2.08                  2.97
 Government & High
 Quality Bond            April 9, 1987         1.58       4.28       5.19       6.91
 Growth                  May 2, 1994          11.63      -4.31       3.61       5.55
 International
 Emerging Markets        October 24, 2000     33.73      17.96                 15.82
 International
 SmallCap                May 1, 1998          28.58      10.70                 12.85
 LargeCap Growth
 Equity                  October 24, 2000      3.20      -9.67                -13.63
 LargeCap Stock Index    May 3, 1999           4.04      -0.12                 -0.52
 MidCap                  December 18, 1987     8.75       8.00      11.14      13.68
 MidCap Growth           May 1, 1998          13.23       1.40                  2.69
 MidCap Value            May 3, 1999          10.09       9.72                 13.17
 Money Market            March 18, 1983        2.16       1.47       3.15       2.70
 Real Estate
 Securities              May 1, 1998          15.64      19.97                 14.76
 SmallCap                May 1, 1998           6.60       5.08                  3.23
 SmallCap Growth         May 1, 1998           7.03      -9.03                  0.87
 SmallCap Value          May 1, 1998           5.77      13.30                 11.84

             Report of Independent Registered Public Accounting Firm

Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Basic Value Series 1, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences Series I), AIM V.I. Growth Series I, AIM V.I. Premier Equity Series I, AIM V.I. Small Cap Equity Series I, AIM V.I. Small Company Growth Series I, AIM V.I. Technology Series I, Alliance Bernstein Small Cap Growth, American Century VP Income & Growth Class I, American Century VP Inflation Protection Class II, American Century VP Ultra Class I, American Century VP Ultra Class II, American Century VP Value Class II, American Century VP Vista Class I, Asset Allocation, Balanced, Bond, Capital Value, Diversified International (formerly
International), Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Technology Service Class, Equity Growth, Equity Income, Equity Value, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Goldman Sachs CORE Small Cap Equity Fund Service Class I, Goldman Sachs Mid Cap Value Fund Service Class I, Government & High Quality Bond (formerly Government Securities), Growth, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Fasciano S Class, Neuberger Berman AMT High Income Bond S Class, Neuberger Berman AMT Partners, Neuberger Berman AMT Socially Responsive I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Real Estate Securities, Short-Term Bond (formerly Limited Term
Bond), SmallCap, SmallCap Growth, SmallCap Value, T. Rowe Price Blue Chip Growth II, T. Rowe Price Health Science, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
                                                      ey
Des Moines, Iowa
March 13, 2006

0508-0671124                                                             0

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Assets and Liabilities

                               December 31, 2005







>

                                                                           AIM V.I.          AIM V.I.
                                                                          Basic Value      Core Equity
                                                                           Series I          Series I
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
 Investments in shares of mutual funds, at market                             $154,174      $33,286,796

 Liabilities                                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
 Net assets                                                                   $154,174      $33,286,796
                                                                       ====================================
                                                                       ====================================

Net Assets
 Accumulation units:
    Bankers Flexible Annuity                                             $           -  $                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -       26,404,776
    The Principal Variable Annuity With Purchase Payment Credit Rider                -        6,882,020
    Principal Investment Plus Variable Annuity                                  57,337                -
    Principal Investment Plus Variable Annuity With Purchase Rider              96,837                -
 Contracts in annuitization period:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus - Rollover IRA                                              -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
 Total net assets                                                             $154,174      $33,286,796
                                                                       ====================================
                                                                       ====================================

 Investments in shares of mutual funds, at cost                               $150,248      $37,159,257
 Shares of mutual fund owned                                                    12,464        1,419,480

 Accumulation units outstanding:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -        2,959,747
    The Principal Variable Annuity With Purchase Payment Credit Rider                -          795,406
    Principal Investment Plus Variable Annuity                                   4,887                -
    Principal Investment Plus Variable Annuity With Purchase Rider               8,321                -
 Accumulation unit value:
    Bankers Flexible Annuity                                             $           -  $                -
    Pension Builder Plus                                                             -                -
    Pension Builder Plus - Rollover IRA                                              -                -
    Personal Variable                                                                -                -
    Premier Variable                                                                 -                -
    Principal Freedom Variable Annuity                                               -                -
    The Principal Variable Annuity                                                   -             8.92
    The Principal Variable Annuity With Purchase Payment Credit Rider                -             8.65
    Principal Investment Plus Variable Annuity                                   11.73                -
    Principal Investment Plus Variable Annuity With Purchase Rider               11.64                -

 Annuitized units outstanding:
    Bankers Flexible Annuity                                                         -                -
    Pension Builder Plus - Rollover IRA                                              -                -
 Annuitized unit value:
    Bankers Flexible Annuity                                              $          -  $                -
    Pension Builder Plus - Rollover IRA                                              -                -

See accompanying notes.











                                                                                              AIM V.I.
                                                          AIM V.I.          AIM V.I.           Small
     AIM V.I.          AIM V.I.          AIM V.I.          Premier         Small Cap          Company
     Dynamics           Global            Growth           Equity            Equity            Growth
     Series I        Health Care         Series I         Series I          Series I          Series I
     Division          Division          Division         Division          Division          Division
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379

              -                 -                -                  -                -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379
============================================================================================================
============================================================================================================



                                   -                                                                    -
 $              - $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
      1,464,567         8,839,864       14,989,395         23,752,771                -         2,668,471
      1,093,488         5,435,896        2,397,597          6,744,342                -         1,274,908
              -                 -                -                  -           74,896                 -
              -                 -                -                  -           84,970                 -

              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     $2,558,055       $14,275,760      $17,386,992        $30,497,113         $159,866        $3,943,379
============================================================================================================
============================================================================================================

     $2,014,943       $11,678,572      $26,974,214        $35,774,709         $153,456        $3,221,247
        173,193           698,423        1,007,942          1,366,358           11,877           243,268


              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
        163,682           837,104        2,379,850          3,046,343                -           301,737
        125,649           529,236          392,506            891,874                -           148,216
              -                 -                -                  -            6,113                 -
              -                 -                -                  -            6,992                 -

                                   -                                                                    -
 $              - $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -
           8.95             10.56             6.30               7.80                -              8.84
           8.70             10.27             6.11               7.56                -              8.60
              -                 -                -                  -            12.25                 -
              -                 -                -                  -            12.15                 -


              -                 -                -                  -                -                 -
              -                 -                -                  -                -                 -

                                   -                                                                    -
$              -  $                 $                -$             -    $           -   $
              -                 -                -                  -                -                 -

                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                                             Alliance
                                                                            AIM V.I.         Bernstein
                                                                           Technology        Small Cap
                                                                            Series I          Growth
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $6,245,192          $271,070

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $6,245,192          $271,070
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,904,927                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider         2,340,265                 -
   Principal Investment Plus Variable Annuity                                        -           222,864
   Principal Investment Plus Variable Annuity With Purchase Rider                    -            48,206
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $6,245,192          $271,070
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $5,535,467          $254,780
Shares of mutual fund owned                                                    492,135            22,110

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                              703,257                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider           433,332                 -
   Principal Investment Plus Variable Annuity                                        -            17,677
   Principal Investment Plus Variable Annuity With Purchase Rider                    -             3,855
Accumulation unit value:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                 5.55                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider              5.40                 -
   Principal Investment Plus Variable Annuity                                        -             12.61
   Principal Investment Plus Variable Annuity With Purchase Rider                    -             12.50

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.






     American           American
    Century VP         Century VP         American          American          American          American
     Income &          Inflation         Century VP        Century VP        Century VP        Century VP
      Growth           Protection          Ultra             Ultra             Value              Vista
      Class I           Class II          Class I           Class II          Class II           Class I
     Division           Division          Division          Division          Division          Division
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261

               -                  -                 -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261
===============================================================================================================
===============================================================================================================



$                - $                -$                -$                -$                -   $           -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
       6,049,400                  -                 -                 -                 -                 -
      19,131,884                  -         6,956,223                 -        27,580,849                 -
      10,087,240                  -         3,655,949                 -        14,141,088                 -
               -         12,535,352                 -        10,293,360                 -           213,330
               -          5,678,813                 -         5,242,305                 -            99,931

               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     $35,268,524        $18,214,165       $10,612,172       $15,535,665       $41,721,937          $313,261
===============================================================================================================
===============================================================================================================

     $29,393,469        $18,421,877      $  9,123,091       $15,037,692       $39,033,594          $299,744
       4,696,208          1,775,260         1,022,367         1,503,937         5,094,254            21,619


               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
         567,304                  -                 -                 -                 -                 -
       1,819,486                  -           734,704                 -         2,208,368                 -
         986,300                  -           396,996                 -         1,157,152                 -
               -          1,226,920                 -           911,185                 -            17,087
               -            560,382                 -           467,863                 -             8,070

$                - $                -$                -$                -$                -   $           -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -
           10.66                  -                 -                 -                 -                 -
           10.51                  -              9.47                 -             12.49                 -
           10.23                  -              9.21                 -             12.22                 -
               -              10.22                 -             11.30                 -             12.48
               -              10.13                 -             11.20                 -             12.38


               -                  -                 -                 -                 -                 -
               -                  -                 -                 -                 -                 -

$                - $                -$                -$                -$               -    $           -
               -                  -                 -                 -                 -                 -





0508-0671124                                          0

                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005




                                                                             Asset
                                                                           Allocation        Balanced
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $84,245,177       $98,501,482

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $84,245,177       $98,501,482
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -           925,091
   Premier Variable                                                            128,956         4,739,863
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                           69,235,794        78,427,267
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,786,437        14,409,261
   Principal Investment Plus Variable Annuity                                1,561,287                 -
   Principal Investment Plus Variable Annuity With Purchase Rider              532,703                 -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $84,245,177       $98,501,482
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $77,662,556       $95,796,140
Shares of mutual fund owned                                                  6,591,954         6,597,554

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -           472,522
   Premier Variable                                                            108,323         2,361,925
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,194,374         4,194,635
   The Principal Variable Annuity With Purchase Payment Credit Rider           608,273           794,626
   Principal Investment Plus Variable Annuity                                   72,034                 -
   Principal Investment Plus Variable Annuity With Purchase Rider               25,342                 -
Accumulation unit value:
   Bankers Flexible Annuity                                            $                -$               -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -              1.96
   Premier Variable                                                               1.19              2.01
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                21.67             18.70
   The Principal Variable Annuity With Purchase Payment Credit Rider             21.02             18.13
   Principal Investment Plus Variable Annuity                                    21.67                 -
   Principal Investment Plus Variable Annuity With Purchase Rider                21.02                 -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.












                                                         Dreyfus IP
                                                          Founders        Dreyfus IP
                       Capital         Diversified       Discovery        Technology          Equity
       Bond             Value         International    Initial Shares    Service Class        Growth
     Division          Division         Division          Division         Division          Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225

              -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225
===========================================================================================================
===========================================================================================================



$                  $    2,182,827   $                $                - $            -  $
              -                                   -                                                   -
              -         2,811,973                 -                -                 -                -
              -           325,572                 -                -                 -                -
        387,155         1,346,166           709,783                -                 -                -
      3,800,609        13,518,413         6,207,002                -                 -           65,278
     14,297,498         5,887,556         5,945,830                -                 -                -
    174,176,817       147,559,375       166,120,432       10,046,581                 -      171,265,913
     61,100,753        21,784,151        43,919,294        5,768,893                 -       22,236,772
     18,299,127         2,078,816         3,949,871                -           119,525        1,152,793
      8,422,536           756,012         1,325,091                -            39,917          497,469

              -            10,040                 -                -                 -                -
              -           229,043                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   $280,484,495      $198,489,944      $228,177,303      $15,815,474          $159,442     $195,218,225
===========================================================================================================
===========================================================================================================

   $275,298,569      $176,720,373      $167,442,390      $13,711,962          $153,917     $199,192,405
     23,296,054         5,738,362        13,557,771        1,615,472            17,875       11,330,135


              -            61,299                 -                -                 -                -
              -           454,437                 -                -                 -                -
              -            45,846                 -                -                 -                -
        196,347           454,107           309,741                -                 -                -
      1,880,607         4,427,864         2,643,120                -                 -           65,193
      1,077,701           571,723           463,777                -                 -                -
      9,516,400         5,949,193         7,756,625        1,199,257                 -        5,979,989
      3,442,065           905,576         2,114,467          708,005                 -          800,573
        999,804            83,813           184,431                -            10,086           40,252
        474,480            31,428            63,796                -             3,396           17,910

$                 $           35.61 $                $                -  $           -  $
              -                                   -                                                   -
              -              6.19                 -                -                 -                -
              -              7.10                 -                -                 -                -
           1.97              2.96              2.29                -                 -                -
           2.02              3.05              2.35                -                 -             1.00
          13.27             10.30             12.82                -                 -                -
          18.30             24.80             21.42             8.38                 -            28.64
          17.75             24.06             20.77             8.15                 -            27.78
          18.30             24.80             21.42                -             11.85            28.64
          17.75             24.06             20.77                -             11.75            27.78


              -               282                 -                -                 -                -
              -            32,253                 -                -                 -                -

$                 $           35.60 $                $               -    $          -  $
              -                                   -                                                   -
              -              7.10                 -                -                 -                -


                                19 0508-0671124
                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005




                                                                             Equity           Equity
                                                                             Income            Value
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $83,133,071        $1,511,000

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $83,133,071        $1,511,000
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                             78,617                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                           37,552,292                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider        12,142,073                 -
   Principal Investment Plus Variable Annuity                               22,999,655         1,046,975
   Principal Investment Plus Variable Annuity With Purchase Rider           10,360,434           464,025
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $83,133,071        $1,511,000
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $80,276,020        $1,526,158
Shares of mutual fund owned                                                  8,500,314           136,742

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                             78,327                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                            3,191,013                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,063,843                 -
   Principal Investment Plus Variable Annuity                                1,954,410            92,086
   Principal Investment Plus Variable Annuity With Purchase Rider              907,747            41,141
Accumulation unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                               1.00                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                11.77                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.41                 -
   Principal Investment Plus Variable Annuity                                    11.77             11.37
   Principal Investment Plus Variable Annuity With Purchase Rider                11.41             11.28

Annualized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.













   Fidelity VIP       Fidelity VIP        Fidelity VIP       Fidelity VIP    Fidelity VIP II
   Equity-Income         Growth              Growth            Overseas         Contrafund
      Service            Service             Service            Service          Service
      Class 2             Class              Class 2            Class 2           Class
     Division           Division            Division           Division          Division
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676

              -                  -                  -                    -                -
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676
===============================================================================================
===============================================================================================



$                - $                - $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
     38,069,136         30,202,085                  -                    -       84,536,937
     20,085,978          8,036,210                  -                    -       21,924,739
      1,111,020                  -            669,707            7,993,754                -
        641,420                  -            639,371            4,102,612                -

              -                  -                  -                    -                -
              -                  -                  -                    -                -
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
    $59,907,554        $38,238,295         $1,309,078          $12,096,366     $106,461,676
===============================================================================================
===============================================================================================

    $51,772,490        $48,238,782         $1,263,194          $10,724,433    $  81,359,926
      2,380,117          1,139,401             39,323              591,799        3,442,020


              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
      3,231,972          3,633,410                  -                    -        6,298,805
      1,742,733            996,849                  -                    -        1,684,376
         94,323                  -             58,509              580,998                -
         55,652                  -             56,317              300,628                -

$               -  $               -  $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
              -                  -                  -                    -                -
          11.78               8.31                  -                    -            13.42
          11.53               8.06                  -                    -            13.02
          11.78                  -              11.45                13.76                -
          11.53                  -              11.35                13.65                -


              -                  -                  -                    -                -
              -                  -                  -                    -                -

$               -  $               -  $              -     $                $
                                                                         -                -
              -                  -                  -                    -                -


                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                        Fidelity VIP II  Fidelity VIP III
                                                                           Contrafund         Mid Cap
                                                                            Service           Service
                                                                            Class 2           Class 2
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $6,902,110          $996,562

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $6,902,110          $996,562
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -    $           -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                5,587,421           504,664
   Principal Investment Plus Variable Annuity With Purchase Rider            1,314,689           491,898
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $6,902,110          $996,562
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $6,450,481          $933,142
Shares of mutual fund owned                                                    224,898            28,744

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                  426,576            35,913
   Principal Investment Plus Variable Annuity With Purchase Rider              101,194            35,292
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -      $          -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                    13.10             14.05
   Principal Investment Plus Variable Annuity With Purchase Rider                12.99             13.94

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                                                 $          -
                                                                       $             -
   Pension Builder Plus - Rollover IRA - - See accompanying notes.












   Goldman Sachs       Goldman Sachs
  CORE Small Cap          Mid Cap           Government
    Equity Fund         Value Fund            & High                           International
      Service             Service             Quality                             Emerging
      Class I             Class I              Bond             Growth            Markets
     Division            Division            Division           Division          Division
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903

              -                  -                    -                  -                -
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903
=================================================================================================
=================================================================================================



  $              - $              -     $                  $                $                -
                                                      -                  -
              -                  -              169,526                  -                -
              -                  -               52,282                  -                -
              -                  -              410,714          1,100,479                -
              -                  -            4,033,545          7,448,783          261,533
              -                  -            7,323,975                  -                -
              -                  -          201,501,910         84,875,611       39,365,091
              -                  -           64,172,186          7,199,870       18,872,400
        766,881          2,101,790            6,824,642            389,364        2,837,057
        378,895          1,169,797            2,310,377            186,387        1,357,822

              -                  -                    -                  -                -
              -                  -                    -                  -                -
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
     $1,145,776         $3,271,587         $286,799,157       $101,200,494      $62,693,903
=================================================================================================
=================================================================================================

     $1,212,249         $3,425,685         $286,161,555       $118,331,990      $51,668,291
         82,252            210,662           25,246,404          7,614,785        3,913,477


              -                  -                    -                  -                -
              -                  -               61,869                  -                -
              -                  -               17,382                  -                -
              -                  -              201,748            631,655                -
              -                  -            1,923,613          4,171,500          113,547
              -                  -              709,543                  -                -
              -                  -           11,264,672          4,990,648        1,813,281
              -                  -            3,698,937            436,517          896,339
         63,076            162,231              381,523             22,895          130,685
         31,419             91,033              133,173             11,301           64,490

$              -   $              -     $                - $                $               -
                                                                         -
              -                  -                 2.74                  -                -
              -                  -                 3.01                  -                -
              -                  -                 2.04               1.74                -
              -                  -                 2.10               1.79             2.30
              -                  -                10.32                  -                -
              -                  -                17.89              17.01            21.71
              -                  -                17.35              16.49            21.05
          12.16              12.96                17.89              17.01            21.71
          12.06              12.85                17.35              16.49            21.05


              -                  -                    -                  -                -
              -                  -                    -                  -                -

$              -   $              -     $                - $                $               -
                                                                         -
              -                  -                    -                  -                -






                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005


                                                                                              Janus Aspen
                                                                                                Mid Cap
                                                                          International         Growth
                                                                            SmallCap        Service Shares
                                                                            Division           Division
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Assets
Investments in shares of mutual funds, at market                          $102,213,781        $18,346,189

Liabilities                                                                          -                  -
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Net assets                                                                $102,213,781        $18,346,189
                                                                       =======================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                  $                -
                                                                                     -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                            320,114                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                           74,567,626         11,702,237
   The Principal Variable Annuity With Purchase Payment Credit Rider        22,259,105          6,643,952
   Principal Investment Plus Variable Annuity                                3,497,158                  -
   Principal Investment Plus Variable Annuity With Purchase Rider            1,569,778                  -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
                                                                       ---------------------------------------
                                                                       ---------------------------------------
Total net assets                                                          $102,213,781        $18,346,189
                                                                       =======================================
                                                                       =======================================

Investments in shares of mutual funds, at cost                           $  63,006,559        $14,949,981
Shares of mutual fund owned                                                  4,542,834            645,765

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                            167,644                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                            3,114,123          1,690,799
   The Principal Variable Annuity With Purchase Payment Credit Rider           958,488            989,818
   Principal Investment Plus Variable Annuity                                  146,050                  -
   Principal Investment Plus Variable Annuity With Purchase Rider               67,596                  -
Accumulation unit value:
   Bankers Flexible Annuity                                            $                 -$               -
   Pension Builder Plus                                                              -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
   Personal Variable                                                                 -                  -
   Premier Variable                                                               1.91                  -
   Principal Freedom Variable Annuity                                                -                  -
   The Principal Variable Annuity                                                23.94               6.92
   The Principal Variable Annuity With Purchase Payment Credit Rider             23.22               6.71
   Principal Investment Plus Variable Annuity                                    23.94                  -
   Principal Investment Plus Variable Annuity With Purchase Rider                23.22                  -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                  -
   Pension Builder Plus - Rollover IRA                                               -                  -
Annuitized unit value:
   Bankers Flexible Annuity                                            $                 -$                -
   Pension Builder Plus - Rollover IRA                                               -                  -
See accompanying notes.













                        LargeCap         LargeCap
     LargeCap            Growth            Stock           LargeCap
       Blend             Equity            Index            Value            MidCap
     Division           Division         Division          Division         Division
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099

              -                  -                 -                -                 -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099
==========================================================================================
==========================================================================================



$                  $                -$                $                 $
              -                                    -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -         1,584,116
              -             98,432           639,759                -        10,099,218
              -          2,438,055        17,710,812                -         6,155,686
     70,652,249         10,424,553        80,055,265       63,917,299       256,960,848
     33,627,107          5,859,104        31,544,538       25,539,762        48,797,638
     16,464,704                  -         3,245,547       13,855,191        10,865,736
      7,389,531                  -         1,492,611        6,466,733         4,860,857

              -                  -                 -                -                 -
              -                  -                 -                -                 -
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   $128,133,591        $18,820,144      $134,688,532     $109,778,985      $339,324,099
==========================================================================================
==========================================================================================

   $114,532,260        $17,745,593      $123,991,174    $  93,782,753      $261,363,676
     11,450,723          3,953,812        14,703,989        8,817,589         7,980,589


              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -           443,410
              -            129,093           602,066                -         2,757,844
              -            203,458         1,861,537                -           344,228
      6,211,812          1,860,074         8,642,034        5,219,917         7,544,320
      3,021,523          1,077,976         3,511,129        2,131,597         1,477,215
      1,447,599                  -           350,361        1,131,514           319,018
        663,981                  -           166,139          539,729           147,150

$                 -$               - $                $                 $
                                                   -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -                 -
              -                  -                 -                -              3.57
              -               0.76              1.06                -              3.66
              -              11.98              9.51                -             17.88
          11.37               5.60              9.26            12.24             34.06
          11.13               5.44              8.98            11.98             33.03
          11.37                  -              9.26            12.24             34.06
          11.13                  -              8.98            11.98             33.03


              -                  -                 -                -                 -
              -                  -                 -                -                 -

$                - $               - $                $                 $
                                                   -                -                 -
              -                  -                 -                -                 -







                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                            MidCap            MidCap
                                                                            Growth            Value
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $53,922,768      $94,904,674

Liabilities                                                                          -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $53,922,768      $94,904,674
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                $                -
                                                                                     -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             97,455          522,915
   Principal Freedom Variable Annuity                                        1,907,535        9,225,632
   The Principal Variable Annuity                                           36,413,662       51,269,485
   The Principal Variable Annuity With Purchase Payment Credit Rider        14,529,474       22,948,109
   Principal Investment Plus Variable Annuity                                  772,305        7,558,520
   Principal Investment Plus Variable Annuity With Purchase Rider              202,337        3,380,013
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $53,922,768      $94,904,674
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $42,704,586      $78,616,444

Shares of mutual fund owned                                                  4,818,835        5,727,500

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                             81,216          323,154
   Principal Freedom Variable Annuity                                          150,271          407,459
   The Principal Variable Annuity                                            3,151,230        3,377,568
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,296,484        1,554,295
   Principal Investment Plus Variable Annuity                                   66,838          497,948
   Principal Investment Plus Variable Annuity With Purchase Rider               18,056          228,932
Accumulation unit value:
   Bankers Flexible Annuity                                            $               -$               -
   Pension Builder Plus                                                              -                -
   Pension Builder Plus - Rollover IRA                                               -                -
   Personal Variable                                                                 -                -
   Premier Variable                                                               1.20             1.62
   Principal Freedom Variable Annuity                                            12.69            22.64
   The Principal Variable Annuity                                                11.56            15.18
   The Principal Variable Annuity With Purchase Payment Credit Rider             11.21            14.76
   Principal Investment Plus Variable Annuity                                    11.55            15.18
   Principal Investment Plus Variable Annuity With Purchase Rider                11.21            14.76

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                -
   Pension Builder Plus - Rollover IRA                                               -                -
Annuitized unit value:
   Bankers Flexible Annuity                                            $              - $               -
   Pension Builder Plus - Rollover IRA                                               -                -
See accompanying notes.











                                         Neuberger                          Neuberger
                       Neuberger        Berman AMT                          Berman AMT
                      Berman AMT        High Income       Neuberger          Socially
      Money            Fasciano            Bond           Berman AMT        Responsive
      Market            S Class           S Class          Partners          I Class
     Division          Division          Division          Division          Division
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

    $82,162,453          $640,350           $885,647         $884,337          $773,165

              -                 -                  -                -                 -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $82,162,453          $640,350           $885,647         $884,337          $773,165
===========================================================================================
===========================================================================================



$                -  $           -      $           -    $           -     $           -
        188,670                 -                  -                -                 -
          7,441                 -                  -                -                 -
        415,241                 -                  -                -                 -
      5,703,515                 -                  -                -                 -
      5,703,190                 -                  -                -                 -
     47,929,271                 -                  -                -                 -
     17,555,735                 -                  -                -                 -
      2,216,033           393,692            390,620          546,333           659,451
      2,443,357           246,658            495,027          338,004           113,714

              -                 -                  -                -                 -
              -                 -                  -                -                 -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    $82,162,453          $640,350           $885,647         $884,337          $773,165
===========================================================================================
===========================================================================================

    $82,162,453          $624,247           $915,905         $857,762          $741,725
     82,162,453            45,222             91,398           41,305            51,855


              -                 -                  -                -                 -
         87,507                 -                  -                -                 -
          3,186                 -                  -                -                 -
        278,173                 -                  -                -                 -
      3,709,217                 -                  -                -                 -
        501,532                 -                  -                -                 -
      3,595,459                 -                  -                -                 -
      1,357,890                 -                  -                -                 -
        166,236            35,348             38,879           39,980            54,384
        188,986            22,328             49,653           24,938             9,455

$               -    $          -       $          -     $          -     $           -
           2.16                 -                  -                -                 -
           2.34                 -                  -                -                 -
           1.49                 -                  -                -                 -
           1.54                 -                  -                -                 -
          11.37                 -                  -                -                 -
          13.33                 -                  -                -                 -
          12.93                 -                  -                -                 -
          13.33             11.14              10.05            13.67             12.13
          12.93             11.05               9.97            13.55             12.03


              -                 -                  -                -                 -
              -                 -                  -                -                 -

$               -     $         -       $          -     $          -     $           -
              -                 -                  -                -                 -






                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005



                                                                           Principal
                                                                            LifeTime         Principal
                                                                           Strategic         LifeTime
                                                                             Income            2010
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                            $5,445,930       $12,780,351

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                  $5,445,930       $12,780,351
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $              -  $
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                4,955,178        10,275,116
   Principal Investment Plus Variable Annuity With Purchase Rider              490,752         2,505,235
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                            $5,445,930       $12,780,351
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                              $5,287,794       $12,444,402
Shares of mutual fund owned                                                    492,844         1,124,041

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                  445,893           904,236
   Principal Investment Plus Variable Annuity With Purchase Rider               44,515           222,238
Accumulation unit value:
   Bankers Flexible Annuity                                            $             -   $               -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -                 -
   Principal Freedom Variable Annuity                                                -                 -
   The Principal Variable Annuity                                                    -                 -
   The Principal Variable Annuity With Purchase Payment Credit Rider                 -                 -
   Principal Investment Plus Variable Annuity                                    11.11             11.36
   Principal Investment Plus Variable Annuity With Purchase Rider                11.02             11.27

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $             -   $               -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.















    Principal         Principal         Principal        Principal
     LifeTime          LifeTime         LifeTime          LifeTime        Real Estate
       2020              2030             2040              2050          Securities
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721

              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721
=========================================================================================
=========================================================================================



$                -$             -   $              -   $           -   $
                                                                                     -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -           626,154
              -                 -                 -                -                 -
              -                 -                 -                -        90,593,512
              -                 -                 -                -        38,946,268
     19,253,248         2,201,591         1,099,193          319,247         2,184,647
      6,936,046         1,039,129           350,001          454,368         1,442,140

              -                 -                 -                -                 -
              -                 -                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $26,189,294        $3,240,720        $1,449,194         $773,615      $133,792,721
=========================================================================================
=========================================================================================

    $25,340,729        $3,145,780        $1,392,919         $754,370     $  90,950,341
      2,255,753           278,652           122,605           65,284         6,523,292


              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -           267,769
              -                 -                 -                -                 -
              -                 -                 -                -         3,359,644
              -                 -                 -                -         1,489,183
      1,657,449           189,597            93,214           27,009            81,018
        601,898            90,207            29,919           38,750            55,143

$               - $             -   $             -    $           -   $
                                                                                     -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -                 -
              -                 -                 -                -              2.34
              -                 -                 -                -                 -
              -                 -                 -                -             26.97
              -                 -                 -                -             26.15
          11.62             11.61             11.79            11.82             26.96
          11.52             11.52             11.70            11.73             26.15


              -                 -                 -                -                 -
              -                 -                 -                -                 -

$               -  $            -    $            -    $           -   $
                                                                                     -
              -                 -                 -                -                 -







                        Principal Life Insurance Company
                               Separate Account B

                Statements of Assets and Liabilities (continued)

                                December 31, 2005





                                                                           Short-Term
                                                                              Bond           SmallCap
                                                                            Division         Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Assets
Investments in shares of mutual funds, at market                           $81,529,141       $70,854,493

Liabilities                                                                          -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Net assets                                                                 $81,529,141       $70,854,493
                                                                       ====================================
                                                                       ====================================

Net assets
Accumulation units:
   Bankers Flexible Annuity                                            $                -$
                                                                                                       -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -           153,146
   Principal Freedom Variable Annuity                                        4,930,748         6,462,298
   The Principal Variable Annuity                                           36,027,662        48,341,834
   The Principal Variable Annuity With Purchase Payment Credit Rider        15,892,361        15,897,215
   Principal Investment Plus Variable Annuity                               16,739,013                 -
   Principal Investment Plus Variable Annuity With Purchase Rider            7,939,357                 -
Contracts in annuitization period:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total net assets                                                           $81,529,141       $70,854,493
                                                                       ====================================
                                                                       ====================================

Investments in shares of mutual funds, at cost                             $80,886,398       $56,590,796
Shares of mutual fund owned                                                  8,064,208         6,932,925

Accumulation units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -           130,869
   Principal Freedom Variable Annuity                                          487,079           427,200
   The Principal Variable Annuity                                            3,596,537         4,014,900
   The Principal Variable Annuity With Purchase Payment Credit Rider         1,611,698         1,361,353
   Principal Investment Plus Variable Annuity                                1,671,016                 -
   Principal Investment Plus Variable Annuity With Purchase Rider              805,162                 -
Accumulation unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus                                                              -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
   Personal Variable                                                                 -                 -
   Premier Variable                                                                  -              1.17
   Principal Freedom Variable Annuity                                            10.12             15.13
   The Principal Variable Annuity                                                10.02             12.04
   The Principal Variable Annuity With Purchase Payment Credit Rider              9.86             11.68
   Principal Investment Plus Variable Annuity                                    10.02                 -
   Principal Investment Plus Variable Annuity With Purchase Rider                 9.86                 -

Annuitized units outstanding:
   Bankers Flexible Annuity                                                          -                 -
   Pension Builder Plus - Rollover IRA                                               -                 -
Annuitized unit value:
   Bankers Flexible Annuity                                            $               - $              -
   Pension Builder Plus - Rollover IRA                                               -                 -
See accompanying notes.














                                                                                           Templeton
                                                T. Rowe Price T. Rowe Price
Growth
       SmallCap              SmallCap             Blue Chip              Health            Securities
        Growth                 Value              Growth II             Science             Class 2
       Division              Division              Division             Division            Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401

              -                      -                    -                     -                   -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401
===========================================================================================================
===========================================================================================================



$                -     $                -     $           -         $           -     $              -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
        115,370                415,537                    -                     -                   -
      1,436,271                      -                    -                     -           2,287,401
     35,937,228             60,280,964                    -                     -                   -
      8,246,428             23,365,591                    -                     -                   -
        645,978              8,035,732              392,618               438,780                   -
        314,114              3,280,090              251,209               111,848                   -

              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $46,695,389            $95,377,914             $643,827              $550,628          $2,287,401
===========================================================================================================
===========================================================================================================

    $59,488,309            $73,024,917             $619,980              $510,327          $1,932,526
      4,707,196              5,416,123               67,487                47,386             165,634


              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
        157,044                244,211                    -                     -                   -
        160,633                      -                    -                     -             145,674
      3,595,256              2,717,933                    -                     -                   -
        850,666              1,086,236                    -                     -                   -
         64,628                362,315               33,932                34,493                   -
         32,404                152,488               21,889                 8,865                   -

$                -     $                -      $          -         $           -     $              -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
              -                      -                    -                     -                   -
           0.73                   1.70                    -                     -                   -
           8.94                      -                    -                     -               15.70
          10.00                  22.18                    -                     -                   -
           9.69                  21.51                    -                     -                   -
          10.00                  22.18                11.57                 12.72                   -
           9.69                  21.51                11.48                 12.62                   -


              -                      -                    -                     -                   -
              -                      -                    -                     -                   -

$               -      $               -       $          -         $           -     $              -
              -                      -                    -                     -                   -






                                  0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                      For the Year Ended December 31, 2005



                                                                           AIM V.I.          AIM V.I.
                                                                         Basic Value       Core Equity
                                                                           Series I          Series I
                                                                         Division (1)        Division
                                                                      -------------------------------------
                                                                      -------------------------------------
Investment income (loss)
Income:
   Dividends                                                                   $   100     $   498,843

Expenses:
   Mortality and expense risks                                                   558           429,460
   Separate account rider charges                                                104            40,664
                                                                      -------------------------------------
 Net investment income (loss)                                                   (562)           28,719
                                                                      -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                    17          (867,129)
Capital gains distributions                                                    1,282                 -
                                                                      -------------------------------------
                                                                      -------------------------------------
Total realized gains (losses) on investments                                   1,299          (867,129)

Change in net unrealized appreciation or depreciation of
   investments                                                                 3,926         2,086,682
                                                                      -------------------------------------
                                                                      -------------------------------------
Net increase (decrease) in net assets resulting from operations               $4,663        $1,248,272
                                                                      =====================================

(1) Commenced operations April 12, 2005.
(2)      Represented the operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.
(3)      Commenced operations March 28, 2005.

See accompanying notes.












                                                                                             AIM V.I.
                                                          AIM V.I.         AIM V.I.           Small
     AIM V.I.          AIM V.I.         AIM V.I.          Premier          Small Cap         Company
     Dynamics           Global           Growth            Equity           Equity            Growth
     Series I        Health Care        Series I          Series I         Series I          Series I
     Division        Division (2)       Division          Division       Division (3)        Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


 $           -    $            -    $              -   $    253,189         $       -     $          -


        29,915           173,612           223,957          387,343               692           45,668
         6,246            31,062            14,387           40,063               206            6,875
-----------------------------------------------------------------------------------------------------------
       (36,161)         (204,674)         (238,344)        (174,217)             (898)         (52,543)
-----------------------------------------------------------------------------------------------------------


       116,490           293,216        (2,432,370)      (1,118,027)               93           88,370
             -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       116,490           293,216        (2,432,370)      (1,118,027)               93           88,370

       130,333           810,312         3,660,391        2,499,456             6,410          100,668
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
      $210,662          $898,854       $   989,677       $1,207,212            $5,605         $136,495
===========================================================================================================







                                 0508-0671124 0
                                23 0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                                            Alliance
                                                                         AIM V.I.           Bernstein
                                                                        Technology          Small Cap
                                                                         Series I            Growth
                                                                         Division         Division (1)
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Investment income (loss)
Income:
   Dividends                                                           $         -        $         -

Expenses:
   Mortality and expense risks                                              74,782              1,442
   Separate account rider charges                                           12,834                152
                                                                    ---------------------------------------
 Net investment income (loss)                                              (87,616)            (1,594)
                                                                    ---------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                              96,061              8,917
Capital gains distributions                                                      -                  -
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Total realized gains (losses) on investments                                96,061              8,917

Change in net unrealized appreciation or depreciation of investments           (47)            16,290
                                                                    ---------------------------------------
                                                                    ---------------------------------------
Net increase (decrease) in net assets resulting from operations           $  8,398            $23,613
                                                                    =======================================

(1) Commenced operations April 15, 2005. (2) Commenced operations March 21,
2005. (3) Commenced operations March 11, 2005.

See accompanying notes.












                       American
     American         Century VP        American          American         American          American
    Century VP        Inflation        Century VP        Century VP       Century VP        Century VP
 Income & Growth      Protection          Ultra            Ultra             Value            Vista
     Class I           Class II          Class I          Class II         Class II          Class I
     Division        Division (2)       Division        Division (3)       Division        Division (3)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


   $   671,989          $316,721     $           -    $           -       $   243,249      $         -


       408,116            70,474           129,372           62,328           462,206            1,527
        57,748            10,997            20,989           10,003            74,277              300
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       206,125           235,250          (150,361)         (72,331)         (293,234)          (1,827)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


       519,344              (834)          155,591            2,157            37,812            9,157
             -                 -                 -                -         3,410,517                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       519,344              (834)          155,591            2,157         3,448,329            9,157

       401,647          (207,712)           79,821          497,973        (1,759,872)          13,517
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    $1,127,116        $   26,704         $  85,051         $427,799        $1,395,223          $20,847
===========================================================================================================






                                 0508-0671124 0
                                25 0508-0671124

                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                             Asset
                                                                          Allocation         Balanced
                                                                           Division          Division
                                                                       ------------------------------------
                                                                       ------------------------------------
Investment income (loss)
Income:
   Dividends                                                               $1,384,683       $2,668,548

Expenses:
   Mortality and expense risks                                              1,042,566        1,215,481
   Separate account rider charges                                              70,632           80,580
                                                                       ------------------------------------
 Net investment income (loss)                                                 271,485        1,372,487
                                                                       ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                390,088         (201,841)
Capital gains distributions                                                         -                -
                                                                       ------------------------------------
                                                                       ------------------------------------
Total realized gains (losses) on investments                                  390,088         (201,841)

Change in net unrealized appreciation or depreciation of
   investments                                                              2,826,388        4,102,459
                                                                       ------------------------------------
                                                                       ------------------------------------
Net increase (decrease) in net assets resulting from operations            $3,487,961       $5,273,105
                                                                       ====================================

(1)      Represented the operations of International Division until May 1, 2005 name change.
(2)      Commenced operations April 20, 2005.

See accompanying notes.













                                                         Dreyfus IP
                                                          Founders        Dreyfus IP
                       Capital         Diversified       Discovery        Technology          Equity
       Bond              Value        International    Initial Shares    Service Class        Growth
     Division          Division       Division (1)        Division       Division (2)        Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


   $11,549,218    $       24,723      $  2,050,711   $             -        $       -   $                -


     3,176,679         2,357,581         2,374,485          177,555               477        2,405,366
       368,940           127,011           224,700           31,576                93          123,692
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
     8,003,599        (2,459,869)         (548,474)        (209,131)             (570)      (2,529,058)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


       272,134         3,293,587         2,783,395           67,047               181       (2,880,009)
             -                 -                 -                -                 -                -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       272,134         3,293,587         2,783,395           67,047               181       (2,880,009)

    (5,313,482)        9,895,511        39,090,117           29,224             5,525       16,472,887
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $  2,962,251       $10,729,229       $41,325,038        $(112,860)           $5,136      $11,063,820
===========================================================================================================





                                67 0508-0671124
                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                             Equity           Equity
                                                                             Income            Value
                                                                            Division       Division (1)
                                                                        -----------------------------------
                                                                        -----------------------------------
Investment income (loss)
Income:
Dividends                                                                 $    45,727      $13,895

Expenses:
   Mortality and expense risks                                                 700,601          6,131
   Separate account rider charges                                               83,568          1,218
                                                                        -----------------------------------
Net investment income (loss)                                                  (738,442)         6,546
                                                                        -----------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 (10,370)         1,084
Capital gains distributions                                                          -         33,737
                                                                        -----------------------------------
                                                                        -----------------------------------
Total realized gains (losses) on investments                                   (10,370)        34,821

Change in net unrealized appreciation or depreciation of
    investments                                                              4,969,431        (15,158)
                                                                        -----------------------------------
                                                                        -----------------------------------
Net increase (decrease) in net assets resulting from operations             $4,220,619        $26,209
                                                                        ===================================

(1) Commenced operations April 1, 2005. (2) Commenced operations March 23, 2005.
(3) Commenced operations March 15, 2005.

See accompanying notes.











   Fidelity VIP      Fidelity VIP     Fidelity VIP      Fidelity VIP    Fidelity VIP II
  Equity-Income         Growth           Growth           Overseas        Contrafund
     Service           Service           Service          Service           Service
     Class 2            Class            Class 2          Class 2            Class
     Division          Division       Division (2)      Division (3)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


   $    710,681       $   152,442      $          -  $             -     $     175,130


        670,286           477,440             4,744           45,523         1,159,225
        110,983            45,690             1,187            7,858           114,095
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        (70,588)         (370,688)           (5,931)         (53,381)       (1,098,190)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


        200,170        (2,091,900)              297            3,267           534,020
      1,756,961                 -                 -                -            15,921
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
      1,957,131        (2,091,900)              297            3,267           549,941


        543,923         3,944,207            45,884        1,371,933        14,314,763
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
     $2,430,466        $1,481,619           $40,250       $1,321,819       $13,766,514
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005



                                                                       Fidelity VIP II  Fidelity VIP III
                                                                         Contrafund         Mid Cap
                                                                           Service          Service
                                                                           Class 2          Class 2
                                                                        Division (1)      Division (2)
                                                                      ------------------------------------
                                                                      ------------------------------------
Investment income (loss)
Income:
   Dividends                                                           $           -      $         -

Expenses:
   Mortality and expense risks                                                27,020            3,477
   Separate account rider charges                                              3,074              983
                                                                      ------------------------------------
 Net investment income (loss)                                                (30,094)          (4,460)
                                                                      ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 4,878              354
Capital gains distributions                                                        -                -
                                                                      ------------------------------------
                                                                      ------------------------------------
Total realized gains (losses) on investments                                   4,878              354

Change in net unrealized appreciation or depreciation of
   investments                                                               451,629           63,420
                                                                      ------------------------------------
                                                                      ------------------------------------
Net increase (decrease) in net assets resulting from operations             $426,413          $59,314
                                                                      ====================================

(1) Commenced operations March 11, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations April 1, 2005.
(4)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.










  Goldman Sachs
                    Goldman Sachs
  CORE Small Cap       Mid Cap         Government
   Equity Fund        Value Fund         & High                          International
     Service           Service           Quality                           Emerging
     Class I           Class I            Bond             Growth           Markets
   Division (3)      Division (2)     Division (4)        Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


      $  2,175         $  15,042       $13,136,372     $    776,079      $    599,137


         3,925            12,239         3,618,049        1,219,619           543,989
           578             2,490           404,912           40,731            87,868
-----------------------------------------------------------------------------------------
        (2,328)              313         9,113,411         (484,271)          (32,720)
-----------------------------------------------------------------------------------------


           383                28          (153,789)      (7,021,906)          384,312
        80,544           252,303                 -                -         9,774,337
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
        80,927           252,331          (153,789)      (7,021,906)       10,158,649

       (66,473)         (154,098)       (7,154,995)      18,191,234         3,497,252
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       $12,126         $  98,546      $  1,804,627      $10,685,057       $13,623,181
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                                            Janus Aspen
                                                                                              Mid Cap
                                                                         International         Growth
                                                                            SmallCap       Service Shares
                                                                            Division          Division
                                                                       -------------------------------------
                                                                       -------------------------------------
Investment income (loss)
Income:
   Dividends                                                            $     458,950    $             -

Expenses:
   Mortality and expense risks                                              1,053,007           214,913
   Separate account rider charges                                             114,001            37,245
                                                                       -------------------------------------
 Net investment income (loss)                                                (708,058)         (252,158)
                                                                       -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                              2,024,975           222,986
Capital gains distributions                                                   821,682                 -
                                                                       -------------------------------------
                                                                       -------------------------------------
Total realized gains (losses) on investments                                2,846,657           222,986

Change in net unrealized appreciation or depreciation of
   investments                                                             19,453,336         1,755,995
                                                                       -------------------------------------
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $21,591,935        $1,726,823
                                                                       =====================================

See accompanying notes.













                       LargeCap         LargeCap
     LargeCap           Growth            Stock           LargeCap
      Blend             Equity            Index            Value            MidCap
     Division          Division         Division          Division         Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


  $     11,464         $  28,305      $     32,345     $     10,874      $     301,665


     1,281,692           218,675         1,529,931        1,114,137         3,892,022
       197,936            34,756           186,809          152,448           283,052
-----------------------------------------------------------------------------------------
    (1,468,164)         (225,126)       (1,684,395)      (1,255,711)       (3,873,409)
-----------------------------------------------------------------------------------------


       188,086            43,739         1,070,226          366,131         6,639,293
       358,667                 -                 -          444,563         5,078,447
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       546,753            43,739         1,070,226          810,694        11,717,740


     4,879,243           583,363         4,661,687        4,306,244        16,931,983
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $3,957,832          $401,976        $4,047,518       $3,861,227       $24,776,314
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005





                                                                             MidCap            MidCap
                                                                             Growth            Value
                                                                            Division          Division
                                                                        ------------------------------------
                                                                        ------------------------------------
Investment income (loss)
Income:
   Dividends                                                            $              - $              -

Expenses:
   Mortality and expense risks                                                 609,107          946,182
   Separate account rider charges                                               80,308          127,544
                                                                        ------------------------------------
 Net investment income (loss)                                                 (689,415)      (1,073,726)
                                                                        ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                 643,728          639,494
Capital gains distributions                                                          -        1,739,097
                                                                        ------------------------------------
                                                                        ------------------------------------
Total realized gains (losses) on investments                                   643,728        2,378,591

Change in net unrealized appreciation or depreciation of
   investments                                                               5,870,968        6,041,151
                                                                        ------------------------------------
                                                                        ------------------------------------
Net increase (decrease) in net assets resulting from operations             $5,825,281       $7,346,016
                                                                        ====================================

(1) Commenced operations March 23, 2005. (2) Commenced operations April 18,
2005. (3) Commenced operations April 15, 2005. (4) Commenced operations March
11, 2005.

See accompanying notes.










                                        Neuberger                          Neuberger
                      Neuberger        Berman AMT                         Berman AMT
                      Berman AMT       High Income       Neuberger         Socially
      Money            Fasciano           Bond           Berman AMT       Responsive
      Market           S Class           S Class          Partners          I Class
     Division        Division (1)     Division (2)      Division (3)     Division (4)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


    $2,162,446       $         -           $38,408         $  3,749       $         -


       952,375             2,446             4,075            2,516             3,172
       108,127               532             1,157              500               302
-----------------------------------------------------------------------------------------
     1,101,944            (2,978)           33,176              733            (3,474)
-----------------------------------------------------------------------------------------


             -               157              (721)             248               873
             -             1,880             3,869               87             1,230
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
             -             2,037             3,148              335             2,103


             -            16,103           (30,258)          26,575            31,440
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $1,101,944           $15,162          $  6,066          $27,643           $30,069
=========================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005


                                                                            Principal
                                                                            LifeTime         Principal
                                                                            Strategic         LifeTime
                                                                             Income             2010
                                                                          Division (1)      Division (2)
                                                                        ------------------------------------
                                                                        ------------------------------------
Investment income (loss)
Income:
   Dividends                                                             $           -    $           -

Expenses:
   Mortality and expense risks                                                  26,701           51,814
   Separate account rider charges                                                1,100            5,545
                                                                        ------------------------------------
 Net investment income (loss)                                                  (27,801)         (57,359)
                                                                        ------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                   1,775            1,876
Capital gains distributions                                                          -                -
                                                                        ------------------------------------
                                                                        ------------------------------------
Total realized gains (losses) on investments                                     1,775            1,876

Change in net unrealized appreciation or depreciation of
    investments                                                                158,136          335,949
                                                                        ------------------------------------
                                                                        ------------------------------------
Net increase (decrease) in net assets resulting from operations               $132,110         $280,466
                                                                        ====================================

(1) Commenced operations March 31, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations March 11, 2005. (4) Commenced operations March
22, 2005. (5) Commenced operations April 8, 2005. (6) Commenced operations April
18, 2005.

See accompanying notes.













    Principal         Principal         Principal        Principal
     LifeTime          LifeTime         LifeTime          LifeTime        Real Estate
       2020              2030             2040              2050          Securities
   Division (3)      Division (4)     Division (5)      Division (6)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

$            -      $          -       $         -      $         -    $       27,820



       106,306            11,337             5,240            1,899         1,507,562
        12,118             2,318               819              507           211,116
-----------------------------------------------------------------------------------------
      (118,424)          (13,655)           (6,059)          (2,406)       (1,690,858)
-----------------------------------------------------------------------------------------


         5,507             3,386             1,090               48         3,496,884
             -                 -                 -                -         1,037,750
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
         5,507             3,386             1,090               48         4,534,634

       848,565            94,940            56,275           19,245        13,908,697
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
      $735,648           $84,671           $51,306          $16,887       $16,752,473
=========================================================================================



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2005




                                                                           Short-Term
                                                                              Bond            SmallCap
                                                                          Division (1)        Division
                                                                       -------------------------------------
                                                                       -------------------------------------
Investment income (loss)
Income:
   Dividends                                                               $1,036,330      $     14,145

Expenses:
   Mortality and expense risks                                                797,570           827,211
   Separate account rider charges                                             115,987            89,768
                                                                       -------------------------------------
 Net investment income (loss)                                                 122,773          (902,834)
                                                                       -------------------------------------

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares                                (14,016)          944,344
Capital gains distributions                                                         -                 -
                                                                       -------------------------------------
                                                                       -------------------------------------
Total realized gains (losses) on investments                                  (14,016)          944,344

Change in net unrealized appreciation or depreciation of
   investments                                                                206,477         3,803,135
                                                                       -------------------------------------
                                                                       -------------------------------------
Net increase (decrease) in net assets resulting from operations           $   315,234        $3,844,645
                                                                       =====================================

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.
(2)      Commenced operations April 20, 2005.
(3)      Commenced operations March 14, 2005.

See accompanying notes.














                                                                           Templeton
                                      T. Rowe Price    T. Rowe Price        Growth
     SmallCap          SmallCap         Blue Chip          Health         Securities
      Growth            Value           Growth II         Science           Class 2
     Division          Division       Division (2)      Division (3)       Division
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

$               -  $      38,340         $     656      $         -         $  22,202



       553,887         1,044,104             2,551            1,976            17,376
        47,656           136,790               426              143                 -
-----------------------------------------------------------------------------------------
      (601,543)       (1,142,554)           (2,321)          (2,119)            4,826
-----------------------------------------------------------------------------------------


    (2,102,024)        1,446,334             2,769            1,933            39,915
             -         1,106,715                 -                -                 -
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    (2,102,024)        2,553,049             2,769            1,933            39,915

     4,985,626         2,740,416            23,847           40,301           118,794
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    $2,282,059        $4,150,911           $24,295          $40,115          $163,535
=========================================================================================






                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                              AIM V.I.
                                                                                            Basic Value
                                                                                              Series I
                                                                                            Division (1)
                                                                                          -----------------
                                                                                          -----------------
                                                                                                2005
                                                                                          -----------------
                                                                                          -----------------
Increase (decrease) in net assets from
Operations:
   Net investment income (loss)                                                               $      (562)
   Total realized gains (losses) on investments                                                     1,299
  Change in net unrealized appreciation or depreciation of investments                              3,926
                                                                                          -----------------
                                                                                          -----------------
Net increase (decrease) in net assets resulting from operations                                     4,663

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                  166,075
  Administration charges                                                                                -
  Contingent sales charges                                                                             (5)
  Contract terminations                                                                              (139)
  Death benefit payments                                                                                -
  Flexible withdrawal option payments                                                                   -
  Transfer payments to other contracts                                                            (16,420)
  Annuity payments                                                                                      -
                                                                                          -----------------
                                                                                          -----------------
Increase (decrease) in net assets from principal transactions                                     149,511
                                                                                          -----------------
                                                                                          -----------------
Total increase (decrease)                                                                         154,174

Net assets at beginning of period                                                                       -
                                                                                          -----------------
                                                                                          -----------------
Net assets at end of period                                                                      $154,174
                                                                                          =================

(1) Commenced operations April 12, 2005.
(2)      Represented the operations of AIM V.I. Health Sciences Series I Division until November 21, 2005 name change.

See accompanying notes.













             AIM V.I.                             AIM V.I.                             AIM V.I.
           Core Equity                            Dynamics                              Global
             Series I                             Series I                           Health Care
             Division                             Division                           Division (2)
-----------------------------------    -------------------------------    -----------------------------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
      2005              2004                2005            2004                2005              2004
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------


 $       28,719      $    (152,202)       $    (36,161)   $    (33,040)     $    (204,674)     $   (194,486)
       (867,129)        (1,312,668)            116,490         101,967            293,216           109,932
      2,086,682          4,098,022             130,333         201,932            810,312           851,849
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
      1,248,272          2,633,152             210,662         270,859            898,854           767,295


      2,255,284          3,933,502             581,922       1,443,645          1,941,412         4,300,765
        (10,169)           (14,243)               (359)           (270)            (3,180)           (3,485)
        (43,836)           (50,403)             (3,375)         (1,569)           (12,501)          (19,571)
     (2,926,767)        (2,758,095)           (171,346)        (73,235)          (674,530)         (756,149)
       (200,784)          (178,927)                  -               -           (168,998)          (18,549)
       (603,415)          (638,043)            (23,921)        (15,551)          (109,315)         (118,464)
     (3,168,007)        (4,011,587)           (571,960)     (1,126,188)        (2,052,427)       (1,941,636)
              -                  -                   -               -                  -                 -
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
     (4,697,694)        (3,717,796)           (189,039)        226,832         (1,079,539)        1,442,911
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
     (3,449,422)        (1,084,644)             21,623         497,691           (180,685)        2,210,206

     36,736,218         37,820,862           2,536,432       2,038,741         14,456,445        12,246,239
------------------ ----------------    --------------- ---------------    ----------------- -----------------
------------------ ----------------    --------------- ---------------    ----------------- -----------------
$33,286,796            $36,736,218          $2,558,055      $2,536,432        $14,275,760       $14,456,445
    $33,286,796
================== ================    =============== ===============    ================= =================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                        AIM V.I.
                                                                                         Growth
                                                                                        Series I
                                                                                        Division
                                                                           -----------------------------------
                                                                           ----------------- -----------------
                                                                                 2005              2004
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Increase (decrease) in net assets from
Operations:
                                                                              $
   Net investment income (loss)                                                  (238,344)    $    (261,442)
   Total realized gains (losses) on investments                                (2,432,370)       (2,500,096)
  Change in net unrealized appreciation or depreciation of investments          3,660,391         4,006,596
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Net increase (decrease) in net assets resulting from operations                   989,677         1,245,058

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                1,014,054         2,076,652
  Administration charges                                                           (4,629)           (5,897)
  Contingent sales charges                                                        (24,411)          (31,161)
  Contract terminations                                                        (1,945,401)       (1,744,526)
  Death benefit payments                                                          (71,112)          (98,999)
  Flexible withdrawal option payments                                            (246,250)         (255,922)
  Transfer payments to other contracts                                         (1,931,561)       (1,969,007)
  Annuity payments                                                                      -                 -
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Increase (decrease) in net assets from principal transactions                  (3,209,310)       (2,028,860)
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Total increase (decrease)                                                      (2,219,633)         (783,802)

Net assets at beginning of period                                              19,606,625        20,390,427
                                                                           ----------------- -----------------
                                                                           ----------------- -----------------
Net assets at end of period                                                   $17,386,992       $19,606,625
                                                                           ================= =================

(1) Commenced operations March 28, 2005.

See accompanying notes.











                                                                     AIM V.I.
              AIM V.I.                    AIM V.I.                     Small
              Premier                     Small Cap                   Company
               Equity                      Equity                     Growth
              Series I                    Series 1                   Series I
              Division                  Division (1)                 Division
-------------------------------------  ----------------  ----------------------------------
------------------- -----------------  ----------------  ----------------- ----------------
       2005               2004              2005               2005             2004
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------


   $    (174,217)     $    (304,066)      $      (898)      $    (52,543)    $    (43,947)
    (1,118,027)          (1,261,162)               93            88,370            47,357
     2,499,456            2,925,976             6,410           100,668           403,683
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
     1,207,212            1,360,748             5,605           136,495           407,093


     1,547,814            3,667,420           155,320           827,753         2,030,511
        (5,082)              (6,626)                -              (554)             (537)
       (32,740)             (44,048)              (34)           (2,696)           (2,477)
    (2,267,598)          (2,359,913)           (1,012)         (198,444)         (132,865)
      (131,630)            (109,428)                -            (8,307)                -
      (443,710)            (473,002)                -           (14,678)          (10,141)
    (2,869,922)          (3,021,287)              (13)         (698,764)         (885,792)
             -                    -                 -                 -                 -
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
    (4,202,868)          (2,346,884)          154,261           (95,690)          998,699
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
    (2,995,656)            (986,136)          159,866            40,805         1,405,792

    33,492,769           34,478,905                 -         3,902,574         2,496,782
------------------- -----------------  ----------------  ----------------- ----------------
------------------- -----------------  ----------------  ----------------- ----------------
   $30,497,113          $33,492,769          $159,866        $3,943,379        $3,902,574
=================== =================  ================  ================= ================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                       AIM V.I.
                                                                                      Technology
                                                                                       Series I
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $    (87,616)    $    (87,226)
  Total realized gains (losses) on investments                                     96,061           69,247
  Change in net unrealized appreciation or depreciation of investments                (47)         211,498
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                     8,398          193,519

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                1,538,179        3,832,504
  Administration charges                                                             (623)            (893)
  Contingent sales charges                                                         (9,089)          (4,472)
  Contract terminations                                                          (417,850)        (223,279)
  Death benefit payments                                                          (12,726)          (5,546)
  Flexible withdrawal option payments                                             (93,415)        (106,060)
  Transfer payments to other contracts                                         (1,505,905)      (2,525,167)
  Annuity payments                                                                      -                -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                    (501,429)         967,087
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                        (493,031)       1,160,606

Net assets at beginning of period                                               6,738,223        5,577,617
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                    $6,245,192       $6,738,223
                                                                            ================ ===============

(1) Commenced operations April 15, 2005. (2) Commenced operations March 21,
2005.

See accompanying notes.










                                American American
     Alliance                   Century VP                 Century VP                  American
    Bernstein                    Income &                   Inflation                 Century VP
    Small Cap                     Growth                   Protection                    Ultra
                         Growth Class I Class II Class I
                   Division (1) Division Division (2) Division
-------------------  ----------------------------------  ----------------  ----------------------------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
       2005               2005              2004              2005               2005             2004
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------


   $   (1,594)       $     206,125     $      (15,975)   $     235,250     $    (150,361)      $   (133,946)
        8,917              519,344            129,725             (834)          155,591             98,751
       16,290              401,647          3,221,174         (207,712)           79,821            886,645
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
       23,613            1,127,116          3,334,924           26,704            85,051            851,450


      381,090            6,188,005          9,828,665       19,722,757         1,866,477          4,360,237
            -               (4,995)            (5,557)         (11,481)           (1,275)            (2,018)
            -              (35,148)           (28,626)            (697)           (9,065)           (10,253)
            -           (2,587,800)        (1,742,509)         (20,840)         (489,596)          (447,625)
            -             (131,054)           (81,498)         (35,080)          (17,559)           (43,323)
            -             (471,975)          (361,642)         (46,556)         (100,565)           (74,382)
     (133,633)          (2,675,022)        (1,897,927)      (1,420,642)       (1,413,386)        (1,893,775)
            -                    -                  -                -                 -                  -
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
      247,457              282,011          5,710,906       18,187,461          (164,969)         1,888,861
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
      271,070            1,409,127          9,045,830       18,214,165           (79,918)         2,740,311

            -           33,859,397         24,813,567                -        10,692,090          7,951,779
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
-------------------  ---------------- -----------------  ----------------  ----------------- ----------------
     $271,070          $35,268,524        $33,859,397      $18,214,165       $10,612,172        $10,692,090
===================  ================ =================  ================  ================= ================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                             American
                                                                                            Century VP
                                                                                               Ultra
                                                                                             Class II
                                                                                           Division (1)
                                                                                         ------------------
                                                                                         ------------------
                                                                                               2005
                                                                                         ------------------
                                                                                         ------------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                           $      (72,331)
  Total realized gains (losses) on investments                                                   2,157
  Change in net unrealized appreciation or depreciation of investments                         497,973
                                                                                         ------------------
                                                                                         ------------------
Net increase (decrease) in net assets resulting from operations                                427,799

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                            16,409,114
  Administration charges                                                                       (10,890)
  Contingent sales charges                                                                        (219)
  Contract terminations                                                                         (6,540)
  Death benefit payments                                                                        (6,524)
  Flexible withdrawal option payments                                                          (44,519)
  Transfer payments to other contracts                                                      (1,232,556)
  Annuity payments                                                                                   -
                                                                                         ------------------
                                                                                         ------------------
Increase (decrease) in net assets from principal transactions                               15,107,866
                                                                                         ------------------
                                                                                         ------------------
Total increase (decrease)                                                                   15,535,665

Net assets at beginning of period                                                                    -
                                                                                         ------------------
                                                                                         ------------------
Net assets at end of period                                                                $15,535,665
                                                                                         ==================

(1) Commenced operations March 11, 2005.

See accompanying notes.













              American                      American
             Century VP                    Century VP
                Value                        Vista                       Asset
              Class II                      Class I                    Allocation
              Division                    Division (1)                  Division
--------------------------------------  -----------------  -----------------------------------
-------------------- -----------------  -----------------  ----------------- -----------------
       2005                2004               2005               2005              2004
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------


                         $
  $    (293,234)            (173,486)       $    (1,827)     $     271,485     $  1,646,818
      3,448,329              206,242              9,157            390,088         (217,459)
     (1,759,872)           2,831,103             13,517          2,826,388        4,338,407
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
      1,395,223            2,863,859             20,847          3,487,961        5,767,766


     14,104,314           20,605,581            427,004         11,129,277       13,590,714
         (6,094)              (4,573)                 -            (26,759)         (25,327)
        (28,682)             (25,390)                 -           (122,751)        (127,224)
     (1,539,280)          (1,063,428)                 -         (9,250,097)      (7,381,199)
       (149,960)             (12,726)                 -           (497,406)        (719,957)
       (292,018)            (170,355)                 -         (1,777,991)      (1,719,111)
     (3,330,949)          (2,604,365)          (134,590)        (6,201,456)      (6,166,575)
              -                    -                  -                  -                -
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
      8,757,331           16,724,744            292,414         (6,747,183)      (2,548,679)
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
     10,152,554           19,588,603            313,261         (3,259,222)       3,219,087

     31,569,383           11,980,780                  -         87,504,399       84,285,312
-------------------- -----------------  -----------------  ----------------- -----------------
-------------------- -----------------  -----------------  ----------------- -----------------
    $41,721,937          $31,569,383           $313,261        $84,245,177      $87,504,399
==================== =================  =================  ================= =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                       Balanced
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
                                                                                             $
  Net investment income (loss)                                                 $  1,372,487          977,781
  Total realized gains (losses) on investments                                     (201,841)      (1,311,004)
  Change in net unrealized appreciation or depreciation of investments            4,102,459        9,300,553
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                   5,273,105        8,967,330

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  9,726,564       16,450,655
  Administration charges                                                            (45,131)         (48,334)
  Contingent sales charges                                                         (137,291)        (171,042)
  Contract terminations                                                         (18,037,134)     (15,063,060)
  Death benefit payments                                                           (838,994)        (938,339)
  Flexible withdrawal option payments                                            (2,212,371)      (2,485,297)
  Transfer payments to other contracts                                           (4,730,178)      (6,879,751)
  Annuity payments                                                                        -                -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                   (16,274,535)      (9,135,168)
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                       (11,001,430)        (167,838)

Net assets at beginning of period                                               109,502,912      109,670,750
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                     $98,501,482     $109,502,912
                                                                            ================ ===============

(1)      Represented the operations of International Division until May 1, 2005 name change.

See accompanying notes.













                                                      Capital                            Diversified
                 Bond                                  Value                            International
               Division                              Division                           Division (1)
--------------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
       2005                2004               2005              2004               2005               2004
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------


  $    8,003,599       $    7,867,097      $  (2,459,869) $       487,789      $     (548,474)  $      (515,119)
         272,134              468,307          3,293,587          (83,410)          2,783,395          (224,271)
      (5,313,482)             233,481          9,895,511       21,151,905          39,090,117        30,034,471
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
       2,962,251            8,568,885         10,729,229       21,556,284          41,325,038        29,295,081


      80,647,948           71,582,216         22,371,876       26,916,475          45,089,775        46,654,764
         (91,568)             (93,648)           (80,024)        (100,193)            (81,611)          (54,928)
        (302,013)            (343,497)          (256,948)        (280,562)           (207,692)         (207,667)
     (26,804,906)         (21,765,632)       (33,684,811)     (25,050,845)        (21,403,532)      (16,339,334)
      (1,547,143)          (1,710,729)        (1,190,772)      (1,294,947)           (864,314)         (592,677)
      (5,680,552)          (5,928,221)        (2,974,530)      (2,906,897)         (1,876,646)       (1,537,568)
     (21,188,674)         (31,889,037)       (10,800,882)      (9,851,113)        (17,805,731)      (10,283,280)
               -                    -                  -                -                   -                 -
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
      25,033,092            9,851,452        (26,616,091)     (12,568,082)          2,850,249        17,639,310
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
      27,995,343           18,420,337        (15,886,862)       8,988,202          44,175,287        46,934,391

     252,489,152          234,068,815        214,376,806      205,388,604         184,002,016       137,067,625
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
-------------------- ------------------ ----------------- ------------------ ------------------ -----------------
    $280,484,495         $252,489,152       $198,489,944     $214,376,806        $228,177,303      $184,002,016
==================== ================== ================= ================== ================== =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                     Dreyfus IP
                                                                                      Founders
                                                                                      Discovery
                                                                                   Initial Shares
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $    (209,131)   $    (142,786)
  Total realized gains (losses) on investments                                      67,047           29,736
  Change in net unrealized appreciation or depreciation of investments              29,224        1,096,731
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                   (112,860)         983,681

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                 4,291,439        7,056,021
  Administration charges                                                            (1,802)          (1,744)
  Contingent sales charges                                                          (9,232)          (7,245)
  Contract terminations                                                           (450,825)        (269,376)
  Death benefit payments                                                           (61,296)          (2,113)
  Flexible withdrawal option payments                                              (80,600)         (53,239)
  Transfer payments to other contracts                                          (1,078,447)        (979,015)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                    2,609,237        5,743,289
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                        2,496,377        6,726,970

Net assets at beginning of period                                               13,319,097        6,592,127
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                    $15,815,474      $13,319,097
                                                                          ================= ================

(1) Commenced operations April 20, 2005.

See accompanying notes.













    Dreyfus IP
    Technology                      Equity                               Equity
   Service Class                    Growth                               Income
   Division (1)                    Division                             Division
--------------------  -----------------------------------  ------------------------------------
--------------------  ------------------ ----------------  ------------------ -----------------
       2005                 2005              2004               2005               2004
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------


      $     (570)       $   (2,529,058)   $   (1,559,237)    $     (738,442)     $    906,339
             181            (2,880,009)       (4,623,782)           (10,370)         (385,332)
           5,525            16,472,887        21,356,719          4,969,431         4,842,988
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
           5,136            11,063,820        15,173,700          4,220,619         5,363,995


         166,332            16,841,624        24,191,510         50,183,704        13,886,729
               -               (70,129)          (87,195)           (32,928)           (9,048)
               -              (252,379)         (311,593)           (44,272)          (42,930)
               -           (21,069,830)      (19,219,671)        (2,936,671)       (2,128,043)
               -              (762,328)         (992,744)          (310,642)         (315,262)
               -            (2,201,679)       (2,290,878)          (975,769)         (603,463)
         (12,026)          (15,648,411)      (17,732,626)        (7,403,409)       (2,922,493)
               -                     -                 -                  -                 -
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
         154,306           (23,163,132)      (16,443,197)        38,480,013         7,865,490
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
         159,442           (12,099,312)       (1,269,497)        42,700,632        13,229,485

               -           207,317,537       208,587,034         40,432,439        27,202,954
--------------------  ------------------ ----------------  ------------------ -----------------
--------------------  ------------------ ----------------  ------------------ -----------------
        $159,442          $195,218,225      $207,317,537        $83,133,071       $40,432,439
====================  ================== ================  ================== =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                                 Equity
                                                                                                 Value
                                                                                              Division (1)
                                                                                            -----------------
                                                                                            -----------------
                                                                                                  2005
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                 $       6,546
  Total realized gains (losses) on investments                                                        34,821
  Change in net unrealized appreciation or depreciation of investments                               (15,158)
                                                                                            -----------------
                                                                                            -----------------
Net increase (decrease) in net assets resulting from operations                                       26,209

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                   1,545,224
  Administration charges                                                                                (573)
  Contingent sales charges                                                                              (108)
  Contract terminations                                                                               (3,225)
  Death benefit payments                                                                                   -
  Flexible withdrawal option payments                                                                 (1,679)
  Transfer payments to other contracts                                                               (54,848)
  Annuity payments                                                                                         -
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from principal transactions                                      1,484,791
                                                                                            -----------------
                                                                                            -----------------
Total increase (decrease)                                                                          1,511,000

Net assets at beginning of period                                                                          -
                                                                                            -----------------
                                                                                            -----------------
Net assets at end of period                                                                       $1,511,000
                                                                                            =================

(1) Commenced operations April 1, 2005. (2) Commenced operations March 23, 2005.
(3) Commenced operations March 15, 2005.

See accompanying notes.













              Fidelity VIP                             Fidelity VIP                 Fidelity VIP        Fidelity VIP
              Equity-Income                               Growth                       Growth             Overseas
                 Service                                 Service                      Service             Service
                 Class 2                                  Class                       Class 2             Class 2
                Division                                 Division                   Division (2)        Division (3)
------------------------------------------  -----------------------------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
         2005                  2004               2005              2004                2005                2005
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------


   $     (70,588)         $     (134,972)      $    (370,688)   $    (490,455)       $     (5,931)      $     (53,381)
       1,957,131                 193,087          (2,091,900)      (1,651,702)                297               3,267
         543,923               3,846,760           3,944,207        2,783,528              45,884           1,371,933
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
       2,430,466               3,904,875           1,481,619          641,371              40,250           1,321,819


      16,009,135              26,067,626           3,849,771        7,098,817           1,286,274          11,768,680
          (7,822)                 (7,061)             (8,311)         (14,041)                (15)             (5,646)
         (52,470)                (33,689)            (45,929)         (56,463)               (143)             (1,119)
      (2,575,966)             (1,317,667)         (3,342,498)      (3,132,531)             (4,283)            (33,477)
        (159,120)                (23,185)            (73,823)        (127,213)                  -              (8,799)
        (487,764)               (320,939)           (455,142)        (506,265)               (150)            (23,776)
      (3,865,193)             (3,779,012)         (4,539,911)      (3,816,969)            (12,855)           (921,316)
               -                       -                   -                -                   -                   -
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
       8,860,800              20,586,073          (4,615,843)        (554,665)          1,268,828          10,774,547
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
      11,291,266              24,490,948          (3,134,224)          86,706           1,309,078          12,096,366

      48,616,288              24,125,340          41,372,519       41,285,813                   -                   -
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
------------------------ -----------------  ----------------- -----------------  ------------------- -------------------
     $59,907,554             $48,616,288         $38,238,295      $41,372,519          $1,309,078         $12,096,366
======================== =================  ================= =================  =================== ===================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                   Fidelity VIP II
                                                                                     Contrafund
                                                                                       Service
                                                                                        Class
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,098,190)   $    (799,771)
  Total realized gains (losses) on investments                                     549,941           73,905
  Change in net unrealized appreciation or depreciation of investments          14,314,763       10,309,229
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                 13,766,514        9,583,363

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                25,822,964       21,741,998
  Administration charges                                                           (33,552)         (32,784)
  Contingent sales charges                                                         (87,565)         (92,816)
  Contract terminations                                                         (6,000,560)      (4,968,207)
  Death benefit payments                                                          (261,864)        (175,387)
  Flexible withdrawal option payments                                           (1,150,600)        (791,645)
  Transfer payments to other contracts                                          (8,564,511)      (4,307,660)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                    9,724,312       11,373,499
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                       23,490,826       20,956,862

Net assets at beginning of period                                               82,970,850       62,013,988
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                   $106,461,676      $82,970,850
                                                                          ================= ================

(1) Commenced operations March 11, 2005. (2) Commenced operations March 14,
2005. (3) Commenced operations April 1, 2005.
(4)      Represented the operations of Government Securities Division until November 21, 2005 name change.

See accompanying notes.













                                         Goldman Sachs      Goldman Sachs
  Fidelity VIP II    Fidelity VIP III    CORE Small Cap        Mid Cap                    Government
    Contrafund            Mid Cap         Equity Fund         Value Fund                    & High
      Service             Service           Service            Service                     Quality
      Class 2             Class 2           Class I            Class I                       Bond
   Division (1)        Division (2)       Division (3)       Division (2)                Division (4)
-------------------- ------------------ -----------------  -----------------  -----------------------------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       2005                2005               2005               2005               2005              2004
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------


    $    (30,094)           $  (4,460)     $      (2,328)    $          313     $    9,113,411    $  10,759,253
           4,878                  354             80,927            252,331           (153,789)         844,420
         451,629               63,420            (66,473)          (154,098)        (7,154,995)      (4,830,862)
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
         426,413               59,314             12,126             98,546          1,804,627        6,772,811


       6,783,954              955,913          1,147,516          3,230,699         57,099,620       67,332,830
          (1,861)                 (59)                (3)               (12)           (86,623)        (103,514)
          (1,291)                (110)               (72)              (249)          (364,422)        (619,775)
         (38,609)              (3,289)            (2,166)            (7,458)       (30,056,065)     (34,368,771)
         (10,839)              (4,562)                 -                  -         (1,882,619)      (2,215,663)
         (13,687)                (929)                 -               (537)        (7,728,677)      (8,423,505)
        (241,970)              (9,716)           (11,625)           (49,402)       (38,498,416)     (63,592,482)
               -                    -                  -                  -                  -                -
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       6,475,697              937,248          1,133,650          3,173,041        (21,517,202)     (41,990,880)
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
       6,902,110              996,562          1,145,776          3,271,587        (19,712,575)     (35,218,069)

               -                    -                  -                  -        306,511,732      341,729,801
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
-------------------- ------------------ -----------------  -----------------  ----------------- -----------------
      $6,902,110             $996,562         $1,145,776         $3,271,587       $286,799,157     $306,511,732
==================== ================== =================  =================  ================= =================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted






                                                                                       Growth
                                                                                      Division
                                                                           --------------------------------
                                                                           ---------------- ---------------
                                                                                2005             2004
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $     (484,271)  $    (988,750)
  Total realized gains (losses) on investments                                   (7,021,906)     (8,599,871)
  Change in net unrealized appreciation or depreciation of investments           18,191,234      18,400,651
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                  10,685,057       8,812,030

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  7,997,375       9,358,765
  Administration charges                                                            (39,207)        (42,808)
  Contingent sales charges                                                         (150,202)       (178,166)
  Contract terminations                                                         (24,059,436)    (17,062,088)
  Death benefit payments                                                           (596,270)       (935,924)
  Flexible withdrawal option payments                                            (1,576,888)     (1,705,944)
  Transfer payments to other contracts                                           (6,054,382)     (6,610,653)
  Annuity payments                                                                        -               -
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Increase (decrease) in net assets from principal transactions                   (24,479,010)    (17,176,818)
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Total increase (decrease)                                                       (13,793,953)     (8,364,788)

Net assets at beginning of period                                               114,994,447     123,359,235
                                                                           ---------------- ---------------
                                                                           ---------------- ---------------
Net assets at end of period                                                    $101,200,494    $114,994,447
                                                                           ================ ===============

See accompanying notes












                                                                                       Janus Aspen
            International                                                                Mid Cap
              Emerging                            International                          Growth
               Markets                              SmallCap                         Service Shares
               Division                             Division                            Division
-------------------------------------- ------------------------------------ ----------------------------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
       2005                2004              2005               2004              2005              2004
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------


  $      (32,720)      $    (149,605)   $      (708,058)     $   (355,703)      $   (252,158)    $   (232,338)
      10,158,649           2,426,794          2,846,657           395,293            222,986          (67,783)
       3,497,252           3,339,174         19,453,336        15,787,464          1,755,995        3,102,550
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      13,623,181           5,616,363         21,591,935        15,827,054          1,726,823        2,802,429


      27,318,469          16,470,390         26,030,408        19,984,701          1,786,952        2,750,726
         (11,467)             (7,574)           (33,312)          (31,203)            (6,410)          (7,508)
         (40,411)            (28,958)           (84,485)          (72,398)           (23,031)         (19,730)
      (2,551,229)         (1,068,841)        (5,948,626)       (4,088,483)        (1,078,285)        (877,107)
         (63,062)            (33,976)          (197,758)         (210,845)           (39,107)         (42,234)
        (398,451)           (238,826)          (646,486)         (505,358)          (105,081)         (96,028)
      (7,424,355)         (4,881,119)       (12,975,410)       (7,965,807)        (1,580,278)      (1,759,021)
               -                   -                  -                 -                  -                -
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      16,829,494          10,211,096          6,144,331         7,110,607         (1,045,240)         (50,902)
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
      30,452,675          15,827,459         27,736,266        22,937,661            681,583        2,751,527

      32,241,228          16,413,769         74,477,515        51,539,854         17,664,606       14,913,079
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
-------------------- ----------------- ------------------ ----------------- ------------------ ---------------
     $62,693,903         $32,241,228       $102,213,781       $74,477,515        $18,346,189      $17,664,606
==================== ================= ================== ================= ================== ===============





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      LargeCap
                                                                                       Blend
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------- ----------------
                                                                               2005             2004
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,468,164) $    (157,300)
  Total realized gains (losses) on investments                                     546,753      4,086,261
  Change in net unrealized appreciation or depreciation of investments           4,879,243      2,619,320
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                  3,957,832      6,548,281

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                51,631,602     39,667,580
  Administration charges                                                           (26,781)       (12,652)
  Contingent sales charges                                                         (76,909)       (75,066)
  Contract terminations                                                         (3,916,684)    (2,969,358)
  Death benefit payments                                                          (435,063)      (192,750)
  Flexible withdrawal option payments                                           (1,120,809)      (736,243)
  Transfer payments to other contracts                                          (8,212,523)    (6,092,293)
  Annuity payments                                                                       -              -
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from principal transactions                   37,842,833     29,589,218
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Total increase (decrease)                                                       41,800,665     36,137,499

Net assets at beginning of period                                               86,332,926     50,195,427
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net assets at end of period                                                   $128,133,591    $86,332,926
                                                                          ================ ================

See accompanying notes












              LargeCap                            LargeCap
               Growth                              Stock                              LargeCap
               Equity                              Index                               Value
              Division                            Division                            Division
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       2005              2004              2005              2004              2005              2004
                                                                        -------------------
-------------------------------------------------------------------------------------------------------------


    $   (225,126) $    (190,516)      $   (1,684,395) $       302,247      $  (1,255,711)   $     121,140
          43,739        (31,099)           1,070,226         (142,145)           810,694        1,195,154
         583,363        547,402            4,661,687        9,890,911          4,306,244        5,706,166
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         401,976        325,787            4,047,518       10,051,013          3,861,227        7,022,460


       3,093,201      5,377,841           43,107,446       47,786,225         44,774,499       34,234,642
          (3,229)        (3,981)             (27,694)         (30,927)           (22,644)         (10,194)
         (20,926)       (21,320)            (122,170)        (126,703)           (66,907)         (52,089)
      (1,169,893)    (1,068,501)          (8,860,776)      (7,531,492)        (3,762,943)      (2,271,232)
         (35,771)       (65,334)            (367,700)        (509,747)          (345,183)         (78,924)
        (238,139)      (206,346)          (1,577,994)      (1,272,943)          (952,378)        (662,780)
      (1,459,657)    (1,563,489)         (28,699,968)     (15,152,996)        (8,523,366)      (5,487,532)
               -              -                    -                -                  -                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         165,586      2,448,870            3,451,144       23,161,417         31,101,078       25,671,891
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
         567,562      2,774,657            7,498,662       33,212,430         34,962,305       32,694,351

      18,252,582     15,477,925          127,189,870       93,977,440         74,816,680       42,122,329
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     $18,820,144    $18,252,582         $134,688,532     $127,189,870       $109,778,985      $74,816,680
=============================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted





                                                                                       MidCap
                                                                                      Division
                                                                          ---------------------------------
                                                                          ---------------- ----------------
                                                                               2005             2004
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                              $   (3,873,409)$     (225,932)
  Total realized gains (losses) on investments                                  11,717,740     32,986,253
  Change in net unrealized appreciation or depreciation of investments          16,931,983     12,236,760
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net increase (decrease) in net assets resulting from operations                 24,776,314     44,997,081

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                59,526,310     54,450,921
  Administration charges                                                          (156,432)      (165,820)
  Contingent sales charges                                                        (376,440)      (437,178)
  Contract terminations                                                        (40,454,130)   (33,333,841)
  Death benefit payments                                                        (1,388,604)    (1,783,765)
  Flexible withdrawal option payments                                           (3,706,703)    (3,038,639)
  Transfer payments to other contracts                                         (21,546,277)   (15,324,662)
  Annuity payments                                                                       -              -
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Increase (decrease) in net assets from principal transactions                   (8,102,276)       367,016
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Total increase (decrease)                                                       16,674,038     45,364,097

Net assets at beginning of period                                              322,650,061    277,285,964
                                                                          ---------------- ----------------
                                                                          ---------------- ----------------
Net assets at end of period                                                   $339,324,099   $322,650,061
                                                                          ================ ================

See accompanying notes













               MidCap                              MidCap                              Money
               Growth                              Value                               Market
              Division                            Division                            Division
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------
       2005              2004              2005              2004              2005              2004
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------


   $    (689,415)  $    (612,234)       $ (1,073,726)   $    (627,053)   $     1,101,944  $      (383,950)
         643,728          23,555           2,378,591        7,159,221                  -                -
       5,870,968       4,992,053           6,041,151        3,813,251                  -                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       5,825,281       4,403,374           7,346,016       10,345,419          1,101,944         (383,950)


       7,814,560      12,147,010          37,541,464       28,231,408        162,414,404      216,491,963
         (11,195)        (12,862)            (20,480)         (10,900)           (41,581)         (47,436)
         (56,883)        (52,187)            (67,390)         (53,434)          (268,805)        (328,286)
      (3,592,508)     (2,458,090)         (4,783,714)      (2,722,454)       (31,469,933)     (29,446,767)
        (148,571)       (314,093)           (263,051)        (245,028)        (1,049,488)        (441,718)
        (521,690)       (492,098)         (1,036,072)        (542,514)        (2,338,433)      (2,657,970)
      (4,067,244)     (5,941,933)        (10,399,192)      (5,821,249)      (135,791,981)    (200,635,810)
               -               -                   -                -                  -                -
-------------------------------------------------------------------------------------------------------------
        (583,531)      2,875,747          20,971,565       18,835,829         (8,545,817)     (17,066,024)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
       5,241,750       7,279,121          28,317,581       29,181,248         (7,443,873)     (17,449,974)

      48,681,018      41,401,897          66,587,093       37,405,845         89,606,326      107,056,300
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     $53,922,768     $48,681,018         $94,904,674      $66,587,093      $  82,162,453    $  89,606,326
=============================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted


                                                                                               Neuberger
                                                                                               Berman AMT
                                                                                                Fasciano
                                                                                                S Class
                                                                                              Division (1)
                                                                                            -----------------
                                                                                            -----------------
                                                                                                  2005
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                     $  (2,978)
  Total realized gains (losses) on investments                                                         2,037
  Change in net unrealized appreciation or depreciation of investments                                16,103
                                                                                            -----------------
                                                                                            -----------------
Net increase (decrease) in net assets resulting from operations                                       15,162

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                     629,670
  Administration charges                                                                                  (3)
  Contingent sales charges                                                                               (81)
  Contract terminations                                                                               (2,425)
  Death benefit payments                                                                                   -
  Flexible withdrawal option payments                                                                    (75)
  Transfer payments to other contracts                                                                (1,898)
  Annuity payments                                                                                         -
                                                                                            -----------------
                                                                                            -----------------
Increase (decrease) in net assets from principal transactions                                        625,188
                                                                                            -----------------
                                                                                            -----------------
Total increase (decrease)                                                                            640,350

Net assets at beginning of period                                                                          -
                                                                                            -----------------
                                                                                            -----------------
Net assets at end of period                                                                         $640,350
                                                                                            =================

(1) Commenced operations March 23, 2005. (2) Commenced operations April 18,
2005. (3) Commenced operations April 15, 2005. (4) Commenced operations March
11, 2005. (5) Commenced operations March 31, 2005.

See accompanying notes











     Neuberger                               Neuberger
    Berman AMT                              Berman AMT          Principal
    High Income          Neuberger           Socially            LifeTime
       Bond              Berman AMT         Responsive          Strategic
      S Class             Partners            I Class             Income
   Division (2)         Division (3)       Division (4)        Division (5)
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
       2005                 2005               2005                2005
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------


    $     33,176           $       733          $  (3,474)       $    (27,801)
           3,148                   335              2,103               1,775
         (30,258)               26,575             31,440             158,136
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
           6,066                27,643             30,069             132,110


       1,047,612               870,052            765,889           5,413,476
               -                    (5)              (341)             (2,350)
             (43)                  (19)               (51)             (1,179)
          (1,273)                 (573)            (1,522)            (35,256)
               -                     -                  -                   -
          (3,486)                  (38)            (2,218)            (60,799)
        (163,229)              (12,723)           (18,661)                (72)
               -                     -                  -                   -
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
         879,581               856,694            743,096           5,313,820
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
         885,647               884,337            773,165           5,445,930

               -                     -                  -                   -
--------------------  -----------------  ------------------  -----------------
--------------------  -----------------  ------------------  -----------------
     $   885,647              $884,337           $773,165          $5,445,930
====================  =================  ==================  =================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted



                                                                                              Principal
                                                                                               LifeTime
                                                                                                 2010
                                                                                             Division (1)
                                                                                           -----------------
                                                                                           -----------------
                                                                                                 2005
                                                                                           -----------------
                                                                                           -----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                                                $     (57,359)
  Total realized gains (losses) on investments                                                        1,876
  Change in net unrealized appreciation or depreciation of investments                              335,949
                                                                                           -----------------
                                                                                           -----------------
Net increase (decrease) in net assets resulting from operations                                     280,466

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                                 12,646,396
  Administration charges                                                                             (8,296)
  Contingent sales charges                                                                             (863)
  Contract terminations                                                                             (25,813)
  Death benefit payments                                                                            (15,817)
  Flexible withdrawal option payments                                                               (58,655)
  Transfer payments to other contracts                                                              (37,067)
  Annuity payments                                                                                        -
                                                                                           -----------------
                                                                                           -----------------
Increase (decrease) in net assets from principal transactions                                    12,499,885
                                                                                           -----------------
                                                                                           -----------------
Total increase (decrease)                                                                        12,780,351

Net assets at beginning of period                                                                         -
                                                                                           -----------------
                                                                                           -----------------
Net assets at end of period                                                                     $12,780,351
                                                                                           =================

(1) Commenced operations March 14, 2005. (2) Commenced operations March 11,
2005. (3) Commenced operations March 22, 2005. (4) Commenced operations April 8,
2005. (5) Commenced operations April 18, 2005.

See accompanying notes















    Principal          Principal         Principal          Principal
     LifeTime           LifeTime          LifeTime          LifeTime
       2020               2030              2040              2050
   Division (2)       Division (3)      Division (4)      Division (5)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
       2005               2005              2005              2005
--------------------------------------------------------------------------
--------------------------------------------------------------------------


   $    (118,424)      $    (13,655)     $     (6,059)        $   (2,406)
           5,507              3,386             1,090                 48
         848,565             94,940            56,275             19,245
--------------------------------------------------------------------------
--------------------------------------------------------------------------
         735,648             84,671            51,306             16,887


      26,175,123          3,233,221         1,444,809            756,727
         (17,487)               (24)              (24)                 -
            (339)               (36)                -                  -
         (10,134)            (1,089)                -                  -
               -                  -                 -                  -
         (86,889)            (6,081)                -                  -
        (606,628)           (69,942)          (46,897)                 1
               -                  -                 -                  -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      25,453,646          3,156,049         1,397,888            756,728
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      26,189,294          3,240,720         1,449,194            773,615

               -                  -                 -                  -
--------------------------------------------------------------------------
--------------------------------------------------------------------------
     $26,189,294         $3,240,720        $1,449,194           $773,615
==========================================================================





                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      Real Estate
                                                                                      Securities
                                                                                       Division
                                                                            --------------------------------
                                                                            ---------------- ---------------
                                                                                 2005             2004
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from
Operations:
                                                                                            )$
  Net investment income (loss)                                                $   (1,690,858         820,856
  Total realized gains (losses) on investments                                     4,534,634      10,863,559
  Change in net unrealized appreciation or depreciation of investments            13,908,697      14,844,756
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net increase (decrease) in net assets resulting from operations                   16,752,473      26,529,171

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                  36,441,344      42,261,720
  Administration charges                                                             (36,333)        (30,600)
  Contingent sales charges                                                          (137,763)       (128,990)
  Contract terminations                                                           (8,051,131)     (5,695,920)
  Death benefit payments                                                            (232,728)       (280,857)
  Flexible withdrawal option payments                                             (1,490,965)     (1,232,777)
  Transfer payments to other contracts                                           (25,263,440)    (16,813,874)
  Annuity payments                                                                         -               -
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Increase (decrease) in net assets from principal transactions                      1,228,984      18,078,702
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Total increase (decrease)                                                         17,981,457      44,607,873

Net assets at beginning of period                                                115,811,264      71,203,391
                                                                            ---------------- ---------------
                                                                            ---------------- ---------------
Net assets at end of period                                                     $133,792,721    $115,811,264
                                                                            ================ ===============

(1)      Represented the operations of Limited Term Bond Division until November 21, 2005 name change.

See accompanying notes














             Short-Term                                                                SmallCap
                Bond                               SmallCap                             Growth
            Division (1)                           Division                            Division
-------------------------------------  ----------------------------------  ----------------------------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
       2005               2004               2005             2004               2005             2004
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------


   $     122,773      $    (547,318)       $   (902,834)   $   (748,025)       $   (601,543)   $   (568,995)
         (14,016)            13,803             944,344          85,593          (2,102,024)     (3,118,767)
         206,477            458,145           3,803,135      10,633,387           4,985,626       7,691,704
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
         315,234            (75,370)          3,844,645       9,970,955           2,282,059       4,003,942


      49,237,781         51,282,823          12,663,736      16,639,449           7,548,846      11,913,179
         (26,133)            (8,056)            (14,199)        (13,878)             (7,140)         (9,019)
         (86,189)           (45,268)            (63,516)        (61,123)            (51,282)        (61,072)
      (5,277,925)        (1,950,757)         (4,655,966)     (3,773,190)         (3,729,551)     (3,496,333)
        (240,359)          (156,738)           (133,597)        (85,171)           (112,852)       (179,175)
      (1,968,926)        (1,150,373)           (882,813)       (803,529)           (394,403)       (414,945)
     (14,939,228)       (13,827,296)         (6,733,904)     (5,326,721)         (5,384,370)     (6,778,237)
               -                  -                   -               -                   -               -
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
      26,699,021         34,144,335             179,741       6,575,837          (2,130,752)         974,398
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
      27,014,255         34,068,965           4,024,386      16,546,792             151,307        4,978,340

      54,514,886         20,445,921          66,830,107      50,283,315          46,544,082       41,565,742
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
-------------------- ----------------  ----------------- ----------------  ----------------- ----------------
     $81,529,141        $54,514,886         $70,854,493     $66,830,107         $46,695,389      $46,544,082
==================== ================  ================= ================  ================= ================






                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

         For the Years Ended December 31, 2005 and 2004, Except as Noted




                                                                                      SmallCap
                                                                                        Value
                                                                                      Division
                                                                          ----------------------------------
                                                                          ----------------- ----------------
                                                                                2005             2004
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from
Operations:
  Net investment income (loss)                                               $  (1,142,554)    $   (792,627)
  Total realized gains (losses) on investments                                   2,553,049        7,392,858
  Change in net unrealized appreciation or depreciation of investments           2,740,416        6,471,081
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net increase (decrease) in net assets resulting from operations                  4,150,911       13,071,312

Changes from principal transactions:
  Purchase payments, less sales charges, per payment fees
    and applicable premium taxes                                                31,112,444       22,959,553
  Administration charges                                                           (22,644)         (21,446)
  Contingent sales charges                                                         (80,735)         (88,734)
  Contract terminations                                                         (5,107,789)      (4,549,483)
  Death benefit payments                                                          (324,717)        (262,631)
  Flexible withdrawal option payments                                             (855,206)        (654,846)
  Transfer payments to other contracts                                         (11,791,879)      (8,665,180)
  Annuity payments                                                                       -                -
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Increase (decrease) in net assets from principal transactions                   12,929,474        8,717,233
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Total increase (decrease)                                                       17,080,385       21,788,545

Net assets at beginning of period                                               78,297,529       56,508,984
                                                                          ----------------- ----------------
                                                                          ----------------- ----------------
Net assets at end of period                                                    $95,377,914      $78,297,529
                                                                          ================= ================

(1) Commenced operations April 20, 2005. (2) Commenced operations March 14,
2005.

See accompanying notes.














                                                     Templeton
   T. Rowe Price       T. Rowe Price                   Growth
     Blue Chip             Health                    Securities
     Growth II            Science                     Class 2
   Division (1)         Division (2)                  Division
--------------------  -----------------  -----------------------------------
--------------------  -----------------  ------------------ ----------------
       2005                 2005               2005              2004
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------


      $   (2,321)           $   (2,119)     $       4,826    $       4,057
           2,769                 1,933             39,915           10,940
          23,847                40,301            118,794          207,060
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
          24,295                40,115            163,535          222,057


         682,192               540,074            616,293          691,101
               -                  (151)                 -                -
            (339)                 (114)              (781)            (349)
         (10,143)               (3,402)          (205,972)         (92,241)
               -                     -             (5,327)          (5,711)
            (141)                 (459)           (23,539)         (14,321)
         (52,037)              (25,435)          (108,350)        (142,394)
               -                     -                  -                -
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
         619,532               510,513            272,324          436,085
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
         643,827               550,628            435,859          658,142

               -                     -          1,851,542        1,193,400
--------------------  -----------------  ------------------ ----------------
--------------------  -----------------  ------------------ ----------------
        $643,827              $550,628         $2,287,401       $1,851,542
====================  =================  ================== ================





                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2005

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2005, contractholder investment options include the following open-end management investment companies:

Principal Variable Contracts Fund, Inc. (15)          AIM V.I. Basic Value Fund - Series I (11)
   Asset Allocation Account                           AIM V.I. Core Equity Fund - Series I
   Balanced Account                                   AIM V.I. Dynamics Fund - Series I
   Bond Account                                       AIM V.I. Global Health Care Fund - Series I,
   Capital Value Account                                formerly AIM V.I. Health Sciences Fund until
   Diversified International Account, formerly          November 21, 2005 name change
     International Account until May 1, 2005          AIM V.I. Growth Fund - Series I
     name change                                      AIM V.I. Premier Equity Fund - Series I
   Equity Growth Account                              AIM V.I. Small Cap Equity Fund - Series I (7)
   Equity Income Account                              AIM V.I. Small Company Growth Fund - Series I
   Equity Value Account (9)                           AIM V.I. Technology Fund - Series I
   Government & High Quality Bond Account,            Alliance Bernstein VP Series Fund, Inc:
     formerly Government Securities Account Small Cap Growth Portfolio - Class A
     (12) until November 21, 2005 name change American Century Variable
     Portfolios, Inc:
   Growth Account                                       VP Income  & Growth Fund - I
   International Emerging Markets Account               VP Inflation Protection Fund - II (4)
   International SmallCap Account                       VP Ultra Fund - I
   LargeCap Blend Account                               VP Ultra Fund - II (1)
   LargeCap Growth Equity Account                       VP Value Fund - II
   LargeCap Stock Index Account                         VP Vista Fund - I (1)
   LargeCap Value Account                             Dreyfus Investment Portfolios:
   MidCap Account                                       Founders Discovery Portfolio - Initial Shares
   MidCap Growth Account                                Technology Growth Portfolio - Service Class (14)
   MidCap Value Account                               Fidelity Variable Insurance Products Fund:
   Money Market Account                                 Equity-Income Portfolio - SC2
   Principal LifeTime Strategic Income Account (8)      Growth Portfolio - SC
   Principal LifeTime 2010 Account (2)                  Growth Portfolio - SC2 (6)
   Principal LifeTime 2020 Account (1)                  Overseas Portfolio - SC2 (3)
   Principal LifeTime 2030 Account (5)                Fidelity Variable Insurance Products Fund II:
   Principal LifeTime 2040 Account (10)                 Contrafund Portfolio - SC
   Principal LifeTime 2050 Account (13)                 Contrafund Portfolio - SC2 (1)
   Real Estate Securities Account                     Fidelity Variable Insurance Products Fund III:
   Short-Term Bond Account, formerly Limited            Mid Cap Portfolio - SC2 (2)
     Term Bond Account until                          Franklin Templeton VIP Trust:
     November 21, 2005 name change                      Templeton Growth Securities Fund - Class 2
   SmallCap Account                                   Goldman Sachs Variable Insurance Trust:
   SmallCap Growth Account                              CORE Small Cap Equity Fund - SC I (9)
   SmallCap Value Account                               Mid Cap Value Fund - SC I (2)







                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



1. Investment and Accounting Policies

   Janus Aspen Series Mid Cap Growth Portfolio Neuberger Berman AMT Partners Portfolio - I Class Neuberger Berman AMT Fasciano Portfolio - S (12) Class
   (6) Neuberger Berman AMT Socially Responsive Portfolio Neuberger Berman AMT High Income Bond - I Class (1) Portfolio - S Class (13) T. Rowe Price Blue Chip Growth Portfolio - II (14)
                                                       T. Rowe Price Health
Sciences Portfolio - II (2)


(1)      Commenced operations March 11, 2005
(2)      Commenced operations March 14, 2005
(3)      Commenced operations March 15, 2005
(4)      Commenced operations March 21, 2005
(5)      Commenced operations March 22, 2005
(6)      Commenced operations March 23, 2005
(7)      Commenced operations March 28, 2005
(8)      Commenced operations March 31, 2005
(9)      Commenced operations April 1, 2005
(10)     Commenced operations April 8, 2005
(11)     Commenced operations April 12, 2005
(12)     Commenced operations April 15, 2005
(13)     Commenced operations April 18, 2005
(14)     Commenced operations April 20, 2005
(15)     Organized by Principal Life Insurance Company

Investments are stated at the closing net asset values per share on December 31, 2005.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus - Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider, Principal Investment Plus Variable Annuity, Principal Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. An optional premium payment credit rider can be added to the product at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

In addition, during the year ended December 31, 2005, management fees were paid indirectly to Principal Management Corporation, (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are based on an annual rate of 0.35% of the average daily net assets of the

LargeCap Stock Index Account and 1% of the average daily net assets of the LargeCap Growth Equity Account, and 0.12% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                      Account                                            Fee Range
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Bond, Government & High Quality Bond, Money Market, Short-Term Bond
                                                                                        0.50% - 0.30%
   Balanced, Equity Income                                                               0.60 - 0.40
   MidCap                                                                                0.65 - 0.45
   Asset Allocation, Equity Growth                                                       0.80 - 0.60
   SmallCap                                                                              0.85 - 0.65
   MidCap Growth, Real Estate Securities                                                 0.90 - 0.70
   SmallCap Growth                                                                       1.00 - 0.80
   SmallCap Value                                                                        1.10 - 0.90
   International SmallCap                                                                1.20 - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first
$250 million of net asset value to net asset values of over $1 billion:

                                   Account                                             Fee Range
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Capital Value, Growth                                                                0.60% - 0.40%
LargeCap Blend, LargeCap Value                                                        0.75 - 0.55
Diversified International                                                             0.85 - 0.65
MidCap Value                                                                          1.05 - 0.85
International Emerging Markets                                                        1.25 - 1.05





2. Expenses and Related Party Transactions (continued)

The investment advisory and management fees for the LargeCap Growth Equity Account and LargeCap Stock Index Account are based on an annual rate of the average daily net assets, which are fixed at 1% and 0.35%, respectively. Additionally, investment advisory and management fees are computed at the annual rate of .1225% of the average daily net assets of the Principal LifeTime Accounts.

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2005:

Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Basic Value Series I Division:
      Principal Investment Plus Variable Annuity                         $    72,484        $    16,973
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        94,973                253

   AIM V.I. Core Equity Series I Division:
      The Principal Variable Annuity                                       1,888,153          6,392,902
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         865,974          1,030,200

   AIM V.I. Dynamics Series I Division:
      The Principal Variable Annuity                                         326,320            559,043
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         255,602            248,079

   AIM V.I. Global Health Care Division:
      The Principal Variable Annuity                                       1,231,088          2,281,765
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         710,324            943,860

   AIM V.I. Growth Series I Division:
      The Principal Variable Annuity                                         795,252          3,957,537
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         218,802            504,171
4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   AIM V.I. Premier Equity Series I Division:
      The Principal Variable Annuity                                     $ 1,393,027         $5,307,127
      The Principal Variable Annuity With Purchase
         Payment Credit Rider                                                407,976            870,961

   AIM V.I. Small Cap Equity Series I Division:
      Principal Investment Plus Variable Annuity                              72,989              1,957
      Principal Investment Plus Variable Annuity With   Purchase
        Rider                                                                 82,331                  -

   AIM V.I. Small Company Growth Series I Division:
      The Principal Variable Annuity                                         550,915            769,843
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         276,838            206,143

   AIM V.I. Technology Series I Division:
      The Principal Variable Annuity                                         659,360          1,351,536
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,819            775,688

   Alliance Bernstein Small Cap Growth Division:
      Principal Investment Plus Variable Annuity                             335,225            135,227
      Principal Investment Plus Variable Annuity With
         Purchase Rider                                                       45,865                  -

   American Century VP Income & Growth Class I Division:
      Principal Freedom Variable Annuity                                   1,839,854          1,256,177
      The Principal Variable Annuity                                       3,489,178          4,131,411
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,530,962            984,270

   American Century VP Inflation Protection Class II
      Division:
      Principal Investment Plus Variable Annuity                          13,765,787          1,119,570
      Principal Investment Plus Variable Annuity With
         Purchase Rider                                                    6,273,691            497,197

   American Century VP Ultra Class I Division:
      Principal Variable Annuity                                           1,273,498          1,516,882
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       592,979            664,925





4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   American Century VP Ultra Class II Division:
      Principal Investment Plus Variable Annuity                         $10,989,992        $ 1,060,937
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     5,419,122            312,642

   American Century VP Value Class II Division:
      The Principal Variable Annuity                                      11,675,975          4,483,540
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               6,082,105          1,399,926

   American Century VP Vista Class I Division:
      Principal Investment Plus Variable Annuity                             330,374            136,351
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        96,630                 66

   Asset Allocation Division:
      Premier Variable                                                        30,913             32,368
      The Principal Variable Annuity                                       7,352,477         17,073,756
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,017,191          1,785,694
      Principal Investment Plus Variable Annuity                           1,533,064             39,976
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       580,315             57,864

   Balanced Division:
      Personal Variable                                                      261,259          1,512,009
      Premier Variable                                                     1,317,281          5,670,029
      The Principal Variable Annuity                                       7,058,898         18,267,484
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,757,674          1,847,638

   Bond Division:
      Personal Variable                                                      186,303            951,417
      Premier Variable                                                     1,902,576          5,437,663
      Principal Freedom Variable Annuity                                   4,921,192          2,818,760
      The Principal Variable Annuity                                      38,098,211         37,738,247
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              18,349,713          9,973,378
      Principal Investment Plus Variable Annuity                          19,628,141          1,666,271
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     9,111,030            574,739





4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Capital Value Division:
      Bankers Flexible Annuity                                      $            267      $     620,433
      Pension Builder Plus                                                    34,936            455,245
      Pension Builder Plus - Rollover IRA                                      8,846             76,893
      Personal Variable                                                      211,306          2,120,224
      Premier Variable                                                     2,051,482         10,184,314
      Principal Freedom Variable Annuity                                   2,273,674          1,474,332
      The Principal Variable Annuity                                      11,618,627         33,205,208
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,346,302          3,262,333
      Principal Investment Plus Variable Annuity                           2,055,578             33,112
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       795,581             40,465

   Diversified International Division:
      Personal Variable                                                      256,643          1,397,229
      Premier Variable                                                     1,824,272          4,448,794
      Principal Freedom Variable Annuity                                   3,416,046          1,853,453
      The Principal Variable Annuity                                      26,107,712         30,247,326
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              10,470,380          6,552,231
      Principal Investment Plus Variable Annuity                           3,747,728            234,955
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,317,705            104,723

   Dreyfus IP Founders Discovery Initial Shares Division:
      The Principal Variable Annuity                                       2,819,127          1,297,195
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,472,312            594,138

   Dreyfus IP Technology Service Class Division:
      Principal Investment Plus Variable Annuity                             127,458             12,596
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                        38,874                  -






    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Equity Growth Division:
      Premier Variable                                                $       38,278      $     124,828
      The Principal Variable Annuity                                      11,052,158         39,140,824
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       4,077,717          3,173,659
      Principal Investment Plus Variable Annuity                           1,138,213             44,631
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       535,258             49,872

   Equity Income Division:
      Premier Variable                                                        19,892             22,782
      The Principal Variable Annuity                                       9,922,992          7,140,741
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,897,516          2,217,013
      Principal Investment Plus Variable Annuity                          24,325,782          2,287,716
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                    11,063,249            819,608

   Equity Value Division:
      Principal Investment Plus Variable Annuity                           1,058,326              1,452
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       534,530             66,330

   Fidelity VIP Equity - Income Service Class 2 Division:
      The Principal Variable Annuity                                      11,158,392          5,563,430
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,586,879          2,313,799
      Principal Investment Plus Variable Annuity                           1,089,854             33,991
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       641,652             18,384

   Fidelity VIP Growth Service Class Division:
      The Principal Variable Annuity                                       3,065,360          8,053,636
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 936,853            935,108

   Fidelity VIP Growth Service Class 2 Division:
      Principal Investment Plus Variable Annuity                             652,371              7,838
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       633,903             15,539









4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Fidelity VIP Overseas Service Class 2 Division:
      Principal Investment Plus Variable Annuity                        $  7,825,105       $    761,617
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,943,575            285,897

   Fidelity VIP II Contrafund Service Class Division:
      The Principal Variable Annuity                                      20,784,154         14,315,462
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,229,861          3,056,510

   Fidelity VIP II Contrafund Service Class 2 Division:
      Principal Investment Plus Variable Annuity                           5,399,039            183,016
      Principal Investment Plus Variable Annuity With Purchase
        Rider                                                              1,384,915            155,335

   Fidelity VIP III Mid Cap Service Class 2 Division:
      Principal Investment Plus Variable Annuity                             483,759             13,705
      Principal Investment Plus Variable Annuity With Purchase
        Rider                                                                472,154              9,420

   Goldman Sachs CORE Small Cap Equity Fund Service Class I
      Division:
      Principal Investment Plus Variable Annuity                             812,384              1,426
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       417,851             16,943

   Goldman Sachs Mid Cap Value Fund Service Class I
      Division:
      Principal Investment Plus Variable Annuity                           2,237,744             43,072
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,260,300             29,315










4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Government & High Quality Bond Division:
      Pension Builder Plus                                             $      11,033      $      62,780
      Pension Builder Plus - Rollover IRA                                      2,349              3,057
      Personal Variable                                                      172,808          1,173,935
      Premier Variable                                                     1,512,194          5,888,751
      Principal Freedom Variable Annuity                                   3,118,442          1,253,032
      The Principal Variable Annuity                                      36,856,335         54,817,669
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                              18,965,329         18,922,165
      Principal Investment Plus Variable Annuity                           7,102,380            371,346
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     2,495,122            147,048

   Growth Division:
      Personal Variable                                                      318,345          2,078,916
      Premier Variable                                                     1,912,635          9,142,198
      The Principal Variable Annuity                                       5,034,142         21,641,495
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                                 931,308            861,811
      Principal Investment Plus Variable Annuity                             388,744             11,068
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       188,280              1,247

   International Emerging Markets Division:
      Premier Variable                                                       361,428            316,195
      The Principal Variable Annuity                                      24,516,765          7,989,516
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               8,474,585          2,681,163
      Principal Investment Plus Variable Annuity                           2,873,097             57,915
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,466,068             76,043

   International SmallCap Division:
      Premier Variable                                                       201,667            137,952
      The Principal Variable Annuity                                      17,075,261         17,155,729
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               4,998,179          3,136,495
      Principal Investment Plus Variable Annuity                           3,508,665            493,810
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,527,268            129,099

4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Janus Aspen Mid Cap Growth Service Shares Division:
      The Principal Variable Annuity                                    $  1,161,368       $  2,012,466
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         625,584          1,071,884

   LargeCap Blend Division:
      The Principal Variable Annuity                                      18,387,376          9,654,077
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       8,245,155          3,456,612
      Principal Investment Plus Variable Annuity                          17,609,741          1,707,438
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     7,759,461            450,270

   LargeCap Growth Equity Division:
      Premier Variable                                                        41,634             17,430
      Principal Freedom Variable Annuity                                     794,020            405,339
      The Principal Variable Annuity                                       1,407,781          1,800,680
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                         878,071            957,597

   LargeCap Stock Index Division:
      Premier Variable                                                       343,375            329,919
      Principal Freedom Variable Annuity                                   4,855,090          4,254,807
      The Principal Variable Annuity                                      24,901,443         28,409,996
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               7,357,993          7,315,933
      Principal Investment Plus Variable Annuity                           4,029,134            902,685
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,652,756            159,702

   LargeCap Value Division:
      The Principal Variable Annuity                                      17,801,024         10,695,636
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,164,887          2,774,549
      Principal Investment Plus Variable Annuity                          14,470,558          1,072,588
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     6,793,467            397,233



    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   MidCap Division:
      Personal Variable                                                $     332,305       $  2,209,348
      Premier Variable                                                     2,290,981          9,571,490
      Principal Freedom Variable Annuity                                   2,466,665          1,486,326
      The Principal Variable Annuity                                      31,931,341         49,518,611
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      11,465,673          7,618,765
      Principal Investment Plus Variable Annuity                          11,343,294          1,069,091
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     5,076,163            330,029

   MidCap Growth Division:
      Premier Variable                                                       118,277            109,147
      Principal Freedom Variable Annuity                                     424,355            286,223
      The Principal Variable Annuity                                       4,543,740          6,751,946
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       1,758,375          1,890,330
      Principal Investment Plus Variable Annuity                             748,700             23,572
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       221,113             26,288

   MidCap Value Division:
      Premier Variable                                                       321,410            287,690
      Principal Freedom Variable Annuity                                   3,506,068          1,684,184
      The Principal Variable Annuity                                      17,579,691         11,705,297
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,320,760          2,841,963
      Principal Investment Plus Variable Annuity                           8,066,945            929,281
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,485,687            195,210











4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------

   Money Market Division:
      Pension Builder Plus                                           $         5,729     $       11,525
      Pension Builder Plus - Rollover IRA                                        193                118
      Personal Variable                                                    1,080,931          2,006,273
      Premier Variable                                                     6,362,617          8,341,341
      Principal Freedom Variable Annuity                                  16,326,807         16,637,960
      The Principal Variable Annuity                                      89,512,569         96,359,689
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      37,350,699         39,385,902
      Principal Investment Plus Variable Annuity                           6,294,587          4,114,266
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     7,642,718          5,163,649

   Neuberger Berman AMT Fasciano S Class Division:
      Principal Investment Plus Variable Annuity                             386,816              4,176
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       244,734              3,284

   Neuberger Berman AMT High Income Bond S Class Division:
      Principal Investment Plus Variable Annuity                             475,798             73,316
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       614,091             99,947

   Neuberger Berman AMT Partners Division:
      Principal Investment Plus Variable Annuity                             539,415             11,502
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       334,473              4,872

   Neuberger Berman AMT Socially Responsive I Class Division:
      Principal Investment Plus Variable Annuity                             648,390             16,566
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       118,729              9,701

   Principal LifeTime Strategic Income Division:
      Principal Investment Plus Variable Annuity                           4,926,619            121,730
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       486,857              5,727


4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Principal LifeTime 2010 Division:
      Principal Investment Plus Variable Annuity                         $10,148,064       $    158,938
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     2,498,332             44,932

   Principal LifeTime 2020 Division:
      Principal Investment Plus Variable Annuity                          19,333,603            770,414
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     6,841,520             69,487

   Principal LifeTime 2030 Division:
      Principal Investment Plus Variable Annuity                           2,215,504             90,798
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,017,717                 29

   Principal LifeTime 2040 Division:
      Principal Investment Plus Variable Annuity                           1,056,240                  -
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       388,569             52,980

   Principal LifeTime 2050 Division:
      Principal Investment Plus Variable Annuity                             310,811                779
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       445,916              1,626

   Real Estate Securities Division:
      Premier Variable                                                       401,352            458,068
      The Principal Variable Annuity                                      22,799,295         27,673,601
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                      10,371,600          8,277,209
      Principal Investment Plus Variable Annuity                           2,453,022            427,564
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     1,481,645             94,596








4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   Short-Term Bond Division:
      Principal Freedom Variable Annuity                                $  1,985,187       $  1,099,815
      The Principal Variable Annuity                                      14,200,684         12,777,642
      The Principal Variable Annuity With Purchase Payment
        Credit Rider                                                       6,786,247          6,755,776
      Principal Investment Plus Variable Annuity                          18,137,415          1,603,278
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     9,164,578          1,215,806

   SmallCap Division:
      Premier Variable                                                       150,817            102,000
      Principal Freedom Variable Annuity                                   2,290,889          1,083,820
      The Principal Variable Annuity                                       6,646,116          9,691,331
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               3,590,059          2,523,823

   SmallCap Growth Division:
      Premier Variable                                                        57,634             35,377
      Principal Freedom Variable Annuity                                     192,552            301,062
      The Principal Variable Annuity                                       5,120,478          8,623,892
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               1,185,402          1,250,780
      Principal Investment Plus Variable Annuity                             630,060             14,702
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       362,720             55,328

   SmallCap Value Division:
      Premier Variable                                                       152,034            177,442
      The Principal Variable Annuity                                      15,041,388         14,915,667
      The Principal Variable Annuity With Purchase
        Payment Credit Rider                                               5,248,134          3,465,062
      Principal Investment Plus Variable Annuity                           8,338,378            590,220
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                     3,477,565            215,473

   T. Rowe Price Blue Chip Growth II Division:
      Principal Investment Plus Variable Annuity                             414,507             39,295
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       268,341             26,342


4. Purchases and Sales of Investments (continued)

    Division                                                            Purchases            Sales
   --------------------------------------------------------------------------------------------------------
   --------------------------------------------------------------------------------------------------------

   T. Rowe Price Health Science Division:
      Principal Investment Plus Variable Annuity                            $429,040          $  24,554
      Principal Investment Plus Variable Annuity With
        Purchase Rider                                                       111,034              7,126

   Templeton Growth Securities Class 2 Division:
      Principal Freedom Variable Annuity                                     638,495            361,345











5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:


                                                       2005                             2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                      Purchased      Redeemed         Purchased       Redeemed
------------------------------------------------------------------------- ---------------------------------
AIM V.I. Basic Value Series I Division:
   Principal Investment Plus Variable
     Annuity                                        6,367        1,480                -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    8,343           22                -               -


   The Principal Variable Annuity                 182,189      700,618           354,553          817,932
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 83,559      112,903           135,592          129,316

AIM V.I. Dynamics Series I Division:
   The Principal Variable Annuity                  39,509       64,943           163,080          134,942
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 30,947       28,819            31,404           27,649

AIM V.I. Global Health Care Division:
   The Principal Variable Annuity                 125,963      216,628           318,696          220,980
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 72,679       89,609           137,502           84,784

AIM V.I. Growth Series I Division:
   The Principal Variable Annuity                 136,065      635,097           281,364          652,678
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 37,436       80,908            92,302           86,792







5. Changes in Units Outstanding (continued)

                                                              2005                              2004
                                                                          ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased        Redeemed      Purchased         Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------

AIM V.I. Premier Equity Series I
   Division:
   The Principal Variable Annuity                 161,364      666,467           336,593          733,087
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 47,259      109,375           182,812          117,001

AIM V.I. Small Cap Equity Series I
   Division:
   Principal Investment Plus Variable
     Annuity                                        6,198           85                 -                -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    6,992            -                 -                -

AIM V.I. Small Company Growth Series I
   Division:
   The Principal Variable Annuity                  67,178       88,661           184,406           95,733
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 33,757       23,741            83,074           41,738

AIM V.I. Technology Series I Division:
   The Principal Variable Annuity                 127,135      249,894           596,839          487,088
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                169,450      143,422           138,709           67,786

Alliance Bernstein Small Cap Growth
   Division:
   Principal Investment Plus Variable
     Annuity                                       28,175       10,498                 -                -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    3,855            -                 -                -





5. Changes in Units Outstanding (continued)

                                                              2005                           2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased        Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------

American Century VP Income & Growth
   Class I Division:
   Principal Freedom Variable Annuity             167,505        117,550         262,575          87,133
   The Principal Variable Annuity                 307,300        372,721         548,052         251,773
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                134,835         88,797         242,451         103,148

American Century VP Inflation
   Protection Class II Division:
   Principal Investment Plus Variable
     Annuity                                    1,331,568        104,648               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  606,856         46,474               -               -

American Century VP Ultra Class I
   Division:
   The Principal Variable Annuity                 141,195        155,232         354,943         222,476
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                 65,745         68,046         149,195          64,741

American Century VP Ultra Class II
   Division:
   Principal Investment Plus Variable
     Annuity                                    1,004,732         93,547               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  495,430         27,567               -               -

American Century VP Value Class II
   Division:
   The Principal Variable Annuity                 776,851        340,667       1,266,575         269,289
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                404,667        106,369         593,240          82,950




                                                              2005                               2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased         Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------
American Century VP Vista Class I
   Division:
   Principal Investment Plus Variable
     Annuity                                       27,608         10,521               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    8,075              5               -               -

Asset Allocation Division:
   Premier Variable                                25,009         28,316          76,016          13,831
   The Principal Variable Annuity                 311,479        780,567         475,585         704,990
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                127,820         81,637         219,241         123,064
   Principal Investment Plus Variable
     Annuity                                       73,834          1,800               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   27,948          2,606               -               -

Balanced Division:
    Personal Variable                             113,041        805,381         315,711         649,413
    Premier Variable                              584,600      2,936,302       1,074,591       2,211,407
    The Principal Variable Annuity                308,236        956,929         591,873       1,127,292
    The Principal Variable Annuity With
     Purchase Payment Credit Rider                164,084         96,787         259,161         114,288

Bond Division:
   Personal Variable                               70,149        484,266         247,679         595,968
   Premier Variable                               805,392      2,707,154       1,176,207       1,587,557
   Principal Freedom Variable Annuity             330,448        205,777         479,733         172,706
   The Principal Variable Annuity               1,716,617      1,944,452       2,390,832       2,504,357
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                826,795        513,875       1,184,907         645,641
   Principal Investment Plus Variable
     Annuity                                    1,086,923         87,119               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  504,530         30,050               -               -




                                                               2005                           2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                        Purchased       Redeemed       Purchased        Redeemed
------------------------------------------------------------------------- ---------------------------------
------------------------------------------------------------------------- ---------------------------------
Capital Value Division:
   Bankers Flexible Annuity                             -         18,260               -          15,850

   Pension Builder Plus                             6,059         70,218             921         164,554
   Pension Builder Plus - Rollover IRA              1,203          9,977             213          10,706
   Personal Variable                               75,619        731,236         303,358         812,061
   Premier Variable                               695,815      3,461,397       1,134,437       1,790,038
   Principal Freedom Variable Annuity             229,404        144,972         299,544          63,711
   The Principal Variable Annuity                 491,072      1,308,505         700,237       1,309,568
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                141,435        128,558         250,207         109,346
   Principal Investment Plus Variable
     Annuity                                       85,022          1,209               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   32,906          1,478               -               -

Diversified International Division:
   Personal Variable                              126,349        720,719               -         311,006
   Premier Variable                               861,323      2,176,234         791,854       1,206,254
   Principal Freedom Variable Annuity             306,312        166,825       1,407,460       1,227,383
   The Principal Variable Annuity               1,355,902      1,527,468       1,837,351       1,354,894
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               543,778        330,883         900,680         243,135
   Principal Investment Plus Variable
      Annuity                                     195,587         11,156               -               -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  68,768          4,972               -               -

Dreyfus IP Founders Discovery Initial
   Shares Division:
   The Principal Variable Annuity                 351,335        143,259         600,847         120,260
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                183,487         65,615         299,565          46,439

Dreyfus IP Technology Service Class
   Division:
   Principal Investment Plus Variable
     Annuity                                       11,135          1,049               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    3,396              -               -               -
5. Changes in Units Outstanding (continued)

                                                               2005                            2004
                                           -------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Equity Growth Division:
   Premier Variable                                40,897        135,796           117,984        41,789
   The Principal Variable Annuity                 421,473      1,386,045           711,412     1,517,077
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                155,503        112,385           257,740       111,441
   Principal Investment Plus Variable
     Annuity                                       41,826          1,574                 -             -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   19,669          1,759                 -             -

Equity Income Division:
   Premier Variable                                20,287         23,560            80,399        16,345
   The Principal Variable Annuity                 895,163        596,865           985,184       473,368
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               441,810        185,311           451,206       152,003
   Principal Investment Plus Variable
      Annuity                                   2,150,107        195,697                 -             -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 977,858         70,111                 -             -

Equity Value Division:
   Principal Investment Plus Variable
     Annuity                                       92,205            119                 -             -
   Principal Investment Plus Variable
     Annuity with Purchase Rider                   46,570          5,429                 -             -

Fidelity VIP Equity - Income Service
      Class 2 Division:
   The Principal Variable Annuity                 854,692        448,302         1,617,997       362,830
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               427,935        186,446           880,794       162,533
   Principal Investment Plus Variable
      Annuity                                      96,818          2,495                 -             -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  57,001          1,349                 -             -





5. Changes in units Outstanding (continued)

                                                              2005                                2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Fidelity VIP Growth Service Class
    Division:
   The Principal Variable Annuity                 376,691        967,849          628,967        860,011
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               115,127        112,377          287,586        139,574

Fidelity VIP Growth Service Class 2
   Division:
   Principal Investment Plus Variable
     Annuity                                       59,039            530                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   57,368          1,051                -              -

Fidelity VIP Overseas Service Class 2
   Division:
   Principal Investment Plus Variable
     Annuity                                      641,857         60,859                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  323,473         22,845                -              -

Fidelity VIP II Contrafund Service Class
    Division:
   The Principal Variable Annuity               1,703,115      1,086,838        1,550,389        852,523
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               428,550        232,052          511,946        133,461

Fidelity VIP II Contrafund Service Class
    2 Division:
   Principal Investment Plus Variable
      Annuity                                     440,469         13,893                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 112,985         11,791                -              -

Fidelity VIP III Mid Cap Service Class 2
    Division:
   Principal Investment Plus Variable
      Annuity                                      36,744            831                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  35,863            571                -              -

5. Changes in Units Outstanding (continued)

                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Goldman Sachs CORE Small Cap Equity Fund
   Service Class I Division:
   Principal Investment Plus Variable
     Annuity                                       63,166             90                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   32,490          1,071                -              -

Goldman Sachs Mid Cap Value Fund Service
   Class I Division:
   Principal Investment Plus Variable
     Annuity                                      165,089          2,858                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   92,978          1,945                -              -

Government & High Quality Bond Division:
   Pension Builder Plus                               304         21,855              435         24,455
   Pension Builder Plus - Rollover IRA                  -            848                -            155
   Personal Variable                               56,258        578,611          198,988        833,126
   Premier Variable                               569,148      2,818,166        1,236,076      2,011,872
   Principal Freedom Variable Annuity             280,194        116,851          420,380         72,342
   The Principal Variable Annuity               1,622,431      2,939,390        2,403,158      4,496,422
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               834,862      1,014,630        1,060,405      1,412,109
   Principal Investment Plus Variable
      Annuity                                     400,753         19,230                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 140,788          7,615                -              -







5. Changes in Units Outstanding (continued)

                                                              2005                               2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased       Redeemed        Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Growth Division:
   Personal Variable                              194,981      1,279,611          531,550        927,206
   Premier Variable                             1,102,032      5,423,394        1,701,409      3,215,010
   The Principal Variable Annuity                 282,634      1,294,541          326,824      1,348,808
   The Principal Variable Annuity With
      Purchase Payment Credit Rider                52,287         51,551           95,774         69,931
   Principal Investment Plus Variable
      Annuity                                      23,468            573                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  11,366             65                -              -

International Emerging Markets Division:
   Premier Variable                               159,195        168,123          120,080         30,078
   The Principal Variable Annuity                 961,914        418,371          803,085        338,990
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               332,500        140,399          394,518        126,047
   Principal Investment Plus Variable
      Annuity                                     133,420          2,735                -              -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                  68,081          3,591                -              -

International SmallCap Division:
   Premier Variable                               125,149         89,670          143,634         28,471
   The Principal Variable Annuity                 807,865        802,049          900,715        697,045
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                236,474        146,635          345,076        111,332
   Principal Investment Plus Variable
     Annuity                                      169,187         23,137                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   73,645          6,049                -              -

Janus Aspen Mid Cap Growth Service Shares
   Division:
   The Principal Variable Annuity                 184,396        295,219          357,183        374,826
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                         99,327        157,240          147,186        135,670
5. Changes in Units Outstanding (continued)

                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased    Redeemed           Purchased    Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

LargeCap Blend Division:
   The Principal Variable Annuity               1,665,882         788,653       2,540,389         652,488
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                        747,005         282,375       1,353,000         339,607
   Principal Investment Plus Variable
     Annuity                                    1,595,224         147,625               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  702,911          38,930               -               -

LargeCap Growth Equity Division:
   Premier Variable                                55,702          23,063          71,447          20,509
   Principal Freedom Variable Annuity              68,176          33,441          95,597          28,077
   The Principal Variable Annuity                 259,692         307,444         552,671         319,499
   The Principal Variable Annuity
     With Purchase Payment Credit
     Rider                                        161,977         163,498         255,786         179,128

LargeCap Stock Index Division:
   Premier Variable                               335,254         324,881         629,983         277,433
   Principal Freedom Variable Annuity             530,429         448,641       1,029,219         322,972
   The Principal Variable Annuity               2,809,794       3,061,779       3,245,275       1,947,589
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                830,251         788,447       1,374,624         650,211
   Principal Investment Plus Variable
     Annuity                                      446,472          96,111               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  183,143          17,004               -               -

LargeCap Value Division:
   The Principal Variable Annuity               1,485,373         825,237       2,186,038         573,923
   The Principal Variable Annuity With
      Purchase Payment Credit Rider               514,417         214,074         989,990         221,773
   Principal Investment Plus Variable
      Annuity                                   1,217,470          85,956               -               -
   Principal Investment Plus Variable
      Annuity With Purchase Rider                 571,563          31,834               -               -







5. Changes in Units Outstanding (continued)

                                                               2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

MidCap Division:
   Personal Variable                               85,399         655,393         286,050        624,615
   Premier Variable                               596,852       2,769,980       1,044,737      1,660,767
   Principal Freedom Variable Annuity             142,979          86,085         193,065         51,424
   The Principal Variable Annuity                 896,681       1,443,913       1,200,718      1,473,290
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                321,974         222,156         474,590        161,083
   Principal Investment Plus Variable
     Annuity                                      350,636          31,618               -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  156,911           9,761               -              -

MidCap Growth Division:
   Premier Variable                               104,943         91,265           43,341         63,935
   Principal Freedom Variable Annuity              36,431         23,914           65,334         18,353
   The Principal Variable Annuity                 434,182        593,647          814,056        758,135
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                168,023        166,202          402,704        209,230
   Principal Investment Plus Variable
     Annuity                                       68,890          2,052                -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   20,345          2,289                -              -

MidCap Value Division:
   Premier Variable                               207,570         188,247         173,675         42,475
   Principal Freedom Variable Annuity             158,020          76,248         189,622         39,809
   The Principal Variable Annuity               1,164,219         766,731       1,401,263        547,529
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                418,594         186,157         615,947        162,317
   Principal Investment Plus Variable
     Annuity                                      559,975          62,027               -              -
   Principal Investment Plus Variable
     Annuity with Purchase Rider                  241,962          13,030               -              -



                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Money Market Division:

   Pension Builder Plus                               384           4,082           3,631         231,297
   Pension Builder Plus - Rollover IRA                  -              19               -              19
   Personal Variable                              718,770       1,356,563       1,864,604       2,489,546
   Premier Variable                             4,073,127       5,471,646       4,837,037       5,631,944
   Principal Freedom Variable Annuity           1,437,054       1,473,792       1,824,499       1,781,993
   The Principal Variable Annuity               6,730,051       7,295,228       9,233,924      10,219,816
   The Principal Variable Annuity With
     Purchase Payment Credit Rider              2,808,233       2,981,840       5,007,682       5,159,069
   Principal Investment Plus Variable
     Annuity                                      480,620         314,384               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  583,556         394,570               -               -

Neuberger Berman AMT Fasciano S Class
   Division:
   Principal Investment Plus Variable
     Annuity                                       35,579             231               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   22,510             182               -               -

Neuberger Berman AMT High Income Bond S
   Class Division:
   Principal Investment Plus Variable
     Annuity                                       46,152           7,273               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   59,567           9,914               -               -

Neuberger Berman AMT Partners Division:
   Principal Investment Plus Variable
     Annuity                                       40,729             749               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   25,255             317               -               -







5. Changes in Units Outstanding (continued)


                                                              2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                      Purchased       Redeemed         Purchased       Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------

Neuberger Berman AMT Socially Responsive I
   Class Division:
   Principal Investment Plus Variable
     Annuity                                     55,633          1,249                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 10,187            732                 -              -

Principal LifeTime Strategic Income
   Division:
   Principal Investment Plus Variable
     Annuity                                    454,594          8,701                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 44,924            409                 -              -

Principal LifeTime 2010 Division:
   Principal Investment Plus Variable
     Annuity                                    914,472         10,236                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                225,132          2,894                 -              -

Principal LifeTime 2020 Division:
   Principal Investment Plus Variable
     Annuity                                  1,715,786         58,337                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                607,160          5,262                 -              -

Principal LifeTime 2030 Division:
   Principal Investment Plus Variable
     Annuity                                    196,380          6,783                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 90,209              2                 -              -

Principal LifeTime 2040 Division:
   Principal Investment Plus Variable
     Annuity                                     93,214              -                 -              -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                 34,291          4,372                 -              -



                                                               2005                            2004
                                           ------------------------------- --------------------------------
                                           ------------------------------- --------------------------------
Division                                        Purchased        Redeemed       Purchased        Redeemed
-------------------------------------------------------------------------- --------------------------------
-------------------------------------------------------------------------- --------------------------------
Principal LifeTime 2050 Division:
   Principal Investment Plus Variable
     Annuity                                       27,009               -               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   38,750               -               -               -

Real Estate Securities Division:
   Premier Variable                               186,305         226,555         213,975          89,552
   The Principal Variable Annuity                 927,650       1,094,905       1,501,656         989,852
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                421,996         327,487         674,574         281,393
   Principal Investment Plus Variable
     Annuity                                       97,233          16,215               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   58,730           3,587               -               -

Short-Term Bond Division:
   Principal Freedom Variable Annuity             190,054         105,730         338,720          52,527
   The Principal Variable Annuity               1,366,139       1,238,003       3,087,223         999,261
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                652,853         654,555       1,729,475         673,788
   Principal Investment Plus Variable
     Annuity                                    1,825,846         154,830               -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  922,574         117,412               -               -

SmallCap Division:
   Premier Variable                               133,080          88,492          76,879          20,923
   Principal Freedom Variable Annuity             159,787          71,808         218,640          61,416
   The Principal Variable Annuity                 588,849         790,056         935,099         783,864
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                318,081         205,747         455,262         153,207


                                                       2005                             2004
                                           ------------------------------ ---------------------------------
                                           ------------------------------ ---------------------------------
Division                                      Purchased      Redeemed        Purchased       Redeemed
------------------------------------------------------------------------- ---------------------------------

SmallCap Growth Division:
   Premier Variable                                81,215          53,534        106,213         102,231
   Principal Freedom Variable Annuity              23,002          34,958         85,431          28,490
   The Principal Variable Annuity                 549,852         868,199      1,038,988       1,098,851
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                127,292         125,921        265,851         157,625
   Principal Investment Plus Variable
     Annuity                                       66,134           1,506              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   38,073           5,669              -               -

SmallCap Value Division:
   Premier Variable                                90,199         111,651        176,594          32,043
   The Principal Variable Annuity                 677,136         662,733        860,466         634,445
   The Principal Variable Annuity With
     Purchase Payment Credit Rider                236,261         153,960        369,294         141,796
   Principal Investment Plus Variable
     Annuity                                      388,912          26,597              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                  162,198           9,710              -               -

T. Rowe Price Blue Chip Growth II Division: Principal Investment Plus Variable
     Annuity                                       37,322           3,390              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                   24,161           2,272              -               -

T. Rowe Price Health Science Division: Principal Investment Plus Variable
     Annuity                                       36,469           1,976              -               -
   Principal Investment Plus Variable
     Annuity With Purchase Rider                    9,438             573              -               -

Templeton Growth Securities Class 2
   Division:
   Principal Freedom Variable Annuity              41,729          23,338         52,365          19,463







6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2005, 2004, 2003, 2002, and 2001 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2001 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
--------------------------------                              -------------------------------------------------------

AIM V.I. Basic Value
   Series I Division:
                                 $11.73 to $11.64    $
     2005 (17)              13                            154      0.19%    1.25% to 1.85%       4.36% to 3.84%

AIM V.I. Core Equity
   Series I Division:
     2005                3,755     8.92 to 8.65        33,287      1.45      1.25 to 1.85         3.96 to 3.35
     2004                4,303     8.58 to 8.37        36,736      0.95      1.25 to 1.85         7.65 to 7.03
     2003                4,760     7.97 to 7.82        37,821      1.03      1.25 to 1.85        22.88 to 22.14
     2002                5,123     6.49 to 6.41        33,171      0.31      1.25 to 1.85      (16.63) to (17.13)
     2001                5,730     7.78 to 7.73        44,553      0.05      1.25 to 1.85      (23.79) to (24.29)

AIM V.I. Dynamics
   Series I Division:
     2005                  289     8.95 to 8.70         2,558        -       1.25 to 1.85         9.41 to 8.61
     2004                  313     8.18 to 8.01         2,536        -       1.25 to 1.85        11.90 to 11.25
     2003                  281     7.31 to 7.20         2,039        -       1.25 to 1.85        36.11 to 35.30
     2002                   67     5.37 to 5.32           357        -       1.25 to 1.85      (32.75) to (33.15)
     2001 (4)               36     7.99 to 7.96           287        -       1.25 to 1.85      (40.42) to (40.85)




                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

AIM V.I. Global
   Health Care
   Division:
     2005                1,366   $10.56 to $10.27     $14,276         -%    1.25% to 1.85%       6.77% to 6.20%
     2004                1,474     9.89 to 9.67        14,456        -       1.25 to 1.85         6.23 to 5.57
     2003                1,324     9.31 to 9.16        12,246        -       1.25 to 1.85        26.20 to 25.44
     2002                  867     7.38 to 7.30         6,374      0.21      1.25 to 1.85      (25.14) to (25.59)
     2001 (4)              373     9.85 to 9.82         3,670        -       1.25 to 1.85       (6.01) to (6.55)

AIM V.I. Growth
   Series I Division:
     2005                2,772     6.30 to 6.11        17,387        -       1.25 to 1.85         6.24 to 5.53
     2004                3,315     5.93 to 5.79        19,607        -       1.25 to 1.85         6.85 to 6.24
     2003                3,681     5.55 to 5.45        20,390        -       1.25 to 1.85        29.61 to 28.84
     2002                3,963     4.28 to 4.23        16,956        -       1.25 to 1.85      (31.83) to (32.24)
     2001                4,751     6.28 to 6.24        29,724      0.22      1.25 to 1.85      (34.68) to (35.14)

AIM V.I. Premier
   Equity Series I
   Division:
     2005                3,938     7.80 to 7.56        30,497      0.82      1.25 to 1.85         4.42 to 3.70
     2004                4,505     7.47 to 7.29        33,493      0.46      1.25 to 1.85         4.48 to 3.85
     2003                4,836     7.15 to 7.02        34,479      0.31      1.25 to 1.85        23.53 to 22.79
     2002                4,724     5.79 to 5.72        27,310      0.34      1.25 to 1.85      (31.13) to (31.54)
     2001                4,451     8.41 to 8.35        38,150      0.14      1.25 to 1.85      (13.67) to (14.18)

AIM V.I. Small Cap
   Equity Series I
   Division:
     2005 (13)              13    12.25 to 12.15          160        -       1.25 to 1.85         6.71 to 6.11

AIM V.I. Small
   Company Growth
   Series I Division:
     2005                  450     8.84 to 8.60         3,943        -       1.25 to 1.85         3.88 to 3.24
     2004                  461     8.51 to 8.33         3,903        -       1.25 to 1.85        12.42 to 11.81
     2003                  331     7.57 to 7.45         2,497        -       1.25 to 1.85        31.78 to 30.99
     2002                  214     5.74 to 5.69         1,224        -       1.25 to 1.85      (31.97) to (32.38)
     2001 (4)               65     8.44 to 8.41           547        -       1.25 to 1.85      (31.05) to (31.46)






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology
   Series I Division:
     2005                1,137    $5.55 to $5.40    $   6,245         -%    1.25% to 1.85%       0.91% to 0.37%
     2004                1,233     5.50 to 5.38         6,738        -       1.25 to 1.85         3.19 to 2.67
     2003                1,053     5.33 to 5.24         5,578        -       1.25 to 1.85        43.49 to 42.63
     2002                  367     3.71 to 3.68         1,357        -       1.25 to 1.85      (47.51) to (47.82)
     2001 (4)              145     7.07 to 7.04         1,022        -       1.25 to 1.85      (58.05) to (55.94)

Alliance Bernstein
   Small Cap Growth
   Division:
     2005 (18)              22    12.61 to 12.50          271        -       1.25 to 1.85         3.96 to 3.31

American Century VP
   Income & Growth
   Class I Division:
     2005                3,373    10.66 to 10.23       35,269      1.94      0.85 to 1.85         3.70 to 2.71
     2004                3,343    10.28 to 9.96        33,859      1.29      0.85 to 1.85        12.10 to 10.91
     2003                2,731     8.98 to 9.12        24,814      1.11      0.85 to 1.85        26.98 to 27.75
     2002                1,905     7.15 to 7.07        13,565      0.72      0.85 to 1.85      (20.05) to (20.85)
     2001                  720     8.95 to 8.93         6,448      0.29      0.85 to 1.85       (9.17) to (20.46)

American Century VP
   Inflation
   Protection Class
   II Division:
     2005 (10)           1,787    10.22 to 10.13       18,214      4.75      1.25 to 1.85        0.29 to (0.39)

American Century VP
   Ultra Class I
   Division:
     2005                1,132     9.47 to 9.21        10,612        -       1.25 to 1.85         0.96 to 0.33
     2004                1,148     9.38 to 9.18        10,692        -       1.25 to 1.85         9.20 to 8.64
     2003                  931     8.59 to 8.45         7,952        -       1.25 to 1.85        23.35 to 22.61
     2002                  698     6.96 to 6.89         4,849      0.24      1.25 to 1.85      (23.67) to (24.13)
     2001 (4)              227     9.12 to 9.08         2,068        -       1.25 to 1.85      (17.57) to (18.22)

American Century VP
   Ultra Class II
   Division:
     2005 (7)            1,379    11.30 to 11.20       15,536        -       1.25 to 1.85         0.71 to 0.09




                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

American Century VP
   Value Class II
   Division:
     2005                3,366   $12.49 to $12.22   $  41,722      0.65%    1.25% to 1.85%       3.57% to 2.95%
     2004                2,631    12.06 to 11.87       31,569      0.60      1.25 to 1.85        12.71 to 12.09
     2003                1,123    10.70 to 10.59       11,981      0.47      1.25 to 1.85        27.21 to 26.45
     2002 (5)              282     8.41 to 8.38         2,364        -       1.25 to 1.85      (14.96) to (15.28)

American Century VP
   Vista Class I
   Division:
     2005 (7)               25    12.48 to 12.38          313        -       1.25 to 1.85         6.76 to 6.08

Asset Allocation
   Division:
     2005                4,008    1.19 to 21.02        84,245      1.65      0.42 to 1.85         5.31 to 3.85
     2004                4,337    1.13 to 20.24        87,504      3.26      0.42 to 1.85         7.62 to 6.47
     2003                4,408    1.05 to 19.01        84,285      1.93      0.42 to 1.85        21.08 to 19.38
     2002                4,620    0.86 to 15.92        74,399        -       0.42 to 1.85      (12.78) to (14.54)
     2001                4,923    0.99 to 18.63        92,273      2.18      0.42 to 1.85       (2.40) to (5.67)

Balanced Division:
     2005                7,824    2.01 to 18.13        98,501      2.59      0.42 to 1.85         6.35 to 4.80
     2004               11,449    1.84 to 17.30       109,503      2.12      0.42 to 1.85         8.88 to 8.06
     2003               13,310    1.72 to 16.01       109,671      2.96      0.42 to 1.85        18.33 to 16.65
     2002               14,617    1.46 to 13.73        98,582      3.17      0.42 to 1.85      (13.55) to (14.78)
     2001               16,832    1.68 to 16.11       131,087      3.40      0.42 to 1.85       (7.69) to (8.67)

Bond Division:
     2005               17,587    2.02 to 17.75       280,484      4.32      0.42 to 1.85         2.02 to 0.62
     2004               18,219    1.92 to 17.64       252,489      4.56      0.42 to 1.85         1.59 to 3.04
     2003               18,246    1.89 to 17.12       234,069      4.19      0.42 to 1.85         4.15 to 2.67
     2002               17,899    1.82 to 16.67       210,777      4.09      0.42 to 1.85         8.80 to 7.26
     2001               14,998    1.67 to 15.55       151,716      6.02      0.42 to 1.85         7.74 to 6.14

Capital Value
   Division:
     2005               13,018    3.05 to 24.06       198,490      0.01      0.42 to 1.85         6.27 to 4.88
     2004               17,135    2.87 to 22.94       214,377      1.43      0.42 to 1.85        11.67 to 10.29
     2003               18,722    2.57 to 20.80       205,389      1.44      0.42 to 1.85        24.97 to 23.20
     2002               21,252    2.05 to 16.88       175,700      0.78      0.42 to 1.85      (14.02) to (15.25)
     2001               24,351    2.39 to 19.92       224,263      1.21      0.42 to 1.85       (8.43) to (9.74)






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Diversified
   International
   Division:
     2005               13,536   $2.35 to $20.77     $228,177      1.03%    0.42% to 1.85%      23.04% to 21.53%
     2004               15,016    1.91 to 17.09       184,002      0.94      0.42 to 1.85        20.89 to 18.76
     2003               14,422    1.47 to 14.39       137,068      1.04      0.42 to 1.85        31.78 to 29.91
     2002               14,934    1.20 to 11.07       100,045      0.49      0.42 to 1.85      (16.42) to (17.61)
     2001               16,955    1.44 to 13.44       128,099      0.15      0.42 to 1.85      (24.21) to (25.66)

Dreyfus IP Founders
   Discovery Initial
   Shares Division:
     2005                1,907     8.38 to 8.15        15,815        -       1.25 to 1.85       (1.30) to (1.93)
     2004                1,581     8.49 to 8.31        13,319        -       1.25 to 1.85         8.43 to 7.92
     2003                  848     7.83 to 7.70         6,592        -       1.25 to 1.85        34.49 to 33.69
     2002                  235     5.82 to 5.76         1,361        -       1.25 to 1.85      (34.06) to (34.46)
     2001 (4)               34     8.82 to 0.79           297        -       1.25 to 1.85      (23.55) to (24.13)

Dreyfus IP Technology
   Service Class
   Division:
     2005 (20)              13    11.85 to 11.75          159        -       1.25 to 1.85         2.16 to 1.56

Equity Growth
   Division:
     2005                6,904    1.00 to 27.78       195,218        -       0.42 to 1.85         7.53 to 5.59
     2004                7,862    0.93 to 26.31       207,318      0.53      0.42 to 1.85         8.14 to 7.34
     2003                8,445    0.86 to 24.51       208,587      0.41      0.42 to 1.85        25.42 to 23.64
     2002                8,938    0.68 to 19.82       178,521      0.27      0.42 to 1.85      (28.02) to (29.04)
     2001               10,091    0.95 to 27.94       283,731      0.11      0.42 to 1.85      (12.00) to (16.42)

Equity Income
   Division:
     2005                7,195    1.00 to 11.41        83,133      0.08      0.42 to 1.85         7.53 to 6.64
     2004                3,782    0.93 to 10.70        40,432      4.10      1.25 to 1.85        17.72 to 15.44
     2003                2,907     0.79 to 9.27        27,203      4.44      0.42 to 1.85        13.36 to 11.74
     2002                2,743     0.70 to 8.29        22,961      4.42      0.42 to 1.85       (3.82) to (14.21)
     2001                3,040     9.73 to 9.67        29,567      2.52      1.25 to 1.85      (28.60) to (29.00)

Equity Value Division:
     2005 (15)             133    11.37 to 11.28        1,511      2.48      1.25 to 1.85         2.52 to 1.90






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Fidelity VIP
   Equity-Income
   Service Class 2
   Division:
     2005                5,125   $11.78 to $11.53    $ 59,908      1.31%    1.25% to 1.85%       4.25% to 3.69%
     2004                4,327    11.30 to 11.12       48,616      1.05      1.25 to 1.85         9.92 to 9.23
     2003                2,353    10.28 to 10.18       24,125      0.70      1.25 to 1.85        28.41 to 27.65
     2002 (5)              517     8.01 to 7.98         4,138        -       1.25 to 1.85      (19.14) to (19.44)

Fidelity VIP Growth
   Service Class
   Division:
     2005                4,630     8.31 to 8.06        38,238      0.40      1.25 to 1.85         4.40 to 3.73
     2004                5,219     7.96 to 7.77        41,373      0.16      1.25 to 1.85         1.92 to 1.30
     2003                5,302     7.81 to 7.67        41,286      0.19      1.25 to 1.85        31.13 to 30.35
     2002                5,325     5.96 to 5.88        31,670      0.15      1.25 to 1.85      (31.07) to (31.48)
     2001                5,739     8.64 to 8.58        49,561        -       1.25 to 1.85      (18.72) to (19.29)

Fidelity VIP Growth
   Service Class 2
   Division:
     2005 (12)             115    11.45 to 11.35        1,309        -       1.25 to 1.85         4.19 to 3.56

Fidelity VIP Overseas
   Service Class 2
   Division:
     2005 (9)              882    13.76 to 13.65       12,096        -       1.25 to 1.85        17.31 to 16.67

Fidelity VIP II
   Contrafund Service
   Class Division:
     2005                7,983    13.42 to 13.02      106,462      0.19      1.25 to 1.85        15.39 to 14.71
     2004                7,170    11.63 to 11.35       82,971      0.23      1.25 to 1.85        13.91 to 13.27
     2003                6,094    10.21 to 10.02       62,014      0.33      1.25 to l.85        26.76 to 26.00
     2002                5,347     8.05 to 7.95        42,986      0.68      1.25 to 1.85      (10.55) to (11.09)
     2001                4,691     9.01 to 8.95        42,213      0.67      1.25 to 1.85      (13.50) to (13.94)

Fidelity VIP II
   Contrafund Service
   Class 2 Division:
     2005 (7)              528    13.10 to 12.99        6,902        -       1.25 to 1.85        15.22 to 14.45







6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Fidelity VIP III Mid
   Cap Service Class
   2 Division:

     2005 (8)               71   $14.05 to $13.94  $      997         -%    1.25% to 1.85%      16.50% to 15.88%

Goldman Sachs CORE
   Small Cap Equity
   Fund Service Class
   I Division:
     2005 (15)              94    12.16 to 12.06        1,146      0.60      1.25 to 1.85         4.74 to 4.15

Goldman Sachs
   Mid Cap Value
   Fund Service
     Class I
   Division:
     2005 (8)              253    12.96 to 12.85        3,272      1.31      1.25 to 1.85        11.44 to 10.78

Government & High
   Quality Bond
   Division:
     2005               18,392    2.10 to 17.35       286,799      4.41      0.42 to 1.85         1.45 to 0.17
     2004               22,005    2.07 to 17.32       306,512      4.73      0.42 to 1.85         3.50 to 1.64
     2003               25,536    2.00 to 17.04       341,730      3.41      0.42 to 1.85        1.41 to (0.03)
     2002               26,265    1.97 to 17.05       318,208      3.45      0.42 to 1.85         8.34 to 6.80
     2001               18,304    1.82 to 15.96       182,868      4.93      0.42 to 1.85         7.06 to 5.63

Growth Division:
     2005               10,265    1.79 to 16.49       101,200      0.73      0.42 to 1.85        11.88 to 10.01
     2004               16,647    1.60 to 14.99       114,994      0.33      0.42 to 1.85         8.84 to 7.38
     2003               19,553    1.47 to 13.96       123,359      0.23      0.42 to 1.85        25.93 to 24.15
     2002               22,176    1.17 to 11.24       111,599      0.02      0.42 to 1.85      (29.37) to (30.37)
     2001               27,307    1.65 to 16.15       194,687        -       0.42 to 1.85      (26.01) to (26.89)

International
   Emerging Markets
   Division:
     2005                3,018    2.30 to 21.05        62,694      1.34      0.42 to 1.85        33.72 to 31.81
     2004                2,096    1.72 to 15.97        32,241      0.79      0.42 to 1.85        24.46 to 22.56
     2003                1,274    1.38 to 13.03        16,414      1.11      0.42 to 1.85        56.56 to 54.32
     2002                  768     8.55 to 8.44         6,532      0.14      0.42 to 1.85       (8.78) to (9.32)
     2001                  264     9.37 to 9.31         2,469      0.50      1.25 to 1.85       (5.44) to (5.96)



6. Financial Highlights (continued)

                                 Unit Fair Value                                Expenses        Total Return (3)
                                 Corresponding to               Investment     Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets     Income       Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)     Ratio (1)       Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

International
   SmallCap Division:
     2005                4,454   $1.91 to $23.22     $102,214       0.53%    0.42% to 1.85%     28.19% to 26.75%
     2004                4,109    1.49 to 18.32        74,478       0.76      0.42 to 1.85       29.57 to 27.84
     2003                3,557    1.15 to 14.33        51,540       1.36      0.42 to 1.85       53.55 to 51.33
     2002                3,225     0.88 to 9.47        30,873       0.27      0.42 to 1.85      (2.56) to (17.74)
     2001                3,113    11.59 to 11.52       36,066         -       1.25 to 1.85     (22.83) to (23.25)

Janus Aspen Mid Cap
   Growth Service
   Shares Division:
     2005                2,681     6.92 to 6.71        18,346         -       1.25 to 1.85       10.54 to 10.00
     2004                2,849     6.26 to 6.10        17,665         -       1.25 to 1.85       19.01 to 18.22
     2003                2,855     5.26 to 5.16        14,913         -       1.25 to 1.85       33.09 to 32.30
     2002                2,550     3.95 to 3.90        10,028         -       1.25 to 1.85     (29.01) to (29.44)
     2001                2,055     5.57 to 5.53        11,415         -       1.25 to 1.85     (40.35) to (40.67)

LargeCap Blend
   Division:
     2005               11,345    11.37 to 11.13      128,134       0.01      1.25 to 1.85        3.36 to 2.87
     2004                7,891    11.00 to 10.82       86,333       1.18      1.25 to 1.85        9.02 to 8.31
     2003                4,990    10.09 to 9.99        50,195       0.98      1.25 to 1.85       22.22 to 21.49
     2002 (5)            1,412     8.25 to 8.22        11,648       0.87      1.25 to 1.85     (16.46) to (16.76)

LargeCap Growth
   Equity Division:
     2005                3,271     0.76 to 5.44        18,820       0.15      0.42 to 1.85        2.70 to 1.87
     2004                3,253     0.74 to 5.34        18,253       0.28      0.42 to 1.85        2.78 to 1.14
     2003                2,824     0.72 to 5.28        15,478         -       0.42 to 1.85       22.63 to 20.89
     2002                  855     4.42 to 4.36         3,761         -       1.25 to 1.85     (34.10) to (34.50)
     2001                  367     6.71 to 6.66         2,452         -       1.25 to 1.85     (30.93) to (31.41)

LargeCap Stock Index
   Division:
     2005               15,133     1.06 to 8.98       134,689       0.03      0.42 to 1.85        3.92 to 2.51
     2004               14,735     1.02 to 8.76       127,190       1.60      0.42 to 1.85        9.68 to 8.42
     2003               11,654     0.93 to 8.08        93,977       1.41      0.42 to 1.85       27.78 to 25.97
     2002                8,549     0.73 to 6.42        55,031       1.21      0.42 to 1.85     (22.77) to (23.86)
     2001                6,721     0.94 to 8.43        56,637       1.06      0.42 to 1.85     (14.40) to (13.72)




6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

LargeCap Value
   Division:
     2005                9,023   $12.24 to $11.98    $109,779      0.01%    1.25% to 1.85%       4.08% to 3.45%
     2004                6,391    11.76 to 11.58       74,817      1.59      1.25 to 1.85        11.68 to 11.03
     2003                4,011    10.53 to 10.43       42,122      1.63      1.25 to 1.85        26.46 to 25.71
     2002 (5)            1,317     8.33 to 8.29        10,958      1.89      1.25 to 1.85      (15.99) to (16.30)

MidCap Division:
     2005               13,033    3.66 to 33.03       339,324      0.09      0.42 to 1.85         8.61 to 7.21
     2004               15,701    3.37 to 30.81       322,650      1.18      0.42 to 1.85        17.42 to 15.57
     2003               16,473    2.87 to 26.66       277,286      1.06      0.42 to 1.85        32.25 to 30.38
     2002               17,766    2.17 to 20.44       209,892      0.96      0.42 to 1.85       (9.13) to (10.42)
     2001               19,815    2.39 to 22.82       239,234      0.76      0.42 to 1.85       (4.02) to (5.51)

MidCap Growth
   Division:
     2005                4,764    1.20 to 11.21        53,923        -       0.42 to 1.85        13.21 to 11.65
     2004                4,811    1.06 to 10.04        48,681        -       0.42 to 1.85         11.58 to 9.73
     2003                4,535     0.95 to 9.15        41,402        -       0.42 to 1.85        39.99 to 38.00
     2002                2,226     0.68 to 6.63        14,937        -       0.42 to 1.85      (39.86) to (27.62)
     2001                2,126     9.96 to 9.16        19,630        -       0.85 to 1.85      (17.65) to (18.43)

MidCap Value
   Division:
     2005                6,389    1.62 to 14.76        94,905        -       0.42 to 1.85         10.20 to 8.53
     2004                4,931    1.47 to 13.60        66,587      0.10      0.42 to 1.85        22.50 to 20.35
     2003                3,343    1.20 to 11.30        37,406      0.08      0.42 to 1.85        35.92 to 33.99
     2002                1,878     0.89 to 8.43        16,144      0.73      0.42 to 1.85      (10.34) to (11.61)
     2001                  425     0.99 to 9.54         4,347      0.21      0.42 to 1.85       (2.40) to (10.14)

Money Market Division:
     2005                9,888    1.54 to 12.93        82,162      2.64      0.42 to 1.85         2.67 to 0.70
     2004               12,349     1.50 to 2.13        89,606      0.88      0.42 to 2.16          - to (0.93)
     2003               15,091    1.50 to 12.96       107,056      0.78      0.42 to 1.85        0.31 to (1.11)
     2002               20,955    1.49 to 13.11       157,262      1.40      0.42 to 1.85        0.99 to (0.45)
     2001               21,440    1.48 to 13.16       150,639      3.67      0.42 to 1.85         3.50 to 2.02







6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT
   Fasciano S Class
   Division:
     2005 (12)              58   $11.14 to $11.05   $     640         -%    1.25% to 1.85%       1.64% to 1.01%

Neuberger Berman AMT
   High Income Bond
   S Class Division:
     2005 (19)              89    10.05 to 9.97           886     10.56      1.25 to 1.85             - to (0.70)

Neuberger Berman AMT
   Partners Division:
     2005 (18)              65    13.67 to 13.55          884      1.51      1.25 to 1.85        16.64 to 15.81

Neuberger Berman AMT
   Socially
   Responsive I
   Class Division:
     2005 (7)               64    12.13 to 12.03          773        -       1.25 to 1.85         5.57 to 4.88

Principal LifeTime
   Strategic Income
   Division:
     2005 (14)        490         11.11 to 11.02   5,446      -              1.25 to 1.85         3.64 to 2.99

Principal LifeTime
   2010 Division:
     2005 (8)         1,126       11.36 to 11.27       12,780 -              1.25 to 1.85         4.32 to 3.78

Principal LifeTime
   2020 Division:
     2005 (7)         2,259       11.62 to 11.52   26,189            -       1.25 to 1.85         5.44 to 4.82

Principal LifeTime
   2030 Division:
     2005 (11)             280    11.61 to 11.52        3,241        -       1.25 to 1.85         5.45 to 4.82






6. Financial Highlights (continued)

                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

Principal LifeTime
   2040 Division:
     2005 (16)             123   $11.79 to $11.70  $    1,449         -%    1.25% to 1.85%       5.93% to 5.31%

Principal LifeTime
   2050 Division:
     2005 (19)              66    11.82 to 11.73          774        -       1.25 to 1.85         6.20 to 5.68

Real Estate
   Securities
   Division:
     2005                5,253    2.34 to 26.15       133,793      0.02      0.42 to 1.85        15.27 to 13.75
     2004                5,230    2.03 to 22.99       115,811      2.28      0.42 to 1.85        34.44 to 32.05
     2003                4,200    1.51 to 17.41        71,203      3.69      0.42 to 1.85        38.33 to 36.37
     2002                2,762    1.09 to 12.77        34,861      4.15      0.42 to 1.85         7.27 to 5.75
     2001                1,056    1.02 to 12.07        12,775      4.80      0.42 to 1.85         4.80 to 6.72

Short-Term Bond
   Division:
     2005                8,171    10.12 to 9.86        81,529      1.51      0.85 to 1.85        0.90 to (0.10)
     2004                5,485    10.03 to 9.87        54,515        -       0.85 to 1.85        0.50 to (0.50)
     2003 (6)            2,055     9.98 to 9.92        20,446      2.63      0.85 to 1.85       (0.25) to (0.86)

SmallCap Division:
     2005                5,934    1.17 to 11.68        70,854      0.02      0.42 to 1.85         6.36 to 5.13
     2004                5,891    1.10 to 11.11        66,830        -       0.42 to 1.85        19.57 to 17.57
     2003                5,224     0.92 to 9.45        50,283      0.10      0.42 to 1.85        36.29 to 34.32
     2002                3,608     0.68 to 7.03        25,858      0.09      0.42 to 1.85      (27.63) to (28.66)
     2001                2,990     0.93 to 9.86        29,827        -       0.42 to 1.85        (16.80) to 0.61

SmallCap Growth
   Division:
     2005                4,861     0.73 to 9.69        46,695        -       0.42 to 1.85         5.80 to 4.64
     2004                5,065     0.69 to 9.26        46,544        -       0.42 to 1.85         11.29 to 9.20
     2003                4,956     0.62 to 8.48        41,566        -       0.42 to 1.85        45.04 to 42.98
     2002                4,236     0.43 to 5.93        25,168        -       0.42 to 1.85      (44.13) to (46.85)
     2001                4,093    9.88 to 11.15        45,886        -       0.85 to 1.85      (32.57) to (33.27)



                                 Unit Fair Value                               Expenses         Total Return (3)
                                 Corresponding to              Investment      Ratio (2)        Corresponding to
                        Units   Lowest to Highest  Net Assets    Income        Lowest to        Lowest to Highest
       Division        (000's)    Expense Ratio      (000s)    Ratio (1)        Highest           Expense Ratio
---------------------------------------------------------------------------------------------------------------------

SmallCap Value
   Division:
     2005                4,563   $1.70 to $21.51      $95,378      0.04%    0.42% to 1.85%       5.59% to 4.27%
     2004                3,973    1.61 to 20.63        78,298      0.17      0.42 to 1.85        22.90 to 20.86
     2003                3,375    1.31 to 17.07        56,509      0.44      0.42 to 1.85        49.98 to 47.85
     2002                2,672    0.88 to 11.55        30,766      0.66      0.42 to 1.85       (9.25) to (10.54)
     2001                1,455    0.96 to 12.91        18,725      0.99      0.42 to 1.85        (9.60) to 4.28

T. Rowe Price Blue Chip Growth II Division:
     2005 (20)              56    11.57 to 11.48          644      0.28      1.25 to 1.85         4.33 to 3.70

T. Rowe Price Health Science Division:
     2005 (8)               43    12.72 to 12.62          551        -       1.25 to 1.85        11.78 to 11.09

Templeton Growth
   Securities Class 2
   Division:
     2005                  146        15.70             2,287     1.07            0.85                7.90
     2004                  127        14.55             1,852     1.11            0.85                15.11
     2003                   94        12.64             1,193     1.48            0.85                31.02
     2002                   85          9.65              824     2.44            0.85               (19.18)
     2001                   57        11.94               685     1.88            0.85               (1.31)



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)      Commencement of operations, May 19, 2001.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2001.
(5)      Commencement of operations, May 18, 2002.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.
(6)      Commencement of operations, May 17, 2003.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.
(7)      Commencement of operations, March 11, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(8)      Commencement of operations, March 14, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(9)      Commencement of operations, March 15, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(10)     Commencement of operations, March 21, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(11)     Commencement of operations, March 22, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(12)     Commencement of operations, March 23, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(13)     Commencement of operations, March 28, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(14)     Commencement of operations, March 31, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(15)     Commencement of operations, April 1, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(16)     Commencement of operations, April 8, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(17)     Commencement of operations, April 12, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(18)     Commencement of operations, April 15, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(19)     Commencement of operations, April 18, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.
(20)     Commencement of operations, April 20, 2005.  Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.






6. Financial Highlights (continued)

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division                                                                         2005 Total Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                    4.80% to 6.52%
Bond Division                                                                         0.62 to 2.60
Capital Value Division                                                                4.88 to 6.47
Diversified International Division                                                   21.53 to 23.12
Government & High Quality Bond Division                                               0.17 to 1.49
LargeCap Growth Equity Division                                                       1.87 to 2.74
MidCap Division                                                                       7.21 to 8.84

                                                                                       2004 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                    8.06% to 9.88%
Bond Division                                                                         1.59 to 7.03
Capital Value Division                                                               10.29 to 12.12
Money Market Division                                                                  (1.00) to -
Small Cap Division                                                                   17.57 to 39.04

                                                                                       2003 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Class I Division 26.98% to 28.26% Government
Securities Division (0.69) to 1.41 LargeCap Growth Equity Division 17.63 to
22.63



                                                                                       2002 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

LargeCap Growth Equity Division                                                   (31.57)% to (30.46)%
MidCap Growth Division                                                             (39.86) to (26.89)

                                                                                       2001 Total
Division                                                                              Return Range
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

Balanced Division                                                                  (8.67)% to (7.26)%
Growth Division                                                                    (26.89) to (25.91)
LargeCap Stock Index Division                                                      (14.40) to (12.85)
Real Estate Securities Division                                                       4.80 to 7.38
SmallCap Division                                                                    (16.80) to 1.67
SmallCap Value Division                                                              (9.60) to 4.95





             Report of Independent Registered Public Accounting Firm


The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2005 and 2004, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for variable interest entities effective July 1, 2003, certain fixed and variable contract features effective January 1, 2004, and certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005.

                                            /s/ Ernst & Young LLP

Des Moines, Iowa
February 16, 2006, except for Note 22, as to which the date is February 28, 2006.

                        Principal Life Insurance Company
                  Consolidated Statements of Financial Position


                                                                                                        December 31,
                                                                                                    2005            2004
                                                                                                       (in millions)
Assets
Fixed maturities, available-for-sale                                                                $39,949.0       $39,111.1
Fixed maturities, trading                                                                               105.0            93.0
Equity securities, available-for-sale                                                                   702.9           682.6
Equity securities, trading                                                                               60.1            41.2
Mortgage loans                                                                                       10,979.2        11,328.7
Real estate                                                                                             987.7           945.7
Policy loans                                                                                            827.7           814.5
Other investments                                                                                       716.5         1,292.2
  Total investments                                                                                  54,328.1        54,309.0
Cash and cash equivalents                                                                             1,717.1           383.4
Accrued investment income                                                                               669.1           669.6
Premiums due and other receivables                                                                      564.4           605.1
Deferred policy acquisition costs                                                                     2,069.9         1,770.9
Property and equipment                                                                                  406.7           418.4
Goodwill                                                                                                207.8           161.3
Other intangibles                                                                                        94.8            80.4
Separate account assets                                                                              58,670.8        50,722.4
Assets of discontinued operations                                                                         --              78.3
Other assets                                                                                          1,270.2           680.4
  Total assets                                                                                     $119,998.9      $109,879.2
Liabilities
Contractholder funds                                                                                $33,598.6       $32,174.8
Future policy benefits and claims                                                                    14,650.3        14,284.8
Other policyholder funds                                                                                654.1           731.1
Short-term debt                                                                                         719.1           697.6
Long-term debt                                                                                          313.5           347.8
Income taxes currently payable                                                                            --             284.8
Deferred income taxes                                                                                   875.5         1,040.8
Separate account liabilities                                                                         58,670.8        50,722.4
Liabilities of discontinued operations                                                                    --               2.1
Other liabilities                                                                                     3,434.4         2,936.7
  Total liabilities                                                                                 112,916.3       103,222.9
Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares authorized, 2.5 million shares
  issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)                     2.5             2.5
Additional paid-in capital                                                                            5,354.8         5,112.7
Retained earnings                                                                                       870.4           238.3
Accumulated other comprehensive income                                                                  854.9         1,302.8
                                                                                               -------------------------------
                                                                                               -------------------------------
  Total stockholder's equity                                                                          7,082.6         6,656.3
  Total liabilities and stockholder's equity                                                       $119,998.9      $109,879.2

=================================================================
   See accompanying notes.


                        Principal Life Insurance Company
                      Consolidated Statements of Operations

                                                                                      For the year ended December 31,
                                                                                     2005             2004           2003
                                                                                               (in millions)
Revenues
Premiums and other considerations                                                  $3,727.4         $3,468.9         $3,439.0
Fees and other revenues                                                             1,452.0          1,260.0          1,031.9
Net investment income                                                               3,133.7          3,027.5          3,067.2
Net realized/unrealized capital losses                                                (17.5)          (109.7)           (90.4)
  Total revenues                                                                    8,295.6          7,646.7          7,447.7
Expenses
Benefits, claims, and settlement expenses                                           4,873.6          4,602.2          4,592.2
Dividends to policyholders                                                            293.0            296.7            307.9
Operating expenses                                                                  2,028.4          1,856.8          1,730.5
  Total expenses                                                                    7,195.0          6,755.7          6,630.6
Income from continuing operations before income taxes                               1,100.6            891.0            817.1
Income taxes                                                                          287.0            225.4            180.5
Income from continuing operations, net of related income taxes                        813.6            665.6            636.6
Income from discontinued operations, net of related income taxes                       18.5            104.6             26.1
Income before cumulative effect of accounting changes                                 832.1            770.2            662.7
Cumulative effect of accounting changes, net of related income taxes                    --               (2.4)            (3.4)
Net income                                                                           $832.1           $767.8           $659.3
                                                                             ===================================================
-----------
  See accompanying notes.






                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                               Common       Additional      Retained      Accumulated         Total
                                                                                             other
                                                             paid-in        earnings     comprehensive    stockholder's
                                               stock         capital       (deficit)        income           equity
                                                                           (in millions)
Balances at January 1, 2003                        $2.5       $5,015.0         $(64.7)        $785.1        $5,737.9
Capital contribution                                --             15.0            --              --              15.0
Stock-based compensation                            --             22.1            --              --              22.1
Comprehensive income:
  Net income                                        --              --            659.3            --             659.3
  Net unrealized gains                              --              --              --            646.6           646.6
  Provision for deferred income taxes               --              --              --           (221.4)         (221.4)
  Foreign currency translation adjustment           --              --              --             (0.1)           (0.1)
  Minimum pension liability, net of
    related income taxes                            --              --              --             (2.5)           (2.5)
  Cumulative effect of accounting change,
    net of related income taxes                     --              --              --              9.1             9.1
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                         1,091.0
Balances at December 31, 2003                       2.5        5,052.1          594.6        1,216.8         6,866.0

Capital transactions of equity method                                                                   -----------------
  investee, net of related income taxes             --             20.4            --              --              20.4
Stock-based compensation, and additional
  related tax benefits                              --             40.8            --              --              40.8
Dividends to parent                                 --             (0.6)      (1,124.1)           --          (1,124.7)
Comprehensive income:
  Net income                                        --              --            767.8            --             767.8
  Net unrealized gains                              --              --              --            137.2           137.2
  Provision for deferred income taxes               --              --              --            (47.8)          (47.8)
  Foreign currency translation adjustment           --              --              --             (0.6)           (0.6)
   Minimum pension liability, net of
    related income taxes                            --              --              --             (2.8)           (2.8)
                                                                                                        ------------------
                                                                                                        ------------------
Comprehensive income                                                                                           853.8
Balances at December 31, 2004                      $2.5       $5,112.7         $238.3       $1,302.8        $6,656.3

======================================================





                        Principal Life Insurance Company
           Consolidated Statements of Stockholder's Equity (continued)

                                                                                            Accumulated
                                                           Additional                          other              Total
                                              Common         paid-in        Retained       comprehensive      stockholder's
                                              stock          capital        earnings           income            equity
                                                                             (in millions)
Balances at January 1, 2005                     $2.5       $5,112.7           $238.3        $1,302.8           $6,656.3
Capital contributions                            --             34.0              --               --                 34.0
Capital transactions of equity method
  investee, net of related income taxes          --             (0.1)             --               --                 (0.1)
Stock-based compensation, and additional
  related tax benefits                           --             44.4              --               --                 44.4
Tax benefits related to demutualization          --            163.8              --               --                163.8
Dividends to parent                              --              --             (200.0)            --               (200.0)
Comprehensive income:
  Net income                                     --              --              832.1             --                832.1
  Net unrealized losses                          --              --                --            (670.1)            (670.1)
  Provision for deferred income tax
    benefits                                     --              --                --             227.7              227.7
  Foreign currency translation adjustment        --              --                --               0.7                0.7
  Minimum pension liability, net of
    related income taxes                         --              --                --              (6.2)              (6.2)
                                                                                                            ------------------
                                                                                                            ------------------
Comprehensive income                                                                                              384.2
Balances at December 31, 2005                   $2.5       $5,354.8           $870.4          $854.9           $7,082.6

=================================================================
  See accompanying notes.







                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                               (As Restated
                                                                                            - (As Restated -
                                                                                                                 See - Note
                                                                                            1) See - Note 1)
                                                                                              (in millions)
Operating activities
Net income                                                                          $832.1           $767.8          $659.3
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations, net of related income taxes                   (18.5)          (104.6)          (26.1)
  Cumulative effect of accounting changes, net of related income taxes                 --                2.4             3.4
  Amortization of deferred policy acquisition costs                                  238.8            207.7           144.0
  Additions to deferred policy acquisition costs                                    (440.6)          (457.8)         (337.4)
  Accrued investment income                                                            0.5            (27.0)           (1.1)
  Net cash flows from trading securities                                             (29.4)             6.3             --
  Premiums due and other receivables                                                 (63.3)           (21.4)          (39.4)
  Contractholder and policyholder liabilities and dividends                        1,716.9          1,645.3         1,569.1
  Current and deferred income taxes                                                 (445.2)            34.3            66.9
  Net realized/unrealized capital losses                                              17.5            109.7            90.4
  Depreciation and amortization expense                                               85.3             93.2            89.7
  Mortgage loans held for sale, acquired or originated                            (2,177.5)        (1,045.7)         (876.9)
  Mortgage loans held for sale, sold or repaid, net of gain                        2,238.6            845.1         1,022.5
  Real estate acquired through operating activities                                  (44.6)           (45.8)          (32.5)
  Real estate sold through operating activities                                       41.9             84.7            46.0
  Stock-based compensation                                                            44.4             39.4            20.3
  Other                                                                              252.4           (517.8)           21.6
Net adjustments                                                                    1,417.2            848.0         1,760.5
Net cash provided by operating activities                                          2,249.3          1,615.8         2,419.8
Investing activities Available-for-sale securities:
  Purchases                                                                       (8,243.4)        (9,126.9)      (10,338.7)
  Sales                                                                            2,759.5          1,759.8         2,732.4
  Maturities                                                                       3,734.0          4,082.0         4,634.7
Mortgage loans acquired or originated                                             (2,293.8)        (2,612.3)       (2,597.1)
Mortgage loans sold or repaid                                                      2,563.2          2,380.8         1,918.3
Real estate acquired                                                                (216.5)          (327.5)         (178.8)
Real estate sold                                                                     319.3            345.4            60.8
Net purchases of property and equipment                                              (37.6)           (42.3)          (24.2)
Net proceeds from sales of subsidiaries                                                --              674.6            29.4
Purchases of interest in subsidiaries, net of cash acquired                          (57.9)           (87.2)          (55.8)
Net change in other investments                                                       35.6            154.6           263.5
Net cash used in investing activities                                            $(1,437.6)       $(2,799.0)      $(3,555.5)

----------------------------------------------------------------------





                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                                     For the year ended December 31,
                                                                                  2005            2004             2003
                                                                                                                (As Restated
                                                                                            - (As Restated -
                                                                                                                  See Note
                                                                                             1) See Note 1)
                                                                                              (in millions)
Financing activities
Issuance of common stock                                                              $--               $--             $(0.1)
Proceeds from financing element derivatives                                          168.4            110.6           118.0
Payments for financing element derivatives                                          (123.2)           (84.6)         (107.3)
Dividends to parent                                                                 (200.0)        (1,124.6)            --
Return of capital to parent                                                           34.0              --               --
Issuance of long-term debt                                                            38.3             12.1             6.1
Principal repayments of long-term debt                                               (72.6)          (246.7)          (85.5)
Net proceeds (repayments) of short-term borrowings                                    21.4            220.5          (192.1)
Investment contract deposits                                                       7,026.9          6,995.8         9,722.0
Investment contract withdrawals                                                   (6,413.1)        (5,209.6)       (8,666.2)
Net increase (decrease) in banking operation deposits                                 41.9             (5.0)          372.7
Net cash provided by financing activities                                            522.0            668.5         1,167.6
Discontinued operations
Net cash provided by (used in) operating activities                                   (1.2)          (628.0)        2,594.3
Net cash used in investing activities                                                 (0.7)          (471.7)       (1,059.9)
Net cash provided by (used in) financing activities                                    --              600.0        (1,335.1)
Net cash provided by (used in) discontinued operations                                (1.9)          (499.7)          199.3

Net increase (decrease) in cash and cash equivalents                               1,331.8         (1,014.4)          231.2

Cash and cash equivalents at beginning of year                                       385.3          1,399.7         1,168.5
Cash and cash equivalents at end of year                                          $1,717.1           $385.3        $1,399.7
Cash and cash equivalents of discontinued operations included above
   At beginning of year                                                               $1.9           $501.6          $302.3
   At end of year                                                                     $--               $1.9          $501.6
Schedule of noncash transactions
Tax benefits related to demutualization                                             $163.8             $--              $--

==========================================================================
See accompanying notes.






                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements
                                December 31, 2005

1.  Nature of Operations and Significant Accounting Policies

Description of Business

         Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

         The accompanying consolidated financial statements, which include our majority-owned subsidiaries and, subsequent to June 30, 2003, consolidated variable interest entities ("VIEs"), have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% will be based on the facts and circumstances to determine if equity or cost method will be applied. All significant intercompany accounts and transactions have been eliminated.

Closed Block

         We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company ("MIHC") formation. See Note 9, Closed Block, for further details.

Use of Estimates in the Preparation of Financial Statements

         The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

         On September 19, 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts capitalized as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are still evaluating the impact this guidance will have to our consolidated financial statements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         On May 30, 2005, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 is effective for accounting changes on or after January 1, 2006. SFAS 154 does not change the transition provisions of any existing accounting pronouncements.

         On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure
- an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the United States Securities and Exchange Commission ("SEC") approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, we will be adopting SFAS 123R effective January 1, 2006 using the modified prospective method. This Statement will not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002 are fully vested. We applied the prospective method of transition as prescribed by SFAS 123 when we elected to begin expensing stock-based compensation in 2002.

         In May 2005, we learned of discussions between several major accounting firms, the FASB and the SEC concluding it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Our approach has been to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after we adopt SFAS 123R on January 1, 2006, we will recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         In December 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.

         On March 9, 2004, the SEC Staff issued Staff Accounting Bulletin ("SAB") No.105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

         On July 7, 2003, the American Institute of Certified Public Accountants issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

         SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment.

         In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets as of January 1, 2004.

         The FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46"), in January 2003. FIN 46 applies to certain entities in which equity investors do not have the characteristics of a controlling financial interest, or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. FIN 46 requires the consolidation of VIEs in which an enterprise, known as the primary beneficiary, absorbs a majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both, as a result of ownership, contractual or other financial interests in the entity.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         The guidance was effective immediately for all VIEs created after January 31, 2003, and effective July 1, 2003, for all VIEs created before February 1, 2003. We invested in one VIE in April, 2003, and effective July 1, 2003, consolidated VIEs created or acquired prior to February 1, 2003, for which we are the primary beneficiary. At July 1, 2003, our consolidated financial statements were adjusted to record a cumulative effect of adopting FIN 46, as follows:

                                                                                                     Accumulated other
                                                                                    Net loss        comprehensive income
                                                                              --------------------- ---------------------
                                                                                            (in millions)

   Adjustment for intercompany gains and carrying
       value of assets consolidated                                                       $(6.1)                $14.1
   Income tax impact                                                                        2.7                  (5.0)
                                                                              --------------------- ---------------------
                                                                              --------------------- ---------------------
   Total                                                                                  $(3.4)               $  9.1
                                                                              ===================== =====================

         See Note 5, Variable Interest Entities, for the disclosures relating to
VIEs.


Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

         We classify our fixed maturity and equity investments into one of two categories: available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See
Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

         The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

         Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale or trading and, accordingly, are carried at fair value. (See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO, and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

1.  Nature of Operations and Significant Accounting Policies (continued)

         Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

         Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $412.1 million and $478.6 million at December 31, 2005 and 2004, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.

         Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

         Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

         We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         As these trusts are classified as qualifying special purpose entities ("QSPE") pursuant to the guidance of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A Replacement of FASB Statement 125 ("SFAS 140"), we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated under the provisions of FIN 46. There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability. In addition, certain industry practices related to the qualifying status of QSPE's are being discussed by regulators and standard setters and could impact the accounting for existing and future transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Derivatives

         Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, total return swaps, interest rate lock commitments, bond forwards, mortgage-backed forwards and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

         Accounting and Financial Statement Presentation. We designate derivatives as either:

         a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency ("fair value" hedge);

         (b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency ("cash flow" hedge);

         (c)      a hedge of a net investment in a foreign operation; or

         (d)      a derivative not designated as a hedging instrument.

         Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

         Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

         Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

         Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Hedge Documentation and Effectiveness Testing. We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

         We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.

         Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

         If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.


         Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

         Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies. Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

         For our universal life and annuity products we hold additional reserves pursuant to SOP 03-1. SOP 03-1 requires that reserves be held on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

         Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

         Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         Participating business represented approximately 24%, 28% and 33% of our life insurance in force and 63%, 67% and 70% of the number of life insurance policies in force at December 31, 2005, 2004 and 2003, respectively. Participating business represented approximately 76%, 77% and 80% of life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

         Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

         The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

         Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

         Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Under the guidance for limited payment contracts under SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, which refers back to SFAS No. 60, Accounting and Reporting by Insurance Enterprises ("SFAS 60"), annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as defined in SFAS 60. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

         Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

         Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

         Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

         Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

         Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

         DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

         DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Reinsurance

         We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded, except for the medical reinsurance agreement, which is accounted for using the deposit method of accounting. Our medical reinsurance agreement is no longer in effect after December 31, 2004, as we did not renew. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2005, 2004 and 2003, respectively, we had reinsured $21.2 billion, $20.1 billion and $19.4 billion of life insurance in force, representing 14%, 15% and 15% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

                        Principal Life Insurance Company
              Notes to Consolidated Financial Statements (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

         The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Premiums and other considerations:
    Direct                                                                          $3,966.6        $3,693.1       $3,609.1
    Assumed                                                                             56.6            67.0          118.8
    Ceded                                                                             (295.8)         (291.2)        (288.9)
  Net premiums and other considerations                                             $3,727.4        $3,468.9       $3,439.0
  Benefits, claims and settlement expenses:
    Direct                                                                          $5,062.2        $4,740.9       $4,697.8
    Assumed                                                                             77.0            83.2          129.3
    Ceded                                                                             (265.6)         (221.9)        (234.9)
  Net benefits, claims and settlement expenses                                      $4,873.6        $4,602.2       $4,592.2

Separate Accounts
=============================================================================

         The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
         At December 31, 2005 and 2004, the separate accounts include a separate account valued at $726.6 million and $782.8 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and does not impact our results of operations.
Income Taxes
         Our ultimate parent, Principal Financial Group, Inc., files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangibles

         Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

         Intangible assets with a finite useful life are amortized on a straight-line basis generally over a period of 5 to 15 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

Stock-Based Compensation

         Our ultimate parent, Principal Financial Group, Inc., accounts for their stock-based compensation plans (described more fully in Note 20, Stock-Based Compensation Plans) using the fair value method for all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, Principal Financial Group, Inc. used the intrinsic value method.

         Awards under these plans vest over periods ranging from one year to three years. Therefore, the cost related to stock-based compensation included in the determination of net income for 2004 and 2003 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of the stock-based compensation plans. Had compensation expense for the stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                                                  For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                     (in millions)
Net income, as reported                                                                     $832.1         $767.8          $659.3
Add: Stock-based compensation expense included in reported net income, net of
  related tax effects                                                                         29.8           26.7            18.2
Deduct: Total stock-based compensation expense determined under fair value based
  method for all awards, net of related tax effects                                           29.8           29.3            21.0
Pro forma net income                                                                        $832.1         $765.2          $656.5

=========================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


1.  Nature of Operations and Significant Accounting Policies (continued)

Restatement

         In 2005, we have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations, which in prior years were excluded from the statement of cash flows. We have restated the statement of cash flows for 2004 and 2003 to include and separately disclose the operating, investing, and financing portions of the cash flows attributable to our discontinued operations.

Reclassifications

         Reclassifications have been made to the 2004 and 2003 consolidated financial statements to conform to the 2005 presentation.

2. Related Party Transactions

         We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2005, 2004 and 2003, we received $114.3 million, $94.8 million and $94.0 million, respectively, of expense reimbursements from affiliated entities.

         We and our direct parent, Principal Financial Services, Inc., are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate plus 20 basis points (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion , with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $229.6 million and $67.4 million at December 31, 2005 and 2004, respectively, and earned interest of $12.3 million, $8.5 million and $7.7 million during 2005, 2004 and 2003, respectively.

         Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

         Amortized intangible assets were as follows:

                                                                       December 31,
                                                     2005                                        2004
                               Gross Net Gross Net
           carrying Accumulated carrying carrying Accumulated carrying
                                     amount      amortization      amount        amount      amortization      amount
                                                                       (in millions)
  Intangibles with finite useful
    lives                                 $107.2         $12.4          $94.8          $87.8          $7.4          $80.4

=================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Goodwill and Other Intangible Assets (continued)

         The amortization expense for intangible assets with finite useful lives was $6.1 million, $4.2 million and $1.1 million for 2005, 2004 and 2003, respectively. At December 31, 2005, the estimated amortization expense for the next five years is as follows (in millions):

  Year ending December 31:
        2006                                                                                                          $7.1
        2007                                                                                                           7.0
        2008                                                                                                           7.1
        2009                                                                                                           7.1
        2010                                                                                                           7.1

         The changes in the carrying amount of goodwill reported in our operating segments for 2004 and 2005 were as follows:

                                                   U.S. Asset
                               Management Life and
                                                and Accumulation   Health Insurance    Consolidated
                                                                   (in millions)
  Balances at January 1, 2004                          $53.7                $69.2           $122.9
  Goodwill from acquisitions                            38.1                  0.3             38.4
  Balances at December 31, 2004                         91.8                 69.5            161.3
  Goodwill from acquisitions                            46.5                  --               46.5
  Balances at December 31, 2005                       $138.3                $69.5           $207.8

=============================================================================

4.  Discontinued Operations


Real Estate Investments

         In second and third quarter 2005, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). Therefore, the results of operations have been removed from our results of continuing operations for all periods presented. The gains on disposal are reported as other after-tax adjustments in our Corporate and Other segment. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

         The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
4.       Discontinued Operations (continued)


Selected financial information for the discontinued operations is as follows:

                                                                                                     December 31,
                                                                                          -----------------------------------
                                                                                                2005              2004
                                                                                          -----------------  ----------------
                                                                                                    (in millions)
Assets
Real estate                                                                                         $--                $75.5
All other assets                                                                                     --                  2.8
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total assets                                                                                     $--                $78.3
                                                                                          =================  ================
Liabilities
All other liabilities                                                                                --                  2.1
                                                                                          -----------------  ----------------
                                                                                          -----------------  ----------------
   Total liabilities                                                                                $--                 $2.1
                                                                                          =================  ================



                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
 Total revenues                                                                              $2.2           $2.5          $4.0
 Income from discontinued operations:
   Income before income taxes                                                                $2.2           $2.5          $4.0
   Income taxes                                                                               0.8            0.9           1.4
   Income from discontinued operations, net of related income taxes                           1.4            1.6           2.6
   Income on disposal of discontinued operations, net of related income taxes                22.3            --             --
 Net income                                                                                 $23.7           $1.6          $2.6

===========================================================================


Principal Residential Mortgage, Inc.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million. Principal Residential Mortgage, Inc., is accounted for as a discontinued operation under SFAS 144, and therefore, the results of operations (excluding corporate overhead) have been removed from our results of continuing operations and segment operating earnings for all periods presented. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Corporate overhead allocated to our Mortgage Banking segment does not qualify for discontinued operations treatment under SFAS 144 and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4.  Discontinued Operations (continued)

         The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for our stockholders as we go forward from an improved capital position, with better financial flexibility and greater stability of earnings.

         Selected financial information for the discontinued operations of Principal Residential Mortgage, Inc. is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
 Total revenues                                                                          $--           $446.9        $1,343.8
 Loss from continuing operations, net of related income taxes (represents
   corporate overhead)                                                                   $--           $(10.3)         $(18.1)
 Income (loss) from discontinued operations
   Income before income taxes                                                             --             22.4            19.6
   Income taxes                                                                           --              8.7             7.3
   Income from discontinued operations (1)                                                --             13.7            12.3
   Income (loss) on disposal of discontinued operations, net of related
     income taxes                                                                        (5.2)          92.8             --
 Cumulative effect of accounting change, net of related income taxes                      --              --             (10.0)
 Net income (loss)                                                                      $(5.2)         $96.2          $(15.8)

[GRAPHIC OMITTED]
===============================================================

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.

         Our U.S. Asset Management and Accumulation segment held residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the years ended December 31, 2004 and 2003 were $(5.6) million, and $28.6 million, respectively. Income (loss) from discontinued operations net of related income taxes, for the years ended December 31, 2004, and 2003 were $(3.5) million, and $11.2 million, respectively.

5.  Variable Interest Entities

         We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE under FASB Interpretation No. 46 (Revised 2003), Consolidation of Variable Interest Entities ("FIN 46R").

Consolidated Variable Interest Entities

         Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

                         Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         We have determined that this grantor trust is a variable interest entity and that we are the primary beneficiary of the trust due to our sole interest in the variable interest entity and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2005, our consolidated statements of financial position include $130.0 million of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2005, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million and a change in fair value of a $0.4 million pre-tax loss that is recorded in net income and is reflected on the consolidated statements of financial position as an other liability. The creditors of the grantor trusts have no recourse to the assets of our company.

         Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

         We have determined that these grantor trusts are VIEs as, in the event of a default or prepayment on the underlying notes, which is the main risk of loss, our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2005 and 2004, our consolidated statements of financial position include $364.1 million and $369.8 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $147.4 million and $138.1 million as of December 31, 2005 and 2004, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to the assets of our company.

         Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the FIN 46R criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include two financial services companies, two private investment trusts, a hedge fund and a real estate joint venture. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position or results of operations as of December 31, 2005 or 2004 and for any of the three years in the period ended December 31, 2005. For the majority of these entities, the creditors have no recourse to the assets of our company.

                      Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         The carrying amount and classification of consolidated VIE assets that are collateral the VIE has designated for its own obligations are as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Fixed maturity securities, available-for-sale                                                      $88.3          $56.9
  Equity securities, available-for-sale                                                               39.6           16.9
  Real estate                                                                                         12.4           62.3
  Cash and other assets                                                                               61.2           55.2
    Total assets pledged as collateral                                                              $201.5         $191.3

  Long-term debt                                                                                     $13.3          $72.1

======================================================================



As of December 31, 2005 and 2004, $201.5 million and $191.3 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations. Additionally, as of December 31, 2005 and 2004, these entities had long-term debt of $120.2 million and $183.1 million, respectively, of which $106.9 million and $111.0 million, respectively, was issued by our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

         We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

         Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. Upon adoption of FIN 46R, we determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $224.5 million and $203.1 million as of December 31, 2005 and 2004, respectively.

         On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. Upon adoption of FIN 46R, we determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $77.0 million and $68.9 million as of December 31, 2005 and 2004, respectively.

                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments

Fixed Maturities and Equity Securities

         The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2005 and 2004, are summarized as follows:

                                                                                  Gross         Gross
                                                                               unrealized     unrealized
                                                                    Cost          gains         losses       Fair value
                                                                                     (in millions)
December 31, 2005 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $549.4           $1.7          $4.0         $547.1
  Non-U.S. governments                                                  416.2           47.2           0.3          463.1
  States and political subdivisions                                   1,222.6           45.7           3.8        1,264.5
  Corporate -- public                                                 18,763.0          887.0         104.6       19,545.4
  Corporate -- private                                                 9,463.7          484.3          52.3        9,895.7
  Mortgage-backed and other asset-backed securities                   8,043.5          267.7          78.0        8,233.2
Total fixed maturities, available-for-sale                          $38,458.4       $1,733.6        $243.0      $39,949.0
Total equity securities, available-for-sale                            $683.8          $24.4          $5.3         $702.9
December 31, 2004 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $260.3           $5.9          $0.6         $265.6
  Non-U.S. governments                                                  428.4           61.9           --            490.3
  States and political subdivisions                                     894.2           53.5           0.7          947.0
  Corporate -- public                                                 18,257.8        1,331.4          28.6       19,560.6
  Corporate -- private                                                 9,934.7          649.4          35.2       10,548.9
  Mortgage-backed and other asset-backed securities                   6,951.4          370.8          23.5        7,298.7
Total fixed maturities, available-for-sale                          $36,726.8       $2,472.9         $88.6      $39,111.1
Total equity securities, available-for-sale                            $669.3          $14.9          $1.6         $682.6

===================================================================

     The cost and fair value of fixed maturities available-for-sale at December 31, 2005, by expected maturity, were as follows:

                                                                                                 Cost        Fair value
                                                                                                    (in millions)
Due in one year or less                                                                           $1,808.8       $1,819.3
Due after one year through five years                                                              8,020.3        8,159.0
Due after five years through ten years                                                            19,823.5       20,960.2
Due after ten years                                                                                  762.3          777.2
                                                                                                  30,414.9       31,715.7
Mortgage-backed and other asset-backed securities                                                  8,043.5        8,233.3
Total                                                                                            $38,458.4      $39,949.0

========================================================================


The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

         Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Investment Income

         Major categories of net investment income are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale                                           $2,291.7        $2,183.6       $2,151.3
  Fixed maturities, trading                                                           7.3             9.4           10.1
  Equity securities, available-for-sale                                              48.5            46.9           45.2
  Equity securities, trading                                                          --               --              0.2
  Mortgage loans                                                                    719.9           731.5          766.3
  Real estate                                                                        68.3            65.8           76.5
  Policy loans                                                                       50.3            51.1           54.5
  Cash and cash equivalents                                                          42.6            20.6           14.7
  Derivatives                                                                        14.2            16.9           12.7
  Other                                                                              43.7            25.3           44.2
  Total                                                                           3,286.5         3,151.1        3,175.7
  Less investment expenses                                                         (152.8)         (123.6)        (108.5)
  Net investment income                                                          $3,133.7        $3,027.5       $3,067.2

=====================================================================
Net Realized/Unrealized Capital Gains and Losses

         The major components of net realized/unrealized capital losses on investments are summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Fixed maturities, available-for-sale:
    Gross gains                                                                    $125.7           $65.5          $69.8
    Gross losses                                                                   (149.1)         (107.3)        (289.2)
  Fixed maturities, trading:
    Gross gains                                                                       0.9             1.5            3.5
    Gross losses                                                                     (2.6)           (2.6)          (0.3)
  Equity securities, available-for-sale:
    Gross gains                                                                       6.8             7.7            3.7
    Gross losses                                                                     (6.4)          (10.4)           5.2
  Equity securities, trading:
    Gross gains                                                                       5.7             4.4            3.3
    Gross losses                                                                      --               --              --
  Mortgage loans                                                                      1.1           (12.1)          (2.1)
  Derivatives                                                                        14.6          (116.9)         110.3
  Other                                                                             (14.2)           60.5            5.4
  Net realized/unrealized capital losses                                           $(17.5)        $(109.7)        $(90.4)

=====================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $2.4 billion, $1.7 billion and $2.6 billion in 2005, 2004 and 2003, respectively. The proceeds set forth above include amounts related to sales of mortgage-backed securities of $0.0 billion, $0.5 billion and $0.1 billion in 2005, 2004 and 2003, respectively. Gross gains of $0.1 million, $0.1 million and $0.4 million and gross losses of $0.0 million, $0.0 million and $0.9 million in 2005, 2004 and 2003, respectively, were realized on sales of mortgage-backed securities.

         We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $28.6 million, $60.6 million and $173.7 million in 2005, 2004, and 2003, respectively. We also recognized gross realized losses as the result of credit triggered sales of $30.8 million, $18.9 million and $42.8 million in 2005, 2004, and 2003 respectively. Gross losses recorded on fixed maturity securities that were part of fair value hedging relationships totaled $64.0 million, $16.8 million and $64.7 million in 2005, 2004, and 2003, respectively.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

         For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                                                        December 31, 2005
                         Less than Greater than or equal
                                             twelve months               to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
   Fixed maturities,
     available-for-sale:
     U.S. government and agencies            $406.3           $3.5          $43.5          $0.5         $449.8           $4.0
     Non-U.S. governments                       7.9            0.1           11.7           0.2           19.6            0.3
     States and political
       subdivisions                           374.2            2.9           55.2           0.9          429.4            3.8
     Corporate -- public                     4,617.6           80.4          877.1          24.2        5,494.7          104.6
     Corporate -- private                    2,297.4           36.3          488.9          16.0        2,786.3           52.3
     Mortgage-backed and other
       asset-backed securities              2,847.4           53.8          795.0          24.2        3,642.4           78.0
   Total fixed maturities,
     available-for-sale                   $10,550.8         $177.0       $2,271.4         $66.0      $12,822.2         $243.0
   Total equity securities,
     available-for-sale                      $144.5           $2.6         $287.7          $2.7         $432.2           $5.3

=======================================================================
         As of December 31, 2005, we held $12,822.2 million in
available-for-sale fixed maturity securities with unrealized losses of $243.0 million. Our consolidated portfolio consists of fixed maturity securities where
97% are investment grade (rated AAA through BBB-) with an average price of 98
(carrying value/amortized cost).



                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 1,199 securities with a carrying value of $10,550.8 million and unrealized losses of $177.0 million reflecting an average price of 98. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $167.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that have been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio holds 337 securities with a carrying value of $2,271.4 million and unrealized losses of $66.0 million. The average rating of this portfolio is A+ with an average price of 97 at December 31, 2005. Of the $66.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $40.2 million in unrealized losses with an average price of 97 and an average credit rating is BBB+. The remaining unrealized losses consists primarily of $24.2 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 97 and the average credit rating is AA+.

                                                                        December 31, 2004
                     Less than twelve Greater than or equal
                                                months                   to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
  Fixed maturities,
    available-for-sale:
    U.S. government and agencies              $64.1           $0.6           $--            $--            $64.1           $0.6
    States and political
      subdivisions                             54.2            0.3           21.5           0.4           75.7            0.7
    Corporate -- public                      1,898.5           19.5          181.8           9.1        2,080.3           28.6
    Corporate -- private                     1,426.3           17.6          335.8          17.6        1,762.1           35.2
    Mortgage-backed and other
      asset-backed securities               1,470.7           18.8          102.6           4.7        1,573.3           23.5
  Total fixed maturities,
    available-for-sale                     $4,913.8          $56.8         $641.7         $31.8       $5,555.5          $88.6
  Total equity securities,
    available-for-sale                        $62.0           $0.7         $249.7          $0.9         $311.7           $1.6

========================================================================
         As of December 31, 2004, we held $5,555.5 million in available-for-sale fixed maturity securities with unrealized losses of $88.6 million. Our consolidated portfolio consists of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that have been in a loss position for less than twelve months, our consolidated portfolio holds 557 securities with a carrying value of $4,913.8 million and unrealized losses of $56.8 million reflecting an average price of 99. Of this portfolio, 98.5% was investment grade (rated AAA through BBB-) at December 31, 2004, with associated unrealized losses of $51.8 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.



                             Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         For those securities that have been in a continuous loss position greater than or equal to twelve months,our consolidated portfolio holds 80 securities with a carrying value of $641.7 million and unrealized losses of $31.8 million. The average rating of this portfolio is BBB- with an average price of 95 at December 31, 2004. The Corporate-public and Corporate-private sectors account for $26.7 million of the $31.8 million in unrealized losses. The average price of the corporate sectors is 95 and the average credit rating is BBB+.

         We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

Net Unrealized Gains and Losses on Available-for-Sale Securities

         The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder's equity, reduced by adjustments to DPAC, sales inducements, unearned revenue reserves and PDO that would have been required as a charge or credit to operations had such amounts been realized, and a provision for deferred income taxes.

         The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
Net unrealized gains on fixed maturities, available-for-sale(1)                                  $1,490.5       $2,392.8
Net unrealized gains on equity securities, available-for-sale                                        19.2           13.4
Adjustments for assumed changes in amortization patterns:
  Deferred policy acquisition costs                                                                (145.7)        (242.9)
  Sales inducements                                                                                   6.3            0.5
  Unearned revenue reserves                                                                           3.2           11.5
Net unrealized gains (losses) on derivative instruments                                              39.6           (2.0)
Net unrealized losses on policyholder dividend obligation                                           (33.7)        (118.5)
Net unrealized losses on equity method subsidiaries and minority interest adjustments               (31.3)         (36.6)
Provision for deferred income taxes                                                                (474.6)        (702.3)
Net unrealized gains on available-for-sale securities                                              $873.5       $1,315.9
[GRAPHIC OMITTED]
==============================================================================
(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Commercial Mortgage Loans

         Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2005 and 2004, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                                   December 31,
                                                                       2005                            2004
                        Carrying Percent Carrying Percent
                         amount of total amount of total
                                                                                 ($ in millions)
  Geographic distribution
  New England                                                    $353.0            3.6%          $426.8             4.2%
  Middle Atlantic                                               1,822.3           18.4          1,916.8            18.7
  East North Central                                              775.2            7.8            913.0             8.9
  West North Central                                              458.3            4.6            419.8             4.1
  South Atlantic                                                2,531.2           25.7          2,419.8            23.7
  East South Central                                              348.0            3.5            341.3             3.3
  West South Central                                              674.1            6.8            726.9             7.1
  Mountain                                                        823.7            8.3            819.7             8.0
  Pacific                                                       2,138.1           21.6          2,283.0            22.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%
  Property type distribution
  Office                                                       $2,706.5           27.4%        $3,383.5            33.1%
  Retail                                                        3,036.5           30.6          2,984.7            29.1
  Industrial                                                    2,812.3           28.4          2,826.4            27.6
  Apartments                                                    1,078.5           10.9            885.4             8.7
  Hotel                                                            44.8            0.5             48.0             0.5
  Mixed use/other                                                 245.3            2.5            139.1             1.4
  Valuation allowance                                             (33.2)          (0.3)           (42.4)           (0.4)
  Total                                                        $9,890.7          100.0%       $10,224.7           100.0%

=============================================================================
Commercial Mortgage Loan Loss Allowance

         Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital losses on our consolidated statements of operations.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

         The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

                                                                                                      December 31,
                                                                                                2005             2004
                                                                                                     (in millions)
  Impaired loans                                                                                    $23.8         $105.4
  Allowance for losses                                                                               (2.3)          (6.5)
  Net impaired loans                                                                                $21.5          $98.9

=============================================================================
         The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Average recorded investment in impaired loans                                       $51.6         $105.2            $81.6
  Interest income recognized on impaired loans                                          5.1            7.0             12.0

-----------------------------------------------------------------------------
         When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

         A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                                                            For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                              (in millions)
  Balance at beginning of year                                                        $42.4           $49.6           $83.6
  Provision for losses                                                                  1.4            14.4             1.3
  Releases due to write-downs, sales and foreclosures                                 (10.6)          (21.6)          (35.3)
  Balance at end of year                                                              $33.2           $42.4           $49.6

==============================================================================
Real Estate

         Depreciation expense on invested real estate was $29.7 million, $31.8 million and $27.1 million in 2005, 2004 and 2003, respectively. Accumulated depreciation was $200.9 million and $202.8 million as of December 31, 2005 and 2004, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

Other Investments

         Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities amounted to $4,756.9 million and $3,928.4 million at December 31, 2005 and 2004, respectively. Total revenues of the unconsolidated entities were $1,026.7 million, $700.4 million and $784.7 million in 2005, 2004 and 2003, respectively. During 2005, 2004 and 2003, we included $46.1 million, $30.5 million and $41.6 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2005 and 2004, our net investment in unconsolidated entities was $62.8 million and $71.8 million, respectively, which primarily included our minority interests in domestic and international joint ventures and partnerships.

         In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $882.8 million and $1,268.9 million at December 31, 2005 and 2004, respectively.

         Derivative assets are reflected on our consolidated statements of financial position and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

7.  Securitization Transactions

         We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity, they are not subject to the VIE consolidation rules . We retain primary servicing responsibilities and may retain other immaterial interests. We receive annual servicing fees approximating 0.01% of the assets we are servicing, which approximates cost. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         In 2005, 2004, and 2003,we recognized gains of $39.8 million, $14.4 million and $16.4 million, respectively, on the securitization of commercial mortgage loans.

         Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 5% and 18% during 2005, 4% and 10% during 2004, and 5% and 12% during 2003. The assumed range of the loss severity, as a percentage of defaulted loans, was between 3% and 29% during 2005, 13% and 31% during 2004, and 14% and 33% during 2003. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

         At December 31, 2005 and 2004, the fair values of retained interests related to the securitizations of commercial mortgage loans were $321.0 million and $304.3 million, respectively. Only $0.8 million in each year represents equity interest investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2005 and 2004, respectively, $181.3 million and $179.4 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2005 and 2004, as a result of this sensitivity analysis were not significant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7.  Securitization Transactions (continued)

         The table below summarizes cash flows for securitization transactions:

                                                                                    For the year ended December 31,
                                                                                  2005           2004           2003
                                                                                             (in millions)
Proceeds from new securitizations                                                   $2,270.4        $871.1         $998.0
Servicing fees received                                                                  1.1           1.1            0.9
Other cash flows received on retained interests                                        $36.0         $31.1          $30.7

------------------------------------------------------------------------------


8.  Derivative Financial Instruments

         Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

         Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit ("GMWB") liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

         In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. In a mortgage-backed securities ("MBS") forward transaction, we agree to purchase or sell a specified MBS on a future date. We use exchange-traded futures and MBS forwards to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

         A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. Equity call spreads are purchased to fund the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous spread and the current spread on referenced indices based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. These derivatives are used in our commercial mortgage securitization operation to hedge its long spread position.

         Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

         We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap. At December 31, 2005, the notional amount of written credit default swaps was $1,297.6 million.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as interest rate lock commitment derivatives that are recorded at fair value. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment. Loan commitments that are related to the origination of mortgage loans that will be held for investment are not accounted for as derivatives and, accordingly, are not recognized in our financial statements.

Exposure

         Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

         Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $461.9 million and $943.8 million at December 31, 2005 and 2004, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $364.3 million and $609.3 million at December 31, 2005 and 2004, respectively.

         The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Notional amounts of derivative instruments
Interest rate swaps                                                                               $8,531.3       $7,481.9
Foreign currency swaps                                                                             3,830.4        3,013.4
Credit default swaps                                                                               1,297.6          988.3
Embedded derivative financial instruments                                                            802.5          499.1
Swaptions                                                                                            684.5          429.0
Currency forwards                                                                                    509.2          356.4
Interest rate lock commitments                                                                       392.3          634.3
Call options                                                                                         189.8           73.0
Total return swaps                                                                                   100.0            --
Mortgage-backed forwards and options                                                                  39.3          586.8
Bond options                                                                                          38.5           38.5
Futures                                                                                               32.2            --
Bond forwards                                                                                          --            508.0
Total notional amounts at end of year                                                            $16,447.6      $14,608.7
Gross credit exposure of derivative instruments
Foreign currency swaps                                                                              $338.4         $803.4
Interest rate swaps                                                                                   89.3           41.5
Call options                                                                                          18.0           10.5
Credit default swaps                                                                                  14.0           19.3
Currency forwards                                                                                      1.6            1.6
Bond options                                                                                           0.6            0.7
Bond forwards                                                                                          --             66.8
Total credit exposure at end of year                                                                $461.9         $943.8

===========================================================
         The net interest effect of interest rate swap, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

         The fair value of our derivative instruments classified as assets at December 31, 2005 and 2004, was $419.3 million and $856.8 million, respectively, and was reported with other invested assets on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2005 and 2004, was $190.1 million and $195.5 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Fair Value Hedges

         We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

         We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

         We use interest rates swaps and total return swaps to hedge interest rate and spread risk in our commercial mortgage securitization operations.

         We also sell callable investment-type agreements and use written interest rate swaptions to transform the callable liability into a fixed term liability.

         We recognized a pre-tax net loss of $(11.8) million, $(28.7) million and $(9.5) million in 2005, 2004 and 2003, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized/unrealized capital losses on our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.


Cash Flow Hedges

         We also utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of financial assets and liabilities.

         We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

         At December 31, 2005, we had no exposure to variable cash flows of an unrecognized firm commitment and at December 31, 2004, we had hedged the exposure to variable cash flows of $46.7 million of unrecognized firm commitments. These 2004 firm commitments funded in the first quarter of 2005.

         In 2005, 2004 and 2003, we recognized a $27.0 million, $57.8 million and $(49.6) million after-tax increase (decrease) in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $21.3 million, $5.2 million, and $54.6 million in net losses from accumulated comprehensive income into net income during 2005, 2004, and 2003 respectively, and we expect to reclassify $0.7 million net losses in the next 12 months.

         For the years ended December 31, 2005 and 2004, we recognized a pre-tax gain of $1.2 million and $1.9 million in net income due to cash flow ineffectiveness, respectively. For the year ended December 2003, the cash flow ineffectiveness was immaterial. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

         The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 13.5 years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Derivatives Not Designated as Hedging Instruments

         Our use of futures, MBS forwards, certain swaptions and swaps, equity call options, credit default swaps, bond options, currency forwards, and interest rate lock commitments are effective from an economic standpoint, but they have not been designated as hedges under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. For the years ended December 31, 2005, 2004 and 2003, gains (losses) of $10.5 million, $(64.4) million and $97.0 million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

Embedded Derivatives

         We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or products. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

         We sell investment-type liability contracts in which the return is tied to an external equity index. The equity return is an embedded option that is bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2005 and 2004, respectively, we recognized a $1.0 million and $3.2 million pre-tax gain on the purchased equity call options and a $1.0 million and $3.2 million pre-tax loss on the change in fair value of the embedded derivatives.

         We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are variable interest entities and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $147.4 million as of December 31, 2005, and $138.1 million as of December 31, 2004 is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2005 and 2004, respectively, we recognized a $2.7 million pre-tax gain and a $28.2 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying. We have determined that this trust is a variable interest entity and subsequent to this purchase it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $10.5 million as of December 31, 2005, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the year ended December 31, 2005, we recognized a $0.4 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized/unrealized gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2005 and 2004, we recognized a $1.5 million and $0.5 million pre-tax gain on the call spread options purchased and a $2.3 million and $0.2 pre-tax loss on the change in fair value of the embedded derivatives.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the year ended December 31, 2005, we recognized a $0.5 million pre-tax loss on the hedging instruments and a $0.2 million pre-tax gain on the change in fair value of the embedded derivatives in net income.

9.  Closed Block

         In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

         Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

         A PDO is required to be established for earnings in the Closed Block that are not available to stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

         If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2005 and 2004, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $33.7 million, $118.5 million, and $99.0 million as of December 31, 2005, 2004 and 2003, respectively.

                           Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Closed Block liabilities
Future policy benefits and claims                                                                 $5,387.1       $5,409.0
Other policyholder funds                                                                              27.3           28.8
Policyholder dividends payable                                                                       361.0          364.3
Policyholder dividend obligation                                                                      33.7          118.5
Other liabilities                                                                                     57.0           42.6
  Total Closed Block liabilities                                                                   5,866.1        5,963.2
Assets designated to the Closed Block
Fixed maturities, available-for-sale                                                               2,989.8        3,057.5
Equity securities, available-for-sale                                                                 71.5           74.9
Mortgage loans                                                                                       716.4          754.5
Real estate                                                                                            --              1.7
Policy loans                                                                                         754.6          751.2
Other investments                                                                                     47.7           19.9
  Total investments                                                                                4,580.0        4,659.7
Cash and cash equivalents                                                                             34.3            0.4
Accrued investment income                                                                             71.0           72.9
Deferred income tax asset                                                                             73.6           78.9
Premiums due and other receivables                                                                    20.2           22.8
Other assets                                                                                          35.9           18.8
  Total assets designated to the Closed Block                                                      4,815.0        4,853.5
Excess of Closed Block liabilities over assets designated to the Closed Block                      1,051.1        1,109.7
Amounts included in other comprehensive income                                                        61.5           63.0
Maximum future earnings to be recognized from Closed Block assets and liabilities                 $1,112.6       $1,172.7





                        Principal Life Insurance Company
===========================================================
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         Closed Block revenues and expenses were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Revenues
  Premiums and other considerations                                                $617.7          $648.7         $684.3
  Net investment income                                                             294.4           301.6          306.6
  Net realized/unrealized capital gains (losses)                                      2.3            (4.1)          (6.6)
    Total revenues                                                                  914.4           946.2          984.3
  Expenses
  Benefits, claims and settlement expenses                                          518.8           515.1          557.4
  Dividends to policyholders                                                        285.3           289.1          298.6
  Operating expenses                                                                  9.1            11.6            8.3
    Total expenses                                                                  813.2           815.8          864.3
  Closed Block revenue, net of Closed Block expenses, before income taxes           101.2           130.4          120.0
  Income taxes                                                                       32.4            42.6           39.5
  Closed Block revenue, net of Closed Block expenses and income taxes                68.8            87.8           80.5
  Funding adjustment charges                                                         (8.7)          (10.1)         (31.9)
  Closed Block revenue, net of Closed Block expenses, income tax and
    funding adjustment charges                                                      $60.1           $77.7          $48.6

==========================================================================
         The change in maximum future earnings of the Closed Block was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Beginning of year                                                               $1,172.7        $1,250.4      $1,299.0
  End of year                                                                      1,112.6         1,172.7       1,250.4
  Change in maximum future earnings                                                 $(60.1)         $(77.7)       $(48.6)

================================================================
         We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

10.  Deferred Policy Acquisition Costs

         Policy acquisition costs deferred and amortized in 2005, 2004 and 2003 were as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                   $1,770.9        $1,519.6       $1,374.4
  Cost deferred during the year                                                     440.6           457.8          337.4
  Amortized to expense during the year                                             (238.8)         (207.7)        (144.0)
  Effect of unrealized gains (losses)                                                97.2            31.5          (48.2)
  Other (1)                                                                           --             (30.3)           --
  Balance at end of year                                                         $2,069.9        $1,770.9       $1,519.6
[GRAPHIC OMITTED]
============================================================================
(1)      Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.
11.  Insurance Liabilities
Contractholder Funds
         Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Liabilities for investment-type contracts:
     GICs                                                                                        $12,601.6      $12,803.3
     Funding agreements                                                                           11,832.0       11,266.3
     Other investment-type contracts                                                               1,362.9        1,528.3
  Total liabilities for investment-type contracts                                                 25,796.5       25,597.9
  Liabilities for individual annuities                                                             5,413.7        4,547.2
  Universal life and other reserves                                                                2,388.4        2,029.7
  Total contractholder funds                                                                     $33,598.6      $32,174.8

=========================================================================


Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

         Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

         We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2005 and 2004, $3,203.6 million and $3,867.0 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
11.  Insurance Liabilities (continued)
         In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2005 and 2004, $4,744.5 million and $5,462.3 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the next paragraph.
         We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2005 and 2004, $3,667.9 million and $1,831.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc. In recognition of the use of nearly all $4.0 billion of initial issuance authorization, this program was amended in February 2006 to authorize issuance of up to an additional $5.0 billion.

Future Policy Benefits and Claims

         Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                                                                  For the year ended December 31,
                                                                                2005            2004           2003
                                                                                           (in millions)
  Balance at beginning of year                                                     $747.6          $719.5         $710.0
  Incurred:
    Current year                                                                  1,787.0         1,682.9        1,618.1
    Prior years                                                                     (22.0)          (28.8)         (67.5)
  Total incurred                                                                  1,765.0         1,654.1        1,550.6
  Payments:
    Current year                                                                  1,444.0         1,376.2        1,310.2
    Prior years                                                                     253.8           249.8          230.9
  Total payments                                                                  1,697.8         1,626.0        1,541.1
  Balance at end of year:
    Current year                                                                    343.0           306.7          307.9
    Prior years                                                                     471.8           440.9          411.6
  Total balance at end of year                                                     $814.8          $747.6         $719.5

=============================================================================
         The activity summary in the liability for unpaid accident and health claims shows a decrease of $22.0 million, $28.8 million and $67.5 million for the years ended December 31, 2005, 2004 and 2003, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2005, 2004 and 2003, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. In addition, in
2003, we established a premium deficiency reserve on our medical conversion business that was previously included in our incurred but not reported claim reserve. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expenses of $30.6 million, $28.3 million and $27.7 million, and related reinsurance recoverables of $3.5 million, $3.6 million and $2.5 million in 2005,
2004 and 2003, respectively, which are not included in the rollforward above.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


12.  Debt

Short-Term Debt

         The components of short-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
  Other recourse short-term debt                                                                      $--             $0.3
  Nonrecourse short-term debt                                                                         71.4          150.3
  Revolving line of credit with parent                                                               647.7          547.0
  Total short-term debt                                                                             $719.1         $697.6

=========================================================================
         As of December 31, 2005, we had credit facilities with various financial institutions in an aggregate amount of $1.2 billion. As of December
31, 2005 and 2004, we had $719.1 million and $697.6 million of outstanding borrowings related to our credit facilities, with $80.7 million and $176.2 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

         Our short-term debt consists of a payable to Principal Financial
Services, Inc. of $647.7 million and $547.0 million as of December 31, 2005 and 2004, respectively. Interest paid on intercompany debt was $22.0 million and $6.2 million during 2005 and 2004, respectively.

         The weighted-average interest rates on short-term borrowings as of December 31, 2005 and 2004, were 4.5% and 2.9%, respectively.

Long-Term Debt

         The components of long-term debt as of December 31, 2005 and 2004, were as follows:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
        8% surplus notes payable, due 2044                                                           $99.2          $99.2
        Nonrecourse mortgages and notes payable                                                      162.2          213.2
        Other mortgages and notes payable                                                             52.1           35.4
        Total long-term debt                                                                        $313.5         $347.8

=============================================================================
         The amounts included above are net of the discount associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

         On March 10, 1994, we issued $300.0 million of surplus notes, including
$200.0 million due March 1, 2024, at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments.
Interest for the years ended December 31, 2005, 2004 and 2003 of $8.0 million, $10.6 million and $23.8 million, respectively, was approved by the Commissioner, and charged to expense.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

12.  Debt (continued)

         After receiving approval from the Commissioner, the surplus notes due March 1, 2024, were optionally redeemed by us on March 1, 2004, in whole at a redemption price of approximately 103.6% of par. Total cash paid for the surplus note redemption on March 1, 2004, was $207.2 million.

         Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

         The mortgages and other notes payable are financings for real estate developments. We, including certain subsidiaries, had $135.0 million in credit facilities as of December 31, 2005, with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2005, range from $0.3 million to $97.5 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding principal balances as of December 31, 2004, range from $0.4 million to $98.7 million per development with interest rates generally ranging from 6.0% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $284.1 million and $298.7 million as of December 31, 2005 and 2004, respectively.

         At December 31, 2005, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
    2006                                                 $30.9
    2007                                                  97.4
    2008                                                  62.9
    2009                                                   0.6
    2010                                                   0.6
    Thereafter                                           121.1
    Total future maturities of the long-term debt       $313.5

==========================================================================
         Cash paid for interest for 2005, 2004 and 2003, $37.4 million and $45.6 million, respectively. These amo paid on taxes during these years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes

         Our income tax expense from continuing operations was as follows:

                                                                                   For the year ended December 31,
                                                                                 2005           2004           2003
                                                                                            (in millions)
  Current income taxes:
    U.S. federal                                                                    $190.3         $290.9           $0.3
    State and foreign                                                                 43.2           34.6           35.3
                                                                            ----------------------------------------------
                                                                            ----------------------------------------------
  Total current income taxes                                                         233.5          325.5           35.6
  Deferred income taxes (benefits)                                                    53.5         (100.1)         144.9
  Total income taxes                                                                $287.0         $225.4         $180.5

=============================================================================
         Our provision for income taxes does not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and our effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                                                                    For the year ended December 31,
                                                                                    2005           2004          2003
  Statutory corporate tax rate                                                           35%             35%           35%
  Dividends received deduction                                                           (7)             (9)           (7)
  Interest exclusion from taxable income                                                 (2)             (2)           (1)
  Federal tax settlement for prior years                                                 (1)              --            (3)
  Other                                                                                   1               1            (2)
  Effective tax rate                                                                     26%             25%           22%

=============================================================================
         Significant components of our net deferred income taxes were as follows:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
  Deferred income tax assets (liabilities):
    Insurance liabilities                                                                          $392.3         $390.9
    Other deferred tax assets                                                                       122.3           88.9
      Total deferred tax assets                                                                     514.6          479.8
    Deferred policy acquisition costs                                                              (615.0)        (555.2)
    Net unrealized gains on available-for-sale securities                                          (474.6)        (702.3)
    Other deferred tax liabilities                                                                 (300.5)        (263.1)
      Total deferred tax liabilities                                                             (1,390.1)      (1,520.6)
  Total net deferred income tax liabilities                                                       $(875.5)     $(1,040.8)

=================================




                                   Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

13.  Income Taxes (continued)

         The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2001 and prior years. The Service is currently examining returns for 2002 and 2003. The Service's completion of the examinations for the years 1999 - 2001 resulted in notices of deficiency dated December 29, 2004, and March 1, 2005. We paid the deficiencies (approximately $444.0 million for 1999 and 2000, and $1.3 million for 2001, including interest) in the first quarter of 2005 and plan to file claims for refund relating to the disputed adjustments. The majority of the deficiencies are attributable to the disallowance of carrybacks of capital losses, net operating losses and foreign tax credits arising in years after 2001. We expect the Service to allow some of the carrybacks within the next year upon completion of the audit of the returns for the years in which the losses and credits arose. The remainder of the deficiencies are attributable to both contested issues and adjustments that we have accepted. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2001 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2001.

         Net cash paid for income taxes in 2005 was $676.9 million, primarily due to the notices of deficiency noted above, $626.9 million in 2004, of which $444.3 million was attributable to Principal Residential Mortgage, Inc. and $129.7 million in 2003.

14.  Employee and Agent Benefits

         We have defined benefit pension plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc. ("affiliated companies"). Actuarial information regarding the status of the pension plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures. Some of the defined benefit pension plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law.. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we fund this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as assets under SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), however, they are included in our consolidated statements of financial position.

         We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but will need to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

         We use a measurement date of October 1 for the pension and other postretirement benefit plans.

Obligations and Funded Status

         The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                                                                       Other
                                                                                                   postretirement
                                                                   Pension benefits                   benefits
                                                                     December 31,                   December 31,
                                                                 2005           2004            2005           2004
                                                                                    (in millions)
Change in benefit obligation
Benefit obligation at beginning of year                          $(1,312.1)     $(1,191.4)        $(287.8)       $(253.3)
Service cost                                                         (49.7)         (49.6)          (10.0)          (8.7)
Interest cost                                                        (77.4)         (73.8)          (16.9)         (15.4)
Actuarial gain (loss)                                               (121.1)         (62.6)           19.8          (22.3)
Participant contributions                                              --              --              (3.6)          (2.9)
Benefits paid                                                         44.7           42.2            11.2           10.9
Curtailment gain                                                       --             25.1             --              3.9
Special termination benefits                                           --             (1.8)            --              --
Other                                                                 73.9           (0.2)            --              --
Benefit obligation at end of year                                $(1,441.7)     $(1,312.1)        $(287.3)       $(287.8)
Change in plan assets
Fair value of plan assets at beginning of year                    $1,156.4       $1,033.5          $408.5         $378.8
Actual return on plan assets                                         165.7          124.8            47.5           36.3
Employer contribution                                                 20.4           40.3             0.5            1.4
Participant contributions                                              --              --               3.6            2.9
Benefits paid                                                        (44.7)         (42.2)          (11.2)         (10.9)
Fair value of plan assets at end of year                          $1,297.8       $1,156.4          $448.9         $408.5
Funded (under funded) status                                       $(143.9)       $(155.7)         $161.6         $120.7
Unrecognized net actuarial (gain) loss                               201.2          165.9           (18.3)          20.2
                                 -
Unrecognized prior service cost (benefit)                            (71.3)           4.0           (17.2)         (19.9)
Unamortized transition asset                                           --              --               --              --
Net prepaid benefit asset (obligation)                              $(14.0)         $14.2          $126.1         $121.0
Amounts recognized in statement of financial position
-----------------------------------------------------------
  consist  of
Prepaid benefit cost                                                $172.3         $185.7          $126.1         $121.3
Accrued benefit liability, including minimum liability              (203.9)        (179.6)            --             (0.3)
Accumulated other comprehensive income                                17.6            8.1             --              --
Net amount recognized                                               $(14.0)         $14.2          $126.1         $121.0
============================================================

-------------------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as assets under SFAS 87. The market value of assets held in these trusts was $198.3 million as of December 31, 2005, and $181.0 million as of December 31, 2004.

         The Principal Residential Mortgage, Inc. divestiture in 2004 resulted in a curtailment under SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year re-measurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively in 2004. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

         Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability in 2004.

         As of January 1, 2006, changes were made to our retirement program, including the Principal Select Saving Plan ("401(k)"), the Principal Pension Plan ("Pension Plan") and to the corresponding nonqualified plans. The qualified and nonqualified pension plan changes include a reduction to the traditional and cash balance formulas, a change in the early retirement factors, and the removal of the cost of living adjustments for traditional benefits earned after January 1, 2006. The qualified and nonqualified 401(k) plan's company match will increase from 50% of a contribution rate up to a maximum of 3% of the participant's compensation to 75% of a contribution rate up to a maximum of 6% of the participant's compensation. Employees who were at least 47 years old, with a minimum of 10 years of service as of December 31, 2005, were given the choice to remain under the current pension and 401(k) arrangement or move to the new plan design. The vast majority of this group chose to remain under the current pension and 401(k) arrangement. The Pension Plan changes were recognized as a prior service benefit and resulted in a reduction of liabilities of $73.9 million.

         The pension plans' gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

         For the years ended December 31, 2005 and 2004, the pension plans had an actuarial loss of $121.1 million and $62.6 million, respectively. These losses were primarily due to the decrease in discount rate each year.

         On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

         On July 26, 2004, the Centers of Medicare and Medicaid Services ("CMS") issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter of 2004 determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year re-measurement during third quarter of 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FASB Staff Position No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003". This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 billion and the actuarial loss amortization decreased by $0.1 million.

                                Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         An actuarial liability gain of $19.8 million occurred during 2005 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as a refinement in the recognition of Medicare Part D government subsidy. This liability gain was offset by a liability loss caused by a decrease in the discount rate.
         There was an aggregate actuarial liability loss of $22.3 million during 2004 for the other postretirement benefit plans. Of this, $44.8 million was due to an actuarial liability loss experience primarily due to the 25 basis point drop in the discount rate and an increase in the health care cost trend rate. However, this loss was partially offset by the $22.5 million in actuarial liability gain due to the recognition of the Medicare Modernization Act.

         The accumulated benefit obligation for all defined benefit pension plans was $1,239.2 million and $1,098.6 million at December 31, 2005, and 2004, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

         The obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are housed in trusts that fail to meet the requirements to be included in plan assets under SFAS 87; however, these assets are included in our consolidated statements of financial position.

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Projected benefit obligation                                                                        $255.7         $233.3
Accumulated benefit obligation                                                                       203.9          179.6

---------------------------------------------------------------------
Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                                                                    December 31,
                                                                                                 2005           2004
                                                                                                    (in millions)
Accumulated postretirement benefit obligation                                                         $2.3          $92.7
Fair value of plan assets                                                                              1.6           90.3

------------------------------------------------------------





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Components of net periodic benefit cost:

                                                                                        Other postretirement
                                            Pension benefits                                  benefits
                                                                  For the year ended
                                                                     December 31,
                                  2005           2004            2003           2005            2004           2003
                                                                    (in millions)
Service cost                          $49.7          $49.6           $49.0          $10.0            $8.7          $12.3
Interest cost                          77.4           73.8            66.9           16.9            15.4           17.9
Expected return on plan
  assets                              (96.2)         (87.4)          (74.8)         (29.4)          (27.6)         (25.8)
Amortization of prior
  service cost (benefit)                1.3            1.8             1.7           (2.6)           (2.8)          (3.2)
Amortization of transition
  asset                                 --             (0.1)           (0.5)           --               --              --
Recognized net actuarial
  loss                                 16.4           14.1            17.9            0.5             0.5            2.7
Special termination and
  benefits                              --              1.8             --              --               --              --
Curtailment gain                        --            (13.8)            --              --              (5.4)           --
Net periodic benefit cost
  (income)                            $48.6          $39.8           $60.2          $(4.6)         $(11.2)          $3.9

=========================================================================
Additional information:

                                                                                                                 Other
                                                                                        Pension              postretirement
                                                                                       benefits                 benefits
                                                                                     For the year ended December 31,
                                                                                  2005           2004       2005      2004
                                                                                              (in millions)
Increase in minimum liability included in other comprehensive income                   $9.5           $4.2 N/A     N/A

-----------------------------------------------------------------------
Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                                                                               Other
                                                                                                           postretirement
                                                                                   Pension benefits           benefits
                                                                                                December 31,
                                                                                   2005       2004        2005        2004
Discount rate                                                                        5.75%       6.00%       5.75%      6.00%
Rate of compensation increase                                                        5.00%       5.00%       5.00%      5.00%

----------------------------------------------------------------





                              Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost

                                                             Pension benefits               Other postretirement benefits
                                                                        For the year ended December 31,
                                                       2005           2004        2003       2005          2004        2003
Discount rate                                         6.00%       6.25%/6.50%*     6.50%    6.00%      6.25%/6.50%*     6.50%
Expected long-term return on plan assets              8.50%           8.50%        8.50%    7.30%          7.31%        7.36%
Rate of compensation increase                         5.00%           5.00%        5.00%    5.00%          5.00%        5.00%
[GRAPHIC OMITTED]
------------------------------------------------------------------------
*        The discount rate used to calculate the benefit expense for the first three quarters of 2004 expense related to the home office pension and other postretirement benefit plans and retiree medical plans was 6.25%.
         The discount rate used to calculate the benefit expense for the last quarter of 2004 was 6.50%. The change in rates occurred due to the third quarter 2004 remeasurement for the Principal Residential
         Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

         For other postretirement benefits, the 7.30% rate for 2005 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

         The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2005, the long term expected return on plan assets was lowered to 8.25% for the 2006 pension expense calculation.

Assumed health care cost trend rates

                                                                                                  For the year ended
                                                                                                     December 31,
                                                                                                  2005          2004
        Health care cost trend rate assumed for next year under age 65                               13.00%        14.45%
        Health care cost trend rate assumed for next year age 65 and over                            13.00%        12.75%
        Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)             5.00%         5.00%
        Year that the rate reaches the ultimate trend rate                                             2017          2016

-------------------------------------------------------------
         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                                    1-percentage-       1-percentage-
                                                                                   point increase       point decrease
                                                                                              (in millions)
        Effect on total of service and interest cost components                               $5.2               $(4.2)
        Effect on accumulated postretirement benefit obligation                              (51.5)               41.8

----------------------------------------------------






                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Assets

         The pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005         2004
        Asset category
        Domestic equity securities                                                                         54%           57%

        International equity securities                                                                14                10
        Domestic debt securities                                                                           23            25
        Real estate                                                                                         9              8
          Total                                                                                           100%          100%

=========================================================================
         Our investment strategy is to achieve the following:

o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

o Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

         In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

         The overall target asset allocation for the qualified plan assets is:

                                                     Target allocation
        Asset category
        Domestic equity securities 40% - 60% International equity securities 5%
        - 15% Domestic debt securities 20% - 30% International debt securities 0% - 7% Real estate 3% - 10% Other 0% - 7%

-------------------------------------------------------------------
         For 2005 and 2004, respectively, the plan assets include zero and $26.6 million in Principal Financial Group, Inc. stock held under a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the demutualization. These holdings were liquidated as of April 30, 2005.

                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Other Postretirement Benefit Plans' Assets

         The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                                                                          October 1,
                                                                                                      2005          2004
        Asset category
        Equity securities                                                                                    55%          50%
        Debt securities                                                                                       45          50
          Total                                                                                             100%         100%

========================================================================
         The weighted average target asset allocation for the other postretirement benefit plans is:

                                                                                                      Target allocation
        Asset category
        Equity securities                                                                                  50 - 70%
        Debt securities                                                                                    30 - 50%

---------------------------------------------------------
         The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

         We expect to contribute roughly $0.5 million to our other postretirement benefit plans in 2006. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2006 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans.


                            Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Estimated Future Benefit Payments

         The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts under Medicare Part D expected to be received are:

                                                                       Other postretirement
                                                                             benefits
                            (gross benefit payments,
                                                                   including prescription drug  Amount of Medicare Part D
                                                 Pension benefits           benefits)               subsidy receipts
                                                                              (in millions)
        Year ending December 31:
           2006                                              $45.9                        $17.8                      $0.9
           2007                                               49.0                         19.9                       1.0
           2008                                               52.7                         22.0                       1.1
           2009                                               56.7                         24.5                       1.3
           2010                                               61.2                         27.2                       1.5
           2011 - 2015                                       389.5                        182.2                      11.4

----------------------------------------------------------
         The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

         The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2005.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.

                                                                      For the year ended December 31,
                                                                2005                                  2004
                                                 Qualified   Nonqualified             Qualified  Nonqualified
                                                    plan        plans       Total       plan        plans         Total
                                                                               (in millions)
        Benefit obligation, end of the year      $(1,186.0)     $(255.7)   $(1,441.7)   $(1,078.8)     $(233.3)  $(1,312.1)
        Fair value of plan assets, end of the
          year                                     1,297.8          --        1,297.8      1,156.4          --       1,156.4
        Funded (underfunded) status                  111.8       (255.7)      (143.9)        77.6       (233.3)     (155.7)
        Unrecognized net actuarial loss              111.5         89.7        201.2         97.6         68.3       165.9
        Unrecognized prior service cost
          (benefit)                                  (51.0)       (20.3)       (71.3)        10.5         (6.5)        4.0
        Unrecognized transition (asset)
          liability                                    --            --            --            --            --           --
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Amounts recognized in statement of
          financial position
        Prepaid benefit cost                        $172.3         $--         $172.3       $185.7         $--        $185.7
        Accrued benefit liability including
          minimum liability                            --         (203.9)      (203.9)         --         (179.6)     (179.6)
        Accumulated other comprehensive income         --           17.6         17.6          --            8.1         8.1
        Net amount recognized                       $172.3      $(186.3)      $(14.0)      $185.7      $(171.5)      $14.2
        Components of net periodic benefit cost
        Service cost                                 $41.9         $7.8        $49.7        $40.4         $9.2       $49.6
        Interest cost                                 63.7         13.7         77.4         59.9         13.9        73.8
        Expected return on plan assets               (96.2)         --          (96.2)       (87.4)         --         (87.4)
        Amortization of prior service cost
          (benefit)                                    2.8         (1.5)         1.3          3.7         (1.9)        1.8
        Amortization of transition (asset)
          obligation                                   --            --            --           (0.2)         0.1        (0.1)
        Recognized net actuarial loss                 11.2          5.2         16.4          7.8          6.3        14.1
        Special termination benefits                   --            --            --            --            1.8         1.8
        Curtailment gain                               --            --            --          (13.2)        (0.6)      (13.8)
        Net periodic benefit cost                    $23.4        $25.2        $48.6        $11.0        $28.8       $39.8

============================================================






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         In addition, we have defined contribution plans that are generally available to all employees and agents who are 21 or older. Eligible participants could not contribute more than $14,000 of their compensation to the plans in 2005. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $19.0 million, $18.6 million and $18.5 million in 2005, 2004, and 2003 respectively, to our qualified defined contribution plans.

         We also have a nonqualified defined contribution plan available to select employees and agents who are age 21 and over which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2005, we matched the participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. We contributed $4.8 million, $4.5 million and $3.7 million in 2005, 2004, and 2003, respectively, to our nonqualified defined contribution plans.

15.  Contingencies, Guarantees and Indemnifications

Litigation

         We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

         Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies and other industry issues. We received a subpoena on March 3, 2005 from the Office of the Attorney General of the State of New York seeking information on compensation agreements associated with the sale of retirement products. On January 13, 2006, we received a subpoena and a set of interrogatories from the Office of the Attorney General of the State of Connecticut seeking information and documents relating to payment of contingent compensation to brokers and actions in restraint of trade in the sale of group annuities. We are cooperating with these inquiries. We have received requests from regulators and other governmental authorities relating to industry issues and may receive such requests in the future.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

         On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in the Principal Life sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This more recent lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and Insurance Commissioner of the State of Iowa in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from state court to the United States District Court for the Southern District of Iowa. On July 22, 2005, the plaintiff's motion to remand the action to state court was denied, and our motion to dismiss the lawsuit was granted. On September 21, 2005, the plaintiff's motion to alter or amend the judgment was denied. On October 4, 2005, the plaintiff filed a notice of appeal to the United State Court of Appeals for the Eighth Circuit. A lawsuit was filed against us, Principal Financial Group, Inc., and Principal Financial Services, Inc. in the United States District Court for the Southern District of Iowa on October 31, 2005. The claims and allegations in the new lawsuit are substantially the same as those in the December 23, 2004 lawsuit, but the proposed class is limited to those members of the settlement class in the Principal Life sales practices class action settlement who did not own annuities and who received demutualization consideration in the form of cash under the plan of demutualization. We have filed a motion to dismiss all claims.

         While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business or financial position. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

         In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire from 2005 through 2019. The maximum exposure under these agreements as of December 31, 2005, was approximately $162.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, therefore, such guarantees would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such guarantees issued after January 1, 2003, was determined to be insignificant.

         We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc., and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such indemnifications issued after January 1, 2003, was determined to be insignificant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

15.  Contingencies, Guarantees and Indemnifications (continued)

Operating Leases

     As a lessee, we lease office space, data processing equipment and office furniture and equipment under various operating leases. Rental expense for the years ended December 31, 2005, 2004 and 2003, respectively, was $50.8 million, $44.9 million and $48.0 million.

     At December 31, 2005, the future minimum lease payments are $156.3 million. The following represents payments due by period for operating lease obligations as of December 31, 2005 (in millions).

  Year ending December 31:
        2006                                                                                                         $44.7
        2007                                                                                                          34.6
        2008                                                                                                          21.6
        2009                                                                                                          16.3
        2010                                                                                                          12.2
        2011 and thereafter                                                                                           26.9

Securities Posted as Collateral

     We posted $386.9 million in securities under collateral agreements at December 31, 2005, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.





                                     Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity

Other Comprehensive Income

         Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

         The components of accumulated other comprehensive income were as follows:

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2003                                    $900.8       $(108.6)        $(7.1)        $--          $785.1
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            677.7           --             --            --           677.7
Net change in unrealized gains on equity securities,
  available-for-sale                                             12.9           --             --            --            12.9
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments                 (8.4)          --             --            --            (8.4)
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                             (48.2)          --             --            --           (48.2)
  Unearned revenue reserves                                       1.6           --             --            --             1.6
Net change in unrealized gains on derivative instruments          --            76.3           --            --            76.3
Net change in unrealized losses on policyholder
  dividend obligation                                           (65.3)          --             --            --           (65.3)
Change in net foreign currency translation adjustment             --             --            (0.1)         --            (0.1)
Change in minimum pension liability adjustment                    --             --             --           (3.9)         (3.9)
Provision for deferred income tax benefit (expense)            (195.1)        (26.3)          --            1.4        (220.0)
Cumulative effect of accounting change, net of related
  income taxes                                                    9.1           --             --            --             9.1
Balances at December 31, 2003                                $1,285.1        $(58.6)        $(7.2)       $(2.5)     $1,216.8

------------------------------------




                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                             Net
                                 unrealized Net
                                                            gains       unrealized
                                                          (losses) gains Foreign
                                                        Accumulated on
                                                        available- (losses)
                                                        currency Minimum other
                                                          for-sale    on derivative  translation     pension     comprehensive
                                                         securities    instruments    adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2004                                 $1,285.1        $(58.6)         $(7.2)       $(2.5)     $1,216.8
Net change in unrealized gains on fixed maturities,
  available-for-sale                                            67.6           --              --            --            67.6
Net change in unrealized losses on equity securities,
  available-for-sale                                             0.2           --              --            --             0.2
Net change in unrealized losses on equity method
  subsidiaries and minority interest adjustments               (28.2)          --              --            --           (28.2)
Adjustments for assumed changes in amortization
  pattern:
  Deferred policy acquisition costs                             31.5           --              --            --            31.5
  Sales inducements                                              0.5           --              --            --             0.5
  Unearned revenue reserves                                     (3.8)          --              --            --            (3.8)
Net change in unrealized gains  on derivative
  instruments                                                    --            88.9            --            --            88.9
Net change in unrealized losses on policyholder
  dividend obligation                                          (19.5)          --              --            --           (19.5)
Change in net foreign currency translation adjustment            --             --             (0.6)         --            (0.6)
Change in minimum pension liability adjustment                   --             --              --           (4.3)         (4.3)
Provision for deferred income tax benefit (expense)            (16.7)        (31.1)           --            1.5         (46.3)
Balances at December 31, 2004                               $1,316.7         $(0.8)         $(7.8)       $(5.3)     $1,302.8

----------------------------------------------------------------------------





                                                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                              Net           Net
                                                          unrealized    unrealized
                                                             gains         gains
                                                           (losses) (losses)
                                                         Foreign Accumulated on
                                                         available- on currency
                                                         Minimum other
                                                           for-sale     derivative   translation     pension     comprehensive
                                                          securities    instruments   adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2005                                  $1,316.7         $(0.8)        $(7.8)       $(5.3)     $1,302.8
Net change in unrealized losses on fixed maturities,
  available-for-sale                                           (902.3)          --             --            --          (902.3)
Net change in unrealized gains on equity securities,
  available-for-sale                                              5.8           --             --            --             5.8
Net change in unrealized gains on equity method
  subsidiaries and minority interest adjustments                  5.3           --             --            --             5.3
Adjustments for assumed changes in amortization pattern:
  Deferred policy acquisition costs                              97.2           --             --            --            97.2
  Sales inducements                                               5.8           --             --            --             5.8
  Unearned revenue reserves                                      (8.3)          --             --            --            (8.3)
Net change in unrealized gains on derivative instruments          --            41.7           --            --            41.7
Net change in unrealized gains on policyholder dividend
  obligation                                                     84.7           --             --            --            84.7
Change in net foreign currency translation adjustment             --             --             0.7          --             0.7
Change in minimum pension liability                               --             --             --           (9.5)         (9.5)
Provision for deferred income tax benefit (expense)             244.2         (16.5)          --            3.3         231.0
Balances at December 31, 2005                                  $849.1         $24.4         $(7.1)      $(11.5)       $854.9

=============================================================================
         The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

                                                                                               For the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                                  (in millions)
Unrealized gains (losses) on available-for-sale securities arising during the year       $(430.1)       $113.5        $560.6
Adjustment for realized losses on available-for-sale securities included in net
  income                                                                                   (12.3)        (24.1)       (126.3)
Unrealized gains (losses) on available-for-sale securities, as adjusted                  $(442.4)        $89.4        $434.3
                                                                                    ==========================================

------------------------------------------------------------------
         The above table is presented net of income tax, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.

Dividend Limitations

         Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2005 statutory results, we could pay approximately $630.7 million in stockholder dividends in 2006 without exceeding the statutory limitation. See
Note 22, Subsequent Event.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments

         The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

         We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

         Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

         Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

         The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

         The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

         Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

17.  Fair Value of Financial Instruments (continued)

The carrying amounts and estimated fair values of our financial instruments were as follows:

                                                                                 December 31,
                                                                   2005                               2004
                                                     Carrying amount     Fair value    Carrying amount     Fair value
                                                                                (in millions)
        Assets (liabilities)
        Fixed maturities, available-for-sale               $39,949.0        $39,949.0        $39,111.1        $39,111.1
        Fixed maturities, trading                              105.0            105.0             93.0             93.0
        Equity securities, available-for-sale                  702.9            702.9            682.6            682.6
        Equity securities, trading                              60.1             60.1             41.2             41.2
        Mortgage loans                                      10,979.2         11,796.6         11,328.7         12,385.4
        Policy loans                                           827.7            827.7            814.5            814.5
        Other investments                                      675.0            675.0          1,259.1          1,259.1
        Cash and cash equivalents                            1,717.1          1,717.1            383.4            383.4
        Investment-type insurance contracts                (31,210.2)       (31,120.4)       (30,145.1)       (30,170.9)
        Short-term debt                                       (719.1)          (719.1)          (697.6)          (697.6)
        Long-term debt                                        (313.5)          (329.4)          (347.8)          (368.9)

-----------------------------------------------------------------

18.  Statutory Insurance Financial Information

         We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

         In 2003, we received written approval from the State of Iowa to recognize as admitted assets those assets pledged by us on behalf of a wholly owned subsidiary instead of nonadmitting such assets. At December 31, 2003, the statutory surplus was $707.0 million greater than it would have been if NAIC Statutory Accounting Principles had been followed for this transaction. This permitted practice has no effect on our net income for the year then ended. As of December 31, 2005 and 2004, there were no pledged assets on behalf of a wholly owned subsidiary.

         Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, we meet the minimum RBC requirements.

         Statutory net income and statutory surplus (excluding amounts attributable to common capital stock) were as follows:

                                                                                        As of or for the year ended
                                  December 31,
                                 2005 2004 2003
                                                                                               (in millions)
        Statutory net income                                                             $666.2       $512.7       $577.1
        Statutory surplus                                                               3,657.8      3,044.3      3,859.4

----------------------------------------------------------------------


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information

         We provide financial products and services through the following segments: U.S. Asset Management and Accumulation and Life and Health Insurance. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

         The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

         The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented. See Note 4, Discontinued Operations, for further explanation.

         The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

         Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income available to common stockholders for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

         The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                                                                    December 31,
                                                                                                2005           2004
                                                                                                   (in millions)
        Assets:
        U.S. Asset Management and Accumulation                                                 $103,424.9      $94,317.0
        Life and Health Insurance                                                                14,053.2       13,141.3
        Corporate and Other                                                                       2,520.8        2,420.9
          Total consolidated assets                                                            $119,998.9     $109,879.2

========================================================


                                                                                     For the year ended December 31,
                                                                                    2005          2004          2003
                                                                                              (in millions)
        Operating revenues by segment:
        U.S. Asset Management and Accumulation                                      $3,968.6      $3,620.0      $3,516.7
        Life and Health Insurance                                                    4,372.9       4,153.2       4,014.3
        Corporate and Other                                                            (15.1)         (4.2)         24.2
          Total segment operating revenues                                           8,326.4       7,769.0       7,555.2
        Add:
         Net realized/unrealized capital losses, including recognition of
         front-end     fee revenues and certain market value adjustments to
         fee revenues                                                                  (28.6)       (119.8)       (103.5)
        Subtract:
         Operating revenues from discontinued real estate investments                    2.2           2.5           4.0
          Total revenues per consolidated statements of operations                  $8,295.6      $7,646.7      $7,447.7
        Operating earnings (loss) by segment, net of related income taxes:
        U.S. Asset Management and Accumulation                                        $520.0        $498.5        $425.1
        Life and Health Insurance                                                      277.4         257.7         241.2
        Mortgage Banking                                                                 --           (10.3)        (18.1)
        Corporate and Other                                                             10.6          (1.0)         21.3
          Total segment operating earnings, net of related income taxes                808.0         744.9         669.5
        Net realized/unrealized capital losses, as adjusted                            (26.8)        (77.7)        (59.2)
        Other after-tax adjustments (1)                                                 50.9         100.6          49.0
          Net income per consolidated statements of operations                        $832.1        $767.8        $659.3

================================================================
[GRAPHIC OMITTED]
(1)      In 2005, other after-tax adjustments of $50.9 million included (1) the positive effect of: (a) a decrease in income tax reserves established for IRS tax matters ($33.8 million); (b) gains on sales of real estate properties that qualify for discontinued operations treatment under
         SFAS 144 ($22.3 million); and (2) the negative effect from a change in the estimated gain on disposal of Principal Residential Mortgage, Inc.
         ($5.2 million).

         In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of: (a) the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         In 2003, other after-tax adjustments of $49.0 million included (1) the positive effect of: (a) a decrease in income tax reserves established for contested IRS tax audit matters ($28.9 million); (b) income from discontinued operations related to Principal Residential Mortgage, Inc. ($23.5 million); and (2) the negative affect of a cumulative effect of accounting change related to the implementation of FIN 46 ($3.4 million).

         The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

                                                                                        For the year ended December 31,
                                                                                        2005           2004         2003
                                                                                                 (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation                                                     $151.6        $147.8       $131.5
Life and Health Insurance                                                                   139.9         130.6        122.6
Mortgage Banking                                                                              --            (6.4)       (11.2)
Corporate and Other                                                                          10.4          (5.1)         2.5
   Total segment income taxes from operating earnings                                       301.9         266.9        245.4
Add:
   Tax benefits related to net realized/unrealized capital losses, as adjusted              (10.6)        (40.6)       (37.4)
   Tax benefits related to other after-tax adjustments                                       (3.5)          --          (26.1)
Subtract:
   Income tax expense from discontinued real estate                                           0.8           0.9          1.4
  Total income tax expense per consolidated statements of operations                       $287.0        $225.4       $180.5

==============================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following table summarizes operating revenues for our products and services:

                                                                                         For the year ended December 31,
                                                                                         2005          2004         2003
                                                                                                  (in millions)
U.S. Asset Management and Accumulation:
  Full-service accumulation                                                              $1,245.9      $1,168.7     $1,099.5
  Full-service payout                                                                       863.5         811.8        862.5
  Investment only                                                                         1,002.3         931.6        905.9
    Total pension                                                                         3,111.7       2,912.1      2,867.9
Individual annuities                                                                        471.6         393.8        354.9
Other and eliminations                                                                       22.3          20.6         24.3
  Total U.S. Asset Accumulation                                                           3,605.6       3,326.5      3,247.1
Principal Global Investors                                                                  414.3         338.5        304.0
Eliminations                                                                                (51.3)        (45.0)       (34.4)
  Total U.S. Asset Management and Accumulation                                            3,968.6       3,620.0      3,516.7
Life and Health Insurance:
  Individual life insurance                                                               1,361.7       1,370.4      1,360.1
  Health insurance                                                                        1,879.7       1,778.8      1,746.7
  Specialty benefits insurance                                                            1,131.5       1,004.0        907.5
    Total Life and Health Insurance                                                       4,372.9       4,153.2      4,014.3

Corporate and Other                                                                         (15.1)         (4.2)        24.2

Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Total operating revenues                                                                 $8,326.4      $7,769.0     $7,555.2
Net realized/unrealized capital losses, including recognition of front-end fee
  revenues and certain market value adjustments to fee revenues                             (28.6)       (119.8)      (103.5)
Operating revenues from discontinued real estate investments                                 (2.2)         (2.5)        (4.0)
Total U.S. GAAP revenues                                                                 $8,295.6      $7,646.7     $7,447.7

========================================================================


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20.  Stock-Based Compensation Plans

         As of December 31, 2005, our ultimate parent, Principal Financial Group, Inc. has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan, and the Long Term Performance Plan, which result in an expense for us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long Term Performance Plan.

         Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units, or other stock-based awards. Options outstanding under the Stock Incentive Plan and the 2005 Stock Incentive Plan were granted at a price equal to the market value of Principal Financial Group, Inc. common stock on the date of grant, and expire ten years after the grant date. Options granted have graded or cliff vesting over a three-year period.

         Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan and have graded or cliff vesting over a three-year period.

         In 2004 and 2003, stock appreciation rights were issued to agents meeting certain production requirements. The stock appreciation rights vest ratably over a three-year period. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $0.2 million, $0.3 million and $0.1 million, respectively, related to the stock appreciation rights.

         Principal Financial Group, Inc. also maintains the Long Term Performance Plan, which provides the opportunity for eligible executives to receive additional rewards if specified minimum corporate performance objectives are achieved over a three-year period. This plan was amended in May 2001, to utilize stock as an option for payment starting with payments in 2003. For the years ended December 31, 2005, 2004 and 2003, we recorded compensation expense of $9.2 million, $4.7 million and $6.6 million, respectively, related to the plan. Effective with stockholder approval of the 2005 Stock Incentive Plan, any awards earned under the Long Term Performance Plan will be issued under the 2005 Stock Incentive Plan.

         Under Principal Financial Group, Inc.'s Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc. common stock on a quarterly basis. For 2003, the maximum amount an employee could contribute during any plan year was the lesser of $10,000, or such greater or lesser amount as determined by the plan administrator, and 10% of the employee's salary. Effective January 1, 2004, employees may purchase up to $25,000 worth of Principal Financial Group, Inc. stock each year. Employees may purchase shares of Principal Financial Group, Inc. common stock at a price equal to 85% of the share's fair market value as of the beginning or end of the quarter, whichever is lower.

         The compensation cost that has been charged against income for the Stock Incentive Plan and Employee Stock Purchase Plan was $38.3 million, $38.5 million, and $20.3 million for 2005, 2004 and 2003, respectively. For awards with graded vesting, we use an accelerated expense attribution method.

         The weighted-average estimated fair value of stock options granted during 2005, 2004 and 2003, using the Black-Scholes option valuation model was $9.18, $13.55, and $10.64 per share, respectively. The fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

                                                                                              2005      2004      2003
        Dividend yield                                                                          1.41%     1.26%      .91%
        Expected volatility                                                                     19.1%     39.2%     38.6%
        Risk-free interest rate                                                                  4.1%      3.3%      3.1%
        Expected life (in years)                                                                    6         6         6

============================================================================





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

21.  Quarterly Results of Operations (Unaudited)

         The following is a summary of unaudited quarterly results of operations for 2005 and 2004:

                                                                                    For the three months ended
                                                                        March 31       June 30    September 30   December 31
                                                                                           (in millions)
2005
  Total revenues                                                          $1,977.7      $2,025.7      $2,036.3      $2,255.9
  Total expenses                                                           1,703.9       1,740.5       1,769.4       1,981.2
  Income from continuing operations, net of related income taxes             199.4         203.9         192.0         218.3
  Income from discontinued operations, net of related income taxes             0.6          15.3           0.1           2.5
  Net income                                                                 200.0         219.2         192.1         220.8

------------------------------------------------------------------------
2004
  Total revenues                                                         $1,841.2      $1,834.1       $1,926.7      $2,044.7
  Total expenses                                                          1,638.0       1,655.2        1,680.8       1,781.7
  Income from continuing operations, net of related income taxes            151.5         135.4          183.6         195.1
  Income (loss) from discontinued operations, net of related income
    taxes                                                                    31.1         (19.9)          94.0          (0.6)
  Cummulative effect of accounting change                                    (2.4)          --              --             --
  Net income                                                                180.2         115.5          277.6         194.5

22.  Subsequent Event

         On February 28, 2006, we declared a common stock dividend to our parent company of up to $625.0 million, $425.0 million of which was accrued as of February 28, 2006.

                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2005 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2005.
                          Statement of Operations for the year ended
                            December 31, 2005.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2005, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2005, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2005, 2004 and 2003.
                          Consolidated Statements of Financial Position,
                            December 31, 2005, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2005, 2004 and 2003.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2005, 2004 and 2003.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2005*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2005, 2004 and 2003 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2005, 2004 and 2003 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP*
                 (10b) Powers of Attorney (Filed 04/30/04) *
                 (11)  Financial Statement Schedules*
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee

 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3020 NW 33rd Avenue
 Member, Audit Committee                   Lauderdale Lakes, FL  33311

 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134

 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee

 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee

 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 Chairman of the Board and
   Chair, Executive Committee
 Principal Life: Chairman, President and
   Chief Executive Officer


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


 THERESE M. VAUGHAN                        Drake University
 Director                                  2507 University Avenue
 Member, Audit Committee                   Des Moines, Iowa 50311


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

  JOHN EDWARD ASCHENBRENNER    President, Insurance and Financial Services
  RONALD L. DANILSON           Senior Vice President - Retirement and Investor Services
  JAMES DAVID DEVRIES          Senior Vice President - Human Resources
  RALPH CRAIG EUCHER           Senior Vice President - Retirement and Investor Services
  NORA MARY EVERETT            Senior Vice President and Deputy General Counsel
  MICHAEL HARRY GERSIE         Executive Vice President and Chief Financial Officer
  THOMAS JOHN GRAF             Senior Vice President - Investor Relations
  JOYCE NIXSON HOFFMAN         Senior Vice President and Corporate Secretary
  DANIEL JOSEPH HOUSTON        Senior Vice President - Retirement and Investor Services
  CAREY GRANT JURY             Senior Vice President - Health
  ELLEN ZISLIN LAMALE          Senior Vice President and Chief Actuary
  JULIA MARIE LAWLER           Senior Vice President and Chief Investment Officer
  JAMES PATRICK MCCAUGHAN      President, Global Asset Management
  TIMOTHY JON MINARD           Senior Vice President - Retirement Distribution
  MARY AGNES O'KEEFE           Senior Vice President and Chief Marketing Officer
  GARY PAUL SCHOLTEN           Senior Vice President and Chief Information Officer
  KAREN ELIZABETH SHAFF        Executive Vice President and General Counsel
  MARGARET WOLIN SKINNER       Senior Vice President - Life & Health Distribution
  NORMAN RAUL SORENSEN         Senior Vice President - International Asset Accumulation
  DEANNA DAWNETTE STRABLE      Senior Vice President - Specialty Benefits
  LARRY DONALD ZIMPLEMAN       President, Retirement and Investor Services


Item 26.  Persons Controlled by or Under Common Control with Registrant

Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.18% of shares outstanding of the Bond & Mortgage Securitites Fund,
               0.00% of shares outstanding of the Disciplined LargeCap Blend
               Fund,
               6.17% of shares outstanding of the Diversified International
               Fund,
               0.00% of shares outstanding of the Equity Income Fund,
               0.00% of shares outstanding of the Government & High Quality
               Bond Fund,
               0.00%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.00% of shares outstanding of the High Yield Fund, 0.06% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
               0.00% of shares outstanding of the International Growth Fund, 8.42% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 11.41% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.20% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.01% of shares outstanding of the MidCap Value Fund, 5.06% of shares outstanding of the Money Market Fund, 47.99% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               0.02% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
               Fund I,
               0.01% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.01% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.11% of shares outstanding of the Partners SmallCap Value Fund I,
               0.01% of shares outstanding of the Partners SmallCap Value Fund
               II,
               0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 1.71% of shares outstanding of the Short Term Bond Fund, 10.97% of shares outstanding of the SmallCap Blend Fund, 0.08% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.07% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund, 0.02% of shares outstanding of the Ultra Short Bond Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on April 12, 2006.

Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on April 12, 2006: Asset Allocation, Balanced, Bond, Capital Value, Diversified International, Equity Growth, Equity Income, Equity Value, Government & High Quality Bond, Growth, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth and SmallCap Value.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.


Item 27.  Number of Contractowners - As of: March 31, 2006

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            40                9
          Pension Builder Contracts                381              252
          Personal Variable Contracts              245               12
          Premier Variable Contracts               781               35
          Flexible Variable Annuity Contract    55,382           55,382
          Freedom Variable Annuity Contract      2,248            2,248
          Investment Plus Variable
          Annuity Contract                       5,201            5,201

Item 28.  Indemnification

There is no contract, arrangement or statute under which the underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by the underwriter or affiliated person for his/her own protection.


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

       Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Thomas J. Loftus                 Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     David W. Miles                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington              Assistant Director -
     The Principal                    Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kyle R. Selberg                  Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff                   Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $5,599.74
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 27th day of April, 2006.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         04/27/2006
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              04/27/2006
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        04/27/2006
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        04/27/2006
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        04/27/2006
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        04/27/2006
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        04/27/2006
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        04/27/2006
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        04/27/2006
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        04/27/2006
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        04/27/2006
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        04/27/2006
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        04/27/2006
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        04/27/2006
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        04/27/2006
--------------------
E. E. Tallett


  (T. M. Vaughan)*             Director                        04/27/2006
--------------------
T. M. Vaughan


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included